UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-08457

Exact name of registrant as specified in charter: Delaware Group® Foundation Funds

Address of principal executive offices:
2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:
David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code: (800) 523-1918

Date of fiscal year end: September 30

Date of reporting period: March 31, 2009

Item 1. Reports to Stockholders

Semiannual Report	Delaware
Foundation® Funds

Delaware
Aggressive Allocation Portfolio

Delaware
Moderate Allocation Portfolio

Delaware
Conservative Allocation Portfolio

March 31, 2009

Core equity mutual funds

Table of contents

> Disclosure of Portfolio expenses	1

> Sector allocations, top 10 holdings & credit quality breakdowns	3

> Statements of net assets	9

> Statements of operations	49

> Statements of changes in net assets	50

> Financial highlights	51

> Notes to financial statements	66

> About the organization	75

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management
Business Trust, which is a registered investment advisor.

© 2009 Delaware Distributors, L.P.

All third-party trademarks cited are the property of their respective owners.

Disclosure of Portfolio expenses

For the period October 1, 2008 to March 31, 2009

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Portfolio expenses. These following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2008 to March 31, 2009.

Actual Expenses

The first section of the tables shown, “Actual Portfolio Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the tables shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Portfolios’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Portfolios’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Portfolio’s expenses shown in the tables reflect fee waivers in effect. The expenses shown in each table assume reinvestment of all dividends and distributions.

Delaware Aggressive Allocation Portfolio
Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	10/1/08 to
	10/1/08	3/31/09	Ratio	3/31/09*
Actual Portfolio Return
Class A	$1,000.00	$809.80	1.15%	$5.19
Class B	1,000.00	806.90	1.90%	8.56
Class C	1,000.00	807.20	1.90%	8.56
Class R	1,000.00	809.10	1.40%	6.31
Institutional Class	1,000.00	811.50	0.90%	4.06
Hypothetical 5% Return (5% return before expenses)
Class A	$1,000.00	$1,019.20	1.15%	$5.79
Class B	1,000.00	1,015.46	1.90%	9.55
Class C	1,000.00	1,015.46	1.90%	9.55
Class R	1,000.00	1,017.95	1.40%	7.04
Institutional Class	1,000.00	1,020.44	0.90%	4.53

Delaware Moderate Allocation Portfolio
Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	10/1/08 to
	10/1/08	3/31/09	Ratio**	3/31/09*
Actual Portfolio Return
Class A	$1,000.00	$867.30	1.21%	$5.63
Class B	1,000.00	864.60	1.96%	9.11
Class C	1,000.00	864.90	1.96%	9.11
Class R	1,000.00	866.70	1.46%	6.79
Institutional Class	1,000.00	868.00	0.96%	4.47
Hypothetical 5% Return (5% return before expenses)
Class A	$1,000.00	$1,018.90	1.21%	$6.09
Class B	1,000.00	1,015.16	1.96%	9.85
Class C	1,000.00	1,015.16	1.96%	9.85
Class R	1,000.00	1,017.65	1.46%	7.34
Institutional Class	1,000.00	1,020.14	0.96%	4.84

Disclosure of Portfolio expenses

Delaware Conservative Allocation Portfolio
Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	10/1/08 to
	10/1/08	3/31/09	Ratio	3/31/09*
Actual Portfolio Return
Class A	$1,000.00	$924.50	1.15%	$5.52
Class B	1,000.00	920.50	1.90%	9.10
Class C	1,000.00	920.10	1.90%	9.10
Class R	1,000.00	922.90	1.40%	6.71
Institutional Class	1,000.00	925.90	0.90%	4.32
Hypothetical 5% Return (5% return before expenses)
Class A	$1,000.00	$1,019.20	1.15%	$5.79
Class B	1,000.00	1,015.46	1.90%	9.55
Class C	1,000.00	1,015.46	1.90%	9.55
Class R	1,000.00	1,017.95	1.40%	7.04
Institutional Class	1,000.00	1,020.44	0.90%	4.53

*“Expenses Paid During Period” are equal to the Portfolio’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

**Annualized expense ratio for Delaware Moderate Allocation Portfolio exceeds the current contractual expense cap of 0.90% due to proxy expenses incurred from Fund merger.

Sector allocations, top 10 holdings &
credit quality breakdowns

Delaware Aggressive Allocation Portfolio

As of March 31, 2009

Sector designations may be different than the sector designations presented in other Portfolio materials. The sector designations may represent the investment manager internal sector classifications, which may result in the sector designations for one Portfolio being different than another Portfolio’s sector designations.

Percentage
Sector	of net assets
Common Stock	58.61%
U.S. Markets	34.47%
Consumer Discretionary	2.67%
Consumer Staples	4.11%
Energy	2.69%
Financials	4.07%
Health Care	6.60%
Industrials	2.77%
Information Technology	7.76%
Materials	1.34%
Telecommunications	1.53%
Utilities	0.93%
Developed Markets	16.99%
Consumer Discretionary	2.35%
Consumer Staples	1.89%
Energy	1.68%
Financials	1.43%
Health Care	2.12%
Industrials	2.71%
Information Technology	1.72%
Materials	1.02%
Telecommunications	1.53%
Utilities	0.54%
Emerging Markets	7.15%
Consumer Discretionary	0.36%
Consumer Staples	0.39%
Energy	1.58%
Financials	0.62%
Industrials	0.35%
Information Technology	0.86%
Materials	0.73%
Telecommunications	1.39%
Utilities	0.87%
Convertible Preferred Stock	1.09%
Exchange Traded Fund	8.67%
Agency Collateralized Mortgage Obligations	0.61%
Agency Mortgage-Backed Securities	6.03%
Agency Obligations	0.67%
Commercial Mortgage-Backed Securities	1.21%
Convertible Bonds	1.40%
Corporate Bonds	12.00%
Banking	1.07%
Basic Industry	0.55%
Brokerage	0.31%
Capital Goods	0.66%
Consumer Cyclical	0.98%
Consumer Non-Cyclical	1.79%
Energy	0.97%
Financials	0.63%
Insurance	0.62%
Media	0.91%
Services Non-Cyclical	0.57%
Technology & Electronics	0.24%
Telecommunications	1.96%
Utilities	0.74%
Foreign Agencies	0.29%
Non-Agency Asset-Backed Securities	0.93%
Non-Agency Collateralized Mortgage Obligations	0.36%
Sovereign Debt	0.79%
Supranational Bank	0.70%
U.S. Treasury Obligations	0.49%
Preferred Stock	0.12%
Discounted Commercial Paper	0.64%
Repurchase Agreement	5.51%
Total Value of Securities	100.12%
Liabilities Net of Receivables and Other Assets	(0.12%)
Total Net Assets	100.00%

Sector allocations, top 10 holdings &
credit quality breakdowns

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 Holdings	of net assets
Bank of New York Mellon	0.78%
QUALCOMM	0.73%
BP	0.70%
Coca-Cola Amatil	0.70%
CGI Group Class A	0.66%
Apple	0.63%
Google Class A	0.63%
Procter & Gamble	0.63%
Wyeth	0.62%

Credit quality breakdown
(as a % of fixed income investments)*
AAA	51.98%
AA	4.76%
A	15.29%
BBB	14.23%
BB	5.73%
B	6.39%
CCC	1.55%
Not Rated	0.07%
Total	100.00%

*Bond ratings are determined by independent, nationally recognized statistical rating organizations.

Delaware Moderate Allocation Portfolio

As of March 31, 2009

Sector designations may be different than the sector designations presented in other Portfolio materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one Portfolio being different than another Portfolio’s sector designations.

Percentage
Sector	of net assets
Common Stock	42.76%
U.S. Markets	25.70%
Consumer Discretionary	2.00%
Consumer Staples	3.09%
Energy	2.08%
Financials	3.03%
Health Care	4.78%
Industrials	2.12%
Information Technology	5.82%
Materials	1.01%
Telecommunications	1.09%
Utilities	0.68%
Developed Markets	12.28%
Consumer Discretionary	1.68%
Consumer Staples	1.33%
Energy	1.33%
Financials	1.07%
Health Care	1.53%
Industrials	1.89%
Information Technology	1.24%
Materials	0.73%
Telecommunications	1.10%
Utilities	0.38%
Emerging Markets	4.78%
Consumer Discretionary	0.25%
Consumer Staples	0.25%
Energy	0.97%
Financials	0.52%
Industrials	0.19%
Information Technology	0.58%
Materials	0.48%
Telecommunications	0.91%
Utilities	0.63%
Convertible Preferred Stock	1.14%
Exchange Traded Fund	7.34%
Agency Collateralized Mortgage Obligations	0.87%
Agency Mortgage-Backed Securities	9.16%
Agency Obligations	0.59%
Commercial Mortgage-Backed Securities	1.83%
Convertible Bonds	1.34%
Corporate Bonds	18.59%
Banking	1.78%
Basic Industry	0.84%
Brokerage	0.45%
Capital Goods	1.04%
Consumer Cyclical	1.43%
Consumer Non-Cyclical	2.76%
Energy	1.55%
Financials	0.83%
Insurance	0.95%
Media	1.44%
Services Non-Cyclical	1.12%
Technology	0.53%
Telecommunications	2.75%
Utilities	1.12%
Foreign Agencies	0.45%
Non-Agency Asset-Backed Securities	1.48%
Non-Agency Collateralized Mortgage Obligations	0.55%
Sovereign Debt	1.26%
Supranational Banks	1.02%
U.S. Treasury Obligations	0.94%
Preferred Stock	0.11%
Discounted Commercial Paper	1.63%
Repurchase Agreement	9.87%
Total Value of Securities	100.93%
Liabilities Net of Receivables and Other Assets	(0.93%)
Total Net Assets	100.00%

Sector allocations, top 10 holdings &
credit quality breakdowns

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 Holdings	of net assets
Bank of New York Mellon	0.61%
QUALCOMM	0.54%
Procter & Gamble	0.50%
BP	0.50%
Coca-Cola Amatil	0.49%
Intel	0.49%
CGI Group Class A	0.48%
Google Class A	0.46%
Apple	0.46%

Credit quality breakdown
(as a % of fixed income investments)*
AAA	52.94%
AA	4.52%
A	15.69%
BBB	13.82%
BB	5.24%
B	6.21%
CCC	1.50%
Not Rated	0.08%
Total	100.00%

*Bond ratings are determined by independent, nationally recognized statistical rating organizations.

Delaware Conservative Allocation Portfolio

As of March 31, 2009

Sector designations may be different than the sector designations presented in other Portfolio materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one Portfolio being different than another Portfolio’s sector designations.

Percentage
Sector	of net assets
Common Stock	26.13%
U.S. Markets	15.60%
Consumer Discretionary	1.20%
Consumer Staples	1.87%
Energy	1.22%
Financials	1.83%
Health Care	2.96%
Industrials	1.27%
Information Technology	3.52%
Materials	0.62%
Telecommunications	0.69%
Utilities	0.42%
Developed Markets	7.42%
Consumer Discretionary	0.92%
Consumer Staples	0.85%
Energy	0.75%
Financials	0.63%
Health Care	0.94%
Industrials	1.20%
Information Technology	0.77%
Materials	0.44%
Telecommunications	0.68%
Utilities	0.24%
Emerging Markets	3.11%
Consumer Discretionary	0.15%
Consumer Staples	0.17%
Energy	0.68%
Financials	0.27%
Industrials	0.14%
Information Technology	0.38%
Materials	0.31%
Telecommunications	0.59%
Utilities	0.42%
Convertible Preferred Stock	1.19%
Exchange Traded Fund	4.54%
Agency Collateralized Mortgage Obligations	1.27%
Agency Mortgage-Backed Securities	13.37%
Agency Obligations	2.45%
Commercial Mortgage-Backed Securities	2.51%
Convertible Bonds	1.42%
Corporate Bonds	27.85%
Banking	3.07%
Basic Industry	1.21%
Brokerage	0.66%
Capital Goods	1.45%
Consumer Cyclical	2.23%
Consumer Non-Cyclical	3.81%
Energy	2.22%
Financials	1.17%
Insurance	1.40%
Media	2.20%
Services Non-Cyclical	1.97%
Technology & Electronics	0.77%
Telecommunications	4.05%
Utilities	1.58%
Foreign Agencies	0.73%
Non-Agency Asset-Backed Securities	2.32%
Non-Agency Collateralized Mortgage Obligations	0.79%
Sovereign Debt	1.84%
Supranational Bank	1.53%
U.S. Treasury Obligations	1.35%
Preferred Stock	0.10%
Discounted Commercial Paper	2.06%
Repurchase Agreement	10.01%
Total Value of Securities	101.46%
Liabilities Net of Receivables and Other Assets	(1.46%)
Total Net Assets	100.00%

Sector allocations, top 10 holdings &
credit quality breakdowns

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 Holdings	of net assets
Bank of New York Mellon	0.35%
QUALCOMM	0.34%
BP	0.32%
Coca-Cola Amatil	0.30%
CGI Group Class A	0.30%
Intel	0.29%
Johnson & Johnson	0.28%
Procter & Gamble	0.28%
Apple	0.28%
Google Class A	0.28%

Credit quality breakdown
(as a % of fixed income investments)*
AAA	53.99%
AA	4.42%
A	15.69%
BBB	12.78%
BB	5.24%
B	6.30%
CCC	1.50%
Not Rated	0.08%
Total	100.00%

*Bond ratings are determined by independent, nationally recognized statistical rating organizations.

Statements of net assets

Delaware Aggressive Allocation Portfolio

March 31, 2009 (Unaudited)

		Number of	Value
		Shares	(U.S. $)
Common Stock – 58.61%
U.S. Markets – 34.47%
Consumer Discretionary – 2.67%
†	Aeropostale	780	$20,717
	American Eagle Outfitters	2,320	28,397
†	Bally Technologies	750	13,815
†	Buffalo Wild Wings	210	7,682
	Burger King Holdings	2,260	51,867
†	CEC Entertainment	380	9,834
	CKE Restaurants	2,070	17,388
	Comcast Class A	2,930	39,965
	DeVry	370	17,827
	Disney (Walt)	1,950	35,412
	Gap	9,000	116,910
	Guess	660	13,913
†	Gymboree	465	9,928
†	Hibbett Sports	545	10,475
†	Jack in the Box	1,045	24,338
†	Jarden	2,460	31,168
†	Lincoln Educational Services	630	11,542
†	Marvel Entertainment	720	19,116
	Mattel	8,700	100,311
	McDonald’s	1,310	71,487
	National CineMedia	1,190	15,684
	NIKE Class B	1,390	65,177
†	Papa John’s International	525	12,007
	Phillips-Van Heusen	680	15,422
	Staples	7,600	137,635
†	Ulta Salon Cosmetics &
	Fragrance	2,210	14,630
†	Urban Outfitters	1,570	25,701
†	Viacom Class B	1,210	21,030
	Weight Watchers International	3,600	66,780
†	WMS Industries	855	17,878
			1,044,036
Consumer Staples – 4.11%
	Alberto Culver	835	18,879
	Altria Group	480	7,690
	Archer-Daniels-Midland	5,300	147,234
	Casey’s General Stores	795	21,195
†	Chattem	370	20,739
	Colgate-Palmolive	710	41,876
	CVS Caremark	7,220	198,478
	Heinz (H.J.)	3,700	122,322
	Kimberly-Clark	2,600	119,886
	Kraft Foods Class A	5,200	115,908
	PepsiCo	1,650	84,942
	Philip Morris International	480	17,078
	Procter & Gamble	5,270	248,164
†	Ralcorp Holdings	375	20,205
	Safeway	6,500	131,235
	Seaboard	15	15,150
	Smucker (J.M.)	700	26,089
	Walgreen	5,500	142,780
	Wal-Mart Stores	2,050	106,805
			1,606,655
Energy – 2.69%
	Arch Coal	1,180	15,777
†	Bristow Group	435	9,322
†	Carrizo Oil & Gas	1,120	9,946
	Chevron	2,930	197,012
†	Complete Production Services	1,655	5,097
	ConocoPhillips	3,100	121,396
	EOG Resources	2,480	135,805
	EQT	1,020	31,957
†	EXCO Resources	990	9,900
	Exxon Mobil	2,580	175,698
	Lufkin Industries	355	13,447
	Marathon Oil	5,000	131,450
	Massey Energy	750	7,590
†	National Oilwell Varco	1,260	36,175
	Occidental Petroleum	1,120	62,328
	Penn Virginia	720	7,906
	Schlumberger	1,319	53,578
	St. Mary Land & Exploration	1,300	17,199
†	Willbros Group	1,200	11,640
			1,053,223
Financials – 4.07%
	Alexandria Real Estate Equities	275	10,010
	Allstate	7,600	145,540
	Bank of New York Mellon	10,800	305,099
	Berkley (W.R.)	1,200	27,060
	Capital One Financial	1,190	14,566
	City Holding	525	14,327
	CME Group	650	160,153
	Digital Realty Trust	580	19,244
	Dime Community Bancshares	1,635	15,336
	East West Bancorp	1,510	6,901
	First Commonwealth Financial	1,195	10,600
	First Niagara Financial Group	1,225	13,353
	Greenhill	155	11,447
	Hanover Insurance Group	800	23,056
	Harleysville Group	450	14,315
	Home Properties	635	19,463
	Host Hotels & Resorts	1,560	6,115
	Independent Bank	685	10,104
†	IntercontinentalExchange	2,700	201,068
	JPMorgan Chase	2,500	66,450
†	Nasdaq OMX Group	930	18,209
	optionsXpress Holdings	1,215	13,815
	PNC Financial Services Group	560	16,402
†	ProAssurance	460	21,445
	Provident Financial Services	1,335	14,431
	Prudential Financial	910	17,308
†	RiskMetrics Group	830	11,861
	RLI	335	16,817
	Senior Housing Properties Trust	1,545	21,661
	Simon Property Group	368	12,760
	Smithtown Bancorp	420	4,738
	Sovran Self Storage	650	13,052

(continues)     9

Statements of net assets

Delaware Aggressive Allocation Portfolio

		Number of	Value
		Shares	(U.S. $)
Common Stock (continued)
U.S. Markets (continued)
Financials (continued)
	TCF Financial	935	$10,996
†	Texas Capital Bancshares	1,225	13,794
	Travelers	4,340	176,377
	Trustmark	835	15,347
	U.S. Bancorp	1,960	28,636
	Waddell & Reed Financial	1,175	21,232
	Washington Federal	970	12,891
	Wells Fargo	2,600	37,024
			1,593,003
Health Care – 6.60%
†	Align Technology	1,860	14,750
†	Alkermes	1,770	21,470
	Allergan	3,900	186,264
†	Amgen	1,250	61,900
†	AMN Healthcare Services	1,180	6,018
†	Bio-Rad Laboratories Class A	305	20,100
	Bristol-Myers Squibb	7,600	166,592
	Cardinal Health	3,700	116,476
†	Catalyst Health Solutions	750	14,865
†	Celera	1,725	13,162
†	Celgene	480	21,312
†	Conmed	745	10,735
†	Dionex	380	17,955
†	Express Scripts	690	31,857
†	Gen-Probe	900	41,022
†	Gilead Sciences	3,520	163,046
†	Hologic	2,260	29,583
†	Intuitive Surgical	400	38,144
	Johnson & Johnson	4,380	230,389
†	Kendle International	810	16,978
†	Medarex	2,790	14,313
†	Medco Health Solutions	3,300	136,422
	Medtronic	1,490	43,910
	Merck	7,540	201,695
†	Merit Medical Systems	665	8,120
†	Noven Pharmaceuticals	1,600	15,168
†	ONYX Pharmaceuticals	635	18,129
†	OSI Pharmaceuticals	640	24,486
	Pfizer	10,720	146,006
†	Psychiatric Solutions	875	13,764
	Quest Diagnostics	3,000	142,440
†	Quidel	1,180	10,880
†	Regeneron Pharmaceuticals	870	12,058
†	Res-Care	930	13,541
†	Sun Healthcare Group	1,750	14,770
	Techne	300	16,413
†	Thermo Fisher Scientific	1,030	36,740
†	United Therapeutics	315	20,818
	UnitedHealth Group	8,140	170,370
	Universal Health Services Class B	295	11,310
†	Vertex Pharmaceuticals	740	21,260
†	VNUS Medical Technologies	295	6,275
	West Pharmaceutical Services	490	16,077
	Wyeth	5,640	242,747
			2,580,330
Industrials – 2.77%
	AAON	1,050	19,026
	Acuity Brands	635	14,313
	Administaff	785	16,587
	American Ecology	680	9,479
	Applied Industrial Technologies	760	12,821
	Barnes Group	750	8,018
	Boeing	720	25,618
	Caterpillar	480	13,421
†	Chart Industries	1,210	9,535
†	Columbus McKinnon	1,050	9,156
†	CRA International	440	8,307
†	DynCorp International Class A	1,100	14,663
†	ESCO Technologies	220	8,514
	Expeditors International Washington	4,200	118,818
	Fluor	820	28,331
†	FTI Consulting	610	30,183
	General Electric	4,990	50,449
	Goodrich	1,110	42,058
†	GrafTech International	2,075	12,782
	Granite Construction	585	21,926
†	Graphic Packaging Holding	730	635
	Healthcare Services Group	1,255	18,787
†	Hexcel	1,820	11,957
	Honeywell International	800	22,288
†	Hub Group Class A	820	13,940
†	Huron Consulting Group	275	11,668
†	Kadant	835	9,619
†	Kforce	1,865	13,111
	McGrath RentCorp	920	14,499
	Norfolk Southern	1,090	36,788
	Otter Tail	745	16,427
†	Perini	545	6,704
	Republic Services	1,000	17,150
	Rockwell Collins	960	31,334
	Roper Industries	650	27,593
	Triumph Group	500	19,100
	United Parcel Service Class B	2,400	118,128
†	United Stationers	525	14,742
	United Technologies	1,320	56,734
†	URS	580	23,438
	Waste Management	4,900	125,440
			1,084,087
Information Technology – 7.76%
†	Anixter International	650	20,592
†	Apple	2,330	244,930
	Applied Materials	3,120	33,540
†	Blackboard	645	20,472
†	Cisco Systems	4,600	77,142

		Number of	Value
		Shares	(U.S. $)
Common Stock (continued)
U.S. Markets (continued)
Information Technology (continued)
†	Digital River	590	$17,594
†	EMC	4,430	50,502
†	FARO Technologies	880	11,827
†	Google Class A	710	247,122
	Hewlett-Packard	1,970	63,158
	iGate	3,015	9,769
	infoGROUP	3,885	16,162
†	Informatica	970	12,862
	Intel	15,660	235,683
	International Business Machines	1,980	191,842
†	Intuit	6,500	175,500
†	IPG Photonics	1,050	8,841
†	j2 Global Communications	820	17,950
†	JDA Software Group	1,300	15,015
†	Lawson Software	4,340	18,445
	MasterCard Class A	900	150,732
†	McAfee	720	24,120
	Microsoft	5,560	102,137
	Motorola	26,400	111,672
†	NETGEAR	1,090	13,135
	NIC	1,155	6,006
†	Nuance Communications	2,680	29,105
†	ON Semiconductor	2,650	10,335
†	Progress Software	875	15,190
	QUALCOMM	7,360	286,377
	Quality Systems	410	18,553
†	Rofin-Sinar Technologies	660	10,639
†	SanDisk	3,525	44,591
†	Sapient	2,325	10,393
†	SAVVIS	1,600	9,904
†	Semtech	710	9,479
†	Symantec	1,680	25,099
†	Synaptics	645	17,260
†	Tekelec	1,555	20,573
†	TeleTech Holdings	1,215	13,231
†	Teradata	6,000	97,320
	United Online	2,400	10,704
†	ValueClick	1,300	11,063
†	VeriSign	7,000	132,090
†	ViaSat	1,035	21,549
	Visa Class A	4,210	234,076
†	Vocus	835	11,097
†	Wind River Systems	1,655	10,592
	Xerox	19,400	88,270
			3,034,240
Materials – 1.34%
	Ashland	1,233	12,737
	Compass Minerals International	400	22,548
	Cytec Industries	1,485	22,305
	duPont (E.I.) deNemours	7,280	162,561
	Freeport-McMoRan Copper &
	Gold Class B	900	34,299
	Innophos Holdings	50	564
	Lubrizol	960	32,650
	Monsanto	530	44,043
†	Owens-Illinois	1,880	27,147
	Praxair	1,600	107,664
	Rock-Tenn Class A	835	22,587
†	Rockwood Holdings	1,555	12,347
	Silgan Holdings	435	22,855
			524,307
Telecommunications – 1.53%
	Alaska Communications
	Systems Group	2,565	17,186
	AT&T	6,780	170,856
†	Crown Castle International	6,500	132,665
†	MetroPCS Communications	2,000	34,160
	NTELOS Holdings	795	14,421
	Verizon Communications	7,530	227,405
			596,693
Utilities – 0.93%
	Black Hills	620	11,092
	Cleco	1,230	26,679
	Exelon	860	39,035
	FirstEnergy	680	26,248
	Piedmont Natural Gas	545	14,110
	PPL	1,450	41,630
	Progress Energy	3,500	126,910
	Sempra Energy	880	40,691
	Wisconsin Energy	860	35,406
			361,801
Total U.S. Markets
	(cost $17,491,029)		13,478,375

§Developed Markets – 16.99%
Consumer Discretionary – 2.35%
±	Bayerische Motoren Werke	4,470	128,400
±	Don Quijote	6,800	87,508
±	NGK Spark Plug	7,000	59,593
±	PPR	980	62,826
±	Publicis Groupe	4,123	105,690
±	Round One	11,976	80,733
±	Techtronic Industries	187,000	86,776
±	Toyota Motor	3,486	110,740
±	Vivendi	5,100	134,885
±†	WPP Group	11,285	63,373
			920,524
Consumer Staples – 1.89%
±	Coca-Cola Amatil	45,152	272,062
±	First Pacific	81,577	27,964
±	Greggs	2,124	104,779
±	Metro	3,922	129,152
±	Parmalat	99,377	204,587
			738,544

(continues)     11

Statements of net assets

Delaware Aggressive Allocation Portfolio

		Number of	Value
		Shares	(U.S. $)
Common Stock (continued)
§Developed Markets (continued)
Energy – 1.68%
±	BP	41,007	$275,065
±	CNPC Hong Kong	30,000	12,695
†	Nabors Industries	1,684	16,823
	Tenaris ADR	850	17,145
±	Total	4,901	242,341
†	Transocean	1,600	94,144
			658,213
Financials – 1.43%
	Aspen Insurance Holdings	1,065	23,920
±	AXA	6,984	83,822
	Everest Re Group	396	28,037
	IPC Holdings	625	16,900
	Max Capital Group	1,070	18,447
±	Mitsubishi UFJ Financial Group	40,614	200,113
±	Nordea Bank	17,970	89,401
±	Standard Chartered	7,842	97,416
			558,056
Health Care – 2.12%
±	AstraZeneca	3,582	126,662
†	Eurand	1,650	18,381
±	Novartis	4,411	166,855
	Novo Nordisk ADR	1,700	81,566
±	Novo Nordisk Class B	3,471	166,398
±	Ono Pharmaceutical	2,600	114,122
±	Sanofi-Aventis	2,776	155,786
			829,770
Industrials – 2.71%
±	Asahi Glass	14,000	74,333
±	Cie de Saint-Gobain	2,941	82,401
±	Deutsche Post	16,874	182,036
±	Finmeccanica	11,155	138,838
±	Koninklijke Philips Electronics	8,495	125,740
±	Singapore Airlines	16,000	105,518
±	Teleperformance	6,698	184,240
±	Tomkins	60,793	105,680
±	Vallourec	638	59,148
			1,057,934
Information Technology – 1.72%
	Accenture Class A	944	25,951
±	Canon	5,300	154,520
†	CGI Group Class A	32,024	258,620
±	Ericsson LM Class B	10,700	86,498
±	Nokia	12,616	147,544
			673,133
Materials – 1.02%
	Agrium	4,000	143,159
±	Anglo American	500	8,513
±	Griffin Mining	12,300	4,006
±	Lafarge	729	32,911
±	Linde	1,795	121,920
	Syngenta ADR	2,200	88,242
			398,751
Telecommunications – 1.53%
	China Mobile ADR	1,000	43,520
±	China Unicom Hong Kong	28,000	29,219
	China Unicom Hong Kong ADR	3,317	34,530
±	France Telecom	7,233	164,886
±	Telstra	70,845	158,121
±	Vodafone Group	97,531	169,804
			600,080
Utilities – 0.54%
±	National Grid	27,651	212,138
			212,138
Total Developed Markets
	(cost $8,977,862)		6,647,143

XEmerging Markets – 7.15%
Consumer Discretionary – 0.36%
#	Almacenes Exito GDR 144A	2,000	8,235
†	CTC Media	200	912
†	Focus Media Holding ADR	4,925	33,490
#	Grupo Clarin Class B GDR 144A	1,400	3,052
	Grupo Televisa ADR	2,800	38,192
±	JD Group	2,900	10,114
@±	Oriental Holdings	8,000	9,538
±	Sun International	1,200	9,103
±	Turk Sise ve Cam Fabrikalari	14,400	8,646
	Wal-Mart de Mexico Series V	8,377	19,560
			140,842
Consumer Staples – 0.39%
†	Cosan Class A	4,000	9,800
@	Cresud ADR	4,650	33,759
	Fomento Economico Mexicano ADR	875	22,059
†	Gruma ADR	2,000	2,940
@±	Gudang Garam	30,500	15,647
±	Lotte Confectionery	25	18,850
±	President Chain Store	11,000	25,244
±	Tongaat Hulett	1,300	9,461
†	Wimm-Bill-Dann Foods ADR	500	15,905
			153,665
Energy – 1.58%
	China Petroleum & Chemical ADR	200	12,834
±	China Shenhua Energy	7,000	15,794
	Gazprom ADR	5,100	77,010
	KazMunaiGas Exploration
	Production GDR	3,695	55,056
	LUKOIL ADR	400	15,080
	LUKOIL ADR
	(London International Exchange)	500	19,085
	Oil & Gas Development GDR	500	4,476
±	PetroChina	18,000	14,361
	PetroChina ADR	525	41,843
	Petroleo Brasileiro SA ADR	2,575	78,460
	Petroleo Brasiliero SP ADR	3,400	83,300
±	Polski Koncern Naftowy Orlen	1,962	13,530
@	PTT Exploration & Production	9,217	25,267

		Number of	Value
		Shares	(U.S. $)
Common Stock (continued)
XEmerging Markets (continued)
Energy (continued)
#	Reliance Industries GDR 144A	843	$49,906
±	Sasol	1,000	28,988
	Sasol ADR	600	17,370
±†	SK Energy	361	23,529
±	Surgutneftegaz ADR	5,297	32,475
±	Tambang Batubara Bukit Asam	16,000	9,374
			617,738
Financials – 0.62%
±	Alarko Gayrimenkul Yatirim Ortakligi	200	1,445
	Banco Bradesco ADR	3,075	30,443
±	Bangkok Bank	5,600	11,845
	Credicorp	500	23,420
±	Hong Leong Bank	15,600	22,928
	ICICI Bank ADR	1,050	13,955
±	Indiabulls Real Estate GDR	400	788
†	IRSA Inversiones y
	Representaciones GDR	3,900	15,366
	Itau Unibanco Banco Multiplo ADR	2,400	26,112
	KB Financial Group ADR	1,200	29,100
±	KLCC Property Holdings	12,500	10,283
	Sberbank	24,640	15,215
±	Standard Bank Group	2,900	24,337
±	Turkiye Is Bankasi Class C	5,000	11,220
±†	UEM Land Holdings	23,176	4,546
			241,003
Industrials – 0.35%
±	Alarko Holding	7,700	8,295
±	China Shipping Development	4,000	3,793
±	CJ	510	14,302
±	Evergreen Marine	61,000	25,653
	Gol Linhas Aereas Inteligentes ADR	3,325	9,410
±	Hyundai Elevator	158	8,186
±	Siam Cement NVDR	7,400	20,559
±	Sinotrans	31,000	4,803
±	SK Holdings	154	12,160
±	Walsin Lihwa	93,000	18,679
±@	Yazicilar Holding Class A	3,400	10,277
			136,117
Information Technology – 0.86%
	Infosys Technologies ADR	1,650	43,940
	LG Display ADR	900	9,198
±	Samsung Electronics	478	198,813
†	Sina	800	18,600
±†	SK Communications	662	3,676
±	Taiwan Semiconductor Manufacturing	15,000	22,572
±	United Microelectronics	52,000	16,963
	United Microelectronics ADR	9,500	24,035
			337,797
Materials – 0.73%
	Aluminum Corporation
	of China ADR	1,200	17,544
±	ArcelorMittal South Africa	2,000	15,437
†	Cemex ADR	2,750	17,188
	Cia de Minas Buenaventura ADR	900	21,582
	Cia Siderurgica Nacional ADR	2,175	32,277
	Cia Vale do Rio Doce ADR	6,450	85,786
±	Formosa Chemicals & Fibre	16,000	18,905
	Gold Fields ADR	2,200	24,948
±	Impala Platinum Holdings	1,231	20,601
±	Israel Chemicals	1,600	12,975
	POSCO ADR	100	6,683
†	Votorantim Celulose e Papel ADR	2,525	11,060
			284,986
Telecommunications – 1.39%
	America Movil ADR	575	15,571
±	China Telecom	44,000	18,175
	Chunghwa Telecom ADR	12,061	219,878
	KT ADR	5,700	78,603
	Mobile Telesystems ADR	600	17,952
	Philippine Long Distance
	Telephone ADR	300	13,239
	SK Telecom ADR	3,700	57,165
±	Telkom	2,000	22,283
	Telkom ADR	1,100	48,763
	Tim Participacoes ADR	1,300	16,146
±	Turkcell Iletisim Hizmet	2,900	14,206
	Turkcell Iletisim Hizmet ADR	1,650	20,279
			542,260
Utilities – 0.87%
	AES Tiete	2,306	15,852
	Centrais Eletricas Brasileiras	14,000	155,774
	Cia Energetica de Minas Gerais ADR	950	14,041
	Energias do Brasil	8,000	83,907
†=	Fifth Power Generation GDR	100	121
	Korea Electric Power ADR	6,300	57,645
±	Tanjong	3,700	14,015
			341,355
Total Emerging Markets
	(cost $3,828,732)		2,795,763
Total Common Stock
	(cost $30,297,623)		22,921,281

Convertible Preferred Stock – 1.09%
Banking, Finance & Insurance – 0.16%
	Nationwide Health Properties
	7.75% exercise price $22.31,
	expiration date 12/31/49	650	62,465
			62,465
Basic Materials – 0.20%
	Freeport-McMoRan Copper & Gold
	6.75% exercise price $73.24,
	expiration date 5/1/10	1,200	77,700
			77,700

(continues)     13

Statements of net assets

Delaware Aggressive Allocation Portfolio

	Number of		Value
	Shares		(U.S. $)
Convertible Preferred Stock (continued)
Health Care & Pharmaceuticals – 0.47%
Inverness Medical Innovations
Series B 3.00% exercise price
$69.32, expiration date 12/31/49		450	$75,231
Mylan 6.50% exercise price
$17.08, expiration date 11/15/10		85	72,457
Schering-Plough 6.00% exercise price
$33.69, expiration date 8/13/10		175	36,903
			184,591
Telecommunications – 0.11%
Crown Castle International
6.25% exercise price $36.88,
expiration date 8/15/12		975	42,413
			42,413
Transportation – 0.15%
Bristow Group 5.50% exercise price
$43.19, expiration date 9/15/09		1,850	57,369
			57,369
Total Convertible Preferred Stock
(cost $389,137)			424,538

Exchange Traded Fund – 8.67%
iShares MSCI EAFE Growth
Index		87,600	3,391,872
Total Exchange Traded Fund
(cost $5,051,158)			3,391,872

	Principal
	Amountº
Agency Collateralized Mortgage Obligations – 0.61%
Fannie Mae REMIC
Series 2003-32 PH
5.50% 3/25/32	USD	60,000	62,503
Freddie Mac REMIC
Series 2512 PG
5.50% 10/15/22		75,000	80,844
Series 3063 PC
5.00% 2/15/29		90,000	93,926
Total Agency Collateralized Mortgage
Obligations (cost $222,450)			237,273

Agency Mortgage-Backed Securities – 6.03%
• Fannie Mae ARM 5.163% 9/1/38		62,765	64,724
Fannie Mae S.F. 15 yr
4.50% 9/1/22		221,960	228,798
5.00% 10/1/23		173,147	179,780
5.50% 7/1/22		58,947	61,557
Fannie Mae S.F. 30 yr
4.50% 6/1/38		64,580	66,073
5.00% 12/1/36		404,601	418,415
5.50% 12/1/35		320,569	333,717
6.00% 6/1/38		327,306	342,237
6.50% 8/1/38		223,692	235,910
Fannie Mae S.F. 30 yr TBA
4.00% 4/1/39		110,000	110,610
4.50% 4/1/39		210,000	214,594
• Freddie Mac ARM
5.859% 10/1/36		100,045	103,574
Total Agency Mortgage-Backed Securities
(cost $2,275,393)			2,359,989

Agency Obligations – 0.67%
Fannie Mae 2.75% 3/13/14		90,000	91,179
Freddie Mac 4.125% 12/21/12		160,000	171,944
Total Agency Obligations
(cost $262,701)			263,123

Commercial Mortgage-Backed Securities – 1.21%
# American Tower Trust
Series 2007-1A AFX 144A
5.42% 4/15/37		25,000	21,625
Bank of America Commercial
Mortgage Series 2004-4 A4
4.502% 7/10/42		100,000	85,240
• Bear Stearns Commercial
Mortgage Securities
Series 2004-PWR4 A3
5.468% 6/11/41		40,000	33,163
Goldman Sachs Mortgage
Securities II
•Series 2004-GG2 A5
5.279% 8/10/38		100,000	81,382
•Series 2004-GG2 A6
5.396% 8/10/38		20,000	16,405
Series 2005-GG4 A4A
4.751% 7/10/39		20,000	14,794
Greenwich Capital Commercial
Funding Series 2004-GG1
A4 4.755% 6/10/36		35,000	33,409
• Morgan Stanley Capital I
Series 2004-T15 A4
5.27% 6/13/41		210,000	174,666
Series 2007-T27 A4
5.65% 6/11/42		15,000	11,308
Total Commercial Mortgage-Backed
Securities (cost $530,111)			471,992

Convertible Bonds – 1.40%
Banking, Finance & Insurance – 0.16%
National City 4.00%
exercise price $482.50,
expiration date 2/1/11		70,000	64,138
			64,138
Basic Materials – 0.16%
Rayonier TRS Holdings 3.75%
exercise price $54.81,
expiration date 10/15/12		64,400	63,525
			63,525

		Principal		Value
		Amountº		(U.S. $)
	Convertible Bonds (continued)
Electronics & Electrical Equipment – 0.18%
	Flextronics International 1.00%
	exercise price $15.53,
	expiration date 8/1/10	USD	75,000	$69,187
				69,187
	Energy – 0.18%
	Transocean 1.50%
	exercise price $168.61,
	expiration date 12/15/37		80,000	69,000
				69,000
	Health Care & Pharmaceuticals – 0.17%
Φ	Hologic 2.00%
	exercise price $38.59,
	expiration date 12/15/37		95,000	65,313
				65,313
	Telecommunications – 0.55%
#	Alaska Communications Systems
	Group 144A 5.75%
	exercise price $12.90,
	expiration date 3/1/13		87,000	61,226
	NII Holdings 3.125%
	exercise price $118.32,
	expiration date 6/15/12		95,000	66,500
#	Virgin Media 144A 6.50%
	exercise price $19.22,
	expiration date 11/15/16		165,000	89,512
				217,238
	Total Convertible Bonds
	(cost $533,560)			548,401

	Corporate Bonds – 12.00%
	Banking – 1.07%
	Bank of America 5.125% 11/15/14		27,000	23,095
	Bank of New York Mellon
	4.95% 3/15/15		25,000	23,948
	5.125% 8/27/13		32,000	32,784
	BB&T 4.90% 6/30/17		60,000	52,152
	Citigroup 6.50% 8/19/13		29,000	26,673
#	GMAC 144A
	6.00% 12/15/11		5,000	3,406
	6.875% 9/15/11		10,000	7,110
	6.875% 8/28/12		15,000	10,080
	JPMorgan Chase
	6.00% 1/15/18		45,000	45,531
	JPMorgan Chase Capital XXV
	6.80% 10/1/37		25,000	16,596
	Morgan Stanley 5.30% 3/1/13		32,000	30,797
	PNC Funding 5.625% 2/1/17		72,000	66,395
@•	Popular North America
	1.813% 4/6/09		1,000	1,000
	U.S. Bank North America
	4.80% 4/15/15		1,000	967
	Wells Fargo 5.625% 12/11/17		50,000	45,697
•	Wells Fargo Capital XIII
	7.70% 12/29/49		65,000	30,982
				417,213
	Basic Industry – 0.55%
	ArcelorMittal 6.125% 6/1/18		57,000	41,303
	BHP Billiton Finance USA
	6.50% 4/1/19		15,000	15,225
	Domtar 7.125% 8/15/15		20,000	13,500
	Freeport–McMoRan Copper & Gold
	8.25% 4/1/15		20,000	19,172
	8.375% 4/1/17		10,000	9,363
#	Georgia Pacific 144A
	7.125% 1/15/17		20,000	18,600
	Huntsman International
	7.375% 1/1/15		60,000	24,900
	Lubrizol 8.875% 2/1/19		25,000	25,753
	Nalco 8.875% 11/15/13		15,000	14,475
	Reliance Steel & Aluminum
	6.85% 11/15/36		19,000	11,618
	Steel Dynamics 6.75% 4/1/15		20,000	13,650
	US Steel 7.00% 2/1/18		10,000	6,834
				214,393
	Brokerage – 0.31%
@	AMVESCAP 4.50% 12/15/09		2,000	1,912
	E Trade Financial
	12.50% 11/30/17		25,000	11,500
	Goldman Sachs Group
	5.95% 1/18/18		27,000	24,552
	6.15% 4/1/18		57,000	52,151
	6.75% 10/1/37		10,000	6,780
	7.50% 2/15/19		5,000	4,998
	LaBranche 11.00% 5/15/12		10,000	9,063
	Lazard Group 6.85% 6/15/17		15,000	12,096
				123,052
	Capital Goods – 0.66%
	Allied Waste North America
	6.875% 6/1/17		20,000	18,227
	7.125% 5/15/16		20,000	18,675
	Anixter 10.00% 3/15/14		5,000	4,663
	Associated Materials
	9.75% 4/15/12		10,000	7,950
	Browning-Ferris Industries
	7.40% 9/15/35		25,000	21,991
	Building Materials
	7.75% 8/1/14		25,000	17,313
	BWAY 10.00% 10/15/10		15,000	15,225
	Celestica 7.625% 7/1/13		10,000	8,800
	Crown Americas Capital
	7.625% 11/15/13		5,000	5,044
	Graham Packaging Capital
	9.875% 10/15/14		20,000	13,000
	Graphic Packaging International
	9.50% 8/15/13		15,000	10,800
	Ingersoll-Rand Global Holding
	9.50% 4/15/14		10,000	9,999
	L-3 Communications
	6.125% 7/15/13		15,000	14,475
	RBS Global/Rexnord
	11.75% 8/1/16		15,000	9,225

(continues)     15

Statements of net assets

Delaware Aggressive Allocation Portfolio

	Principal		Value
	Amountº		(U.S. $)
Corporate Bonds (continued)
Capital Goods (continued)
Tyco Electronics Group
7.125% 10/1/37	USD	22,000	$14,119
Tyco International Finance
8.50% 1/15/19		37,000	38,254
Waste Management
7.375% 3/11/19		10,000	10,217
WMX Technologies
7.10% 8/1/26		22,000	19,882
			257,859
Consumer Cyclical – 0.98%
Centex 4.55% 11/1/10		15,000	13,725
CVS Caremark
4.875% 9/15/14		2,000	1,985
5.75% 6/1/17		12,000	11,721
6.25% 6/1/27		20,000	18,479
6.60% 3/15/19		35,000	35,340
Dollar General 10.625% 7/15/15		15,000	15,038
DR Horton
5.875% 7/1/13		20,000	16,500
7.875% 8/15/11		10,000	9,600
Ford Motor Credit
8.625% 11/1/10		30,000	23,903
Gaylord Entertainment
8.00% 11/15/13		12,000	7,980
Global Cash Access
8.75% 3/15/12		20,000	16,500
Goodyear Tire & Rubber
9.00% 7/1/15		10,000	7,750
Inergy Finance
6.875% 12/15/14		5,000	4,650
#144A 8.75% 3/1/15		5,000	4,850
# Invista 144A 9.25% 5/1/12		20,000	18,000
Levi Strauss 9.75% 1/15/15		5,000	4,325
Limited Brands 6.90% 7/15/17		5,000	3,437
Macy’s Retail Holdings
6.65% 7/15/24		27,000	14,556
MGM MIRAGE 6.75% 4/1/13		10,000	3,550
Mohawk Industries
6.625% 1/15/16		5,000	3,689
Ryland Group 6.875% 6/15/13		20,000	17,700
Sally Holdings 10.50% 11/15/16		10,000	8,800
Target 4.00% 6/15/13		25,000	25,106
Toll 8.25% 2/1/11		10,000	9,800
VF
5.95% 11/1/17		5,000	4,756
6.45% 11/1/37		10,000	8,660
Wal-Mart Stores
5.25% 9/1/35		15,000	13,527
6.20% 4/15/38		19,000	19,269
6.50% 8/15/37		12,000	12,518
Yum Brands 6.875% 11/15/37		35,000	29,098
			384,812
Consumer Non-Cyclical – 1.79%
Abbott Laboratories 5.125% 4/1/19		25,000	25,192
Alliance One International
11.00% 5/15/12		10,000	9,350
Amgen
6.375% 6/1/37		67,000	64,455
6.90% 6/1/38		9,000	9,269
# Anheuser-Busch InBev Worldwide 144A
7.75% 1/15/19		10,000	9,988
8.20% 1/15/39		45,000	44,277
# Bausch & Lomb 144A 9.875% 11/1/15		10,000	7,975
Constellation Brands 8.125% 1/15/12		5,000	5,025
Cott Beverages USA 8.00% 12/15/11		10,000	5,700
Covidien International Finance
6.00% 10/15/17		72,000	73,145
6.55% 10/15/37		7,000	6,915
Delhaize America 9.00% 4/15/31		44,000	46,881
Delhaize Group
5.875% 2/1/14		5,000	5,004
6.50% 6/15/17		12,000	11,618
Diageo Capital 5.75% 10/23/17		14,000	14,296
Elan Finance 7.75% 11/15/11		5,000	4,225
Jarden 7.50% 5/1/17		10,000	8,100
JohnsonDiversey Holdings
10.67% 5/15/13		10,000	7,550
Kroger
6.80% 12/15/18		5,000	5,229
7.50% 1/15/14		32,000	35,542
LVB Acquisition 10.00% 10/15/17		20,000	19,900
Medtronic 4.50% 3/15/14		50,000	51,326
Novartis Capital 4.125% 2/10/14		20,000	20,460
Novartis Securities Investment
5.125% 2/10/19		15,000	15,259
Pfizer
6.20% 3/15/19		25,000	26,693
7.20% 3/15/39		20,000	21,517
Psychiatric Solutions
7.75% 7/15/15		5,000	4,538
Quest Diagnostic
5.45% 11/1/15		42,000	39,741
6.40% 7/1/17		5,000	4,779
Schering-Plough
6.00% 9/15/17		17,000	17,555
6.55% 9/15/37		10,000	10,201
Smithfield Foods 7.75% 5/15/13		5,000	3,375
# Tyson Foods 144A 10.50% 3/1/14		5,000	5,125
Universal Hospital Services PIK
8.50% 6/1/15		5,000	4,475
Wyeth 5.50% 2/1/14		52,000	54,679
			699,359
Energy – 0.97%
AmeriGas Partners 7.125% 5/20/16		10,000	9,450
Chesapeake Energy
6.375% 6/15/15		10,000	8,475
6.625% 1/15/16		20,000	16,750

		Principal		Value
		Amountº		(U.S. $)
Corporate Bonds (continued)
Energy (continued)
	ConocoPhillips 6.50% 2/1/39	USD	25,000	$24,466
	Denbury Resources 9.75% 3/1/16		5,000	4,850
	El Paso 7.25% 6/1/18		20,000	17,100
	Enterprise Products Operating
	6.30% 9/15/17		35,000	32,312
	6.50% 1/31/19		2,000	1,841
	6.875% 3/1/33		22,000	18,184
	Halliburton 7.45% 9/15/39		15,000	15,062
#	Hilcorp Energy Finance I 144A
	9.00% 6/1/16		15,000	11,175
	Key Energy Services 8.375% 12/1/14		10,000	6,350
	Marathon Oil 7.50% 2/15/19		30,000	30,277
	Mariner Energy 8.00% 5/15/17		15,000	9,975
	Massey Energy 6.875% 12/15/13		20,000	17,500
	Noble Energy 8.25% 3/1/19		20,000	20,520
	Petrobras International Finance
	7.875% 3/15/19		12,000	12,494
	PetroHawk Energy
	9.125% 7/15/13		5,000	4,825
	#144A 10.50% 8/1/14		10,000	10,000
	Plains All American Pipeline
	6.50% 5/1/18		32,000	27,704
	Plains Exploration & Production
	7.625% 6/1/18		10,000	8,150
	Regency Energy Partners
	8.375% 12/15/13		5,000	4,275
	TransCanada Pipelines
	7.125% 1/15/19		12,000	12,543
	7.25% 8/15/38		37,000	34,682
	Valero Energy 9.375% 3/15/19		10,000	10,340
	Weatherford International
	5.95% 6/15/12		2,000	1,915
	7.00% 3/15/38		5,000	3,644
	Whiting Petroleum 7.25% 5/1/13		5,000	3,950
	XTO Energy 6.75% 8/1/37		1,000	913
				379,722
Financials – 0.63%
	FTI Consulting 7.75% 10/1/16		20,000	20,050
	General Electric Capital
	5.625% 5/1/18		52,000	45,292
	5.875% 1/14/38		34,000	24,355
	6.875% 1/10/39		35,000	28,625
#	Host Hotels & Resorts 144A
	3.25% 4/15/24		75,000	68,437
	International Lease Finance
	5.35% 3/1/12		1,000	562
	5.875% 5/1/13		35,000	18,782
	6.625% 11/15/13		32,000	17,740
@#	Nuveen Investments 144A
	10.50% 11/15/15		15,000	4,275
	SLM 8.45% 6/15/18		35,000	18,928
				247,046
Insurance – 0.62%
•	Hartford Financial Services Group
	8.125% 6/15/38		55,000	17,637
#•	Liberty Mutual Group 144A
	10.75% 6/15/58		15,000	7,358
	MetLife
	6.817% 8/15/18		71,000	61,057
	7.717% 2/15/19		15,000	13,472
∏@	Montpelier Re Holdings
	6.125% 8/15/13		5,000	3,842
	UnitedHealth Group
	5.50% 11/15/12		12,000	11,992
	5.80% 3/15/36		94,000	73,000
	WellPoint
	5.00% 1/15/11		12,000	12,040
	5.85% 1/15/36		32,000	25,951
	5.95% 12/15/34		22,000	18,040
				244,389
Media – 0.91%
#‡	Charter Communications
	Operating Capital 144A
	8.375% 4/30/14		5,000	4,425
	10.875% 9/15/14		20,000	19,500
	Comcast
	•1.46% 7/14/09		1,000	995
	5.70% 5/15/18		17,000	15,973
	5.875% 2/15/18		47,000	44,763
	6.30% 11/15/17		2,000	1,949
	CSC Holdings
	6.75% 4/15/12		10,000	9,675
	#144A 8.50% 4/15/14		25,000	24,750
	DIRECTV Holdings 8.375% 3/15/13		5,000	5,081
	EchoStar DBS 7.125% 2/1/16		20,000	18,000
	Lamar Media 6.625% 8/15/15		10,000	7,350
	Mediacom Capital 9.50% 1/15/13		5,000	4,700
	Nielsen Finance 10.00% 8/1/14		25,000	21,625
	Time Warner Cable
	6.75% 7/1/18		40,000	37,611
	7.50% 4/1/14		10,000	10,206
	8.25% 4/1/19		10,000	10,294
	8.75% 2/14/19		34,000	36,162
	Time Warner Telecom Holdings
	9.25% 2/15/14		15,000	14,550
	Videotron
	6.875% 1/15/14		10,000	9,500
	#144A 9.125% 4/15/18		10,000	10,213
	Visant Holding 8.75% 12/1/13		5,000	4,575
#	Vivendi 144A 6.625% 4/4/18		47,000	43,159
				355,056
Services Non-Cyclical – 0.57%
	ARAMARK 8.50% 2/1/15		20,000	18,500
	Community Health Systems
	8.875% 7/15/15		20,000	19,000
	Corrections Corporation of America
	7.50% 5/1/11		10,000	10,075

(continues)     17

Statements of net assets

Delaware Aggressive Allocation Portfolio

	Principal		Value
	Amountº		(U.S. $)
Corporate Bonds (continued)
Services Non-Cyclical (continued)
HCA 9.25% 11/15/16	USD	35,000	$31,938
• HealthSouth 8.323% 6/15/14		10,000	8,650
Hertz
8.875% 1/1/14		10,000	6,113
10.50% 1/1/16		5,000	2,200
Iron Mountain 8.00% 6/15/20		10,000	9,350
McKesson 7.50% 2/15/19		35,000	37,213
Princeton University 5.70% 3/1/39		25,000	24,628
RSC Equipment Rental 9.50% 12/1/14		10,000	4,950
Select Medical 7.625% 2/1/15		15,000	9,788
Tenet Healthcare 7.375% 2/1/13		45,000	36,000
US Oncology 9.00% 8/15/12		5,000	4,875
			223,280
Technology & Electronics – 0.24%
Amkor Technology 7.75% 5/15/13		5,000	4,044
Avago Technologies Finance
10.125% 12/1/13		5,000	4,475
Cisco Systems 5.90% 2/15/39		30,000	27,657
Oracle 6.50% 4/15/38		40,000	40,024
SunGard Data Systems
9.125% 8/15/13		20,000	17,500
			93,700
Telecommunications – 1.96%
American Tower 7.125% 10/15/12		10,000	10,100
AT&T 5.80% 2/15/19		65,000	63,748
AT&T Wireless 8.125% 5/1/12		37,000	40,365
Cincinnati Bell 7.00% 2/15/15		10,000	9,250
Citizens Communications
6.25% 1/15/13		5,000	4,556
7.125% 3/15/19		15,000	11,850
Cricket Communications
9.375% 11/1/14		30,000	28,725
Crown Castle International
9.00% 1/15/15		15,000	15,113
Deutsche Telekom
International Finance
6.75% 8/20/18		100,000	100,605
Hughes Network Systems
9.50% 4/15/14		10,000	9,000
Inmarsat Finance
10.375% 11/15/12		10,000	10,300
Intelsat Jackson Holdings
11.25% 6/15/16		35,000	34,125
Lucent Technologies
6.45% 3/15/29		10,000	3,850
MetroPCS Wireless
9.25% 11/1/14		20,000	19,500
Qwest 7.50% 10/1/14		5,000	4,575
Rogers Communications
6.80% 8/15/18		49,000	49,058
7.50% 8/15/38		2,000	1,989
8.00% 12/15/12		20,000	20,275
Sprint Capital 8.375% 3/15/12		20,000	18,100
Sprint Nextel 6.00% 12/1/16		15,000	10,800
Telecom Italia Capital
4.00% 1/15/10		2,000	1,970
5.25% 10/1/15		62,000	52,344
# Telesat Canada 144A
11.00% 11/1/15		5,000	4,175
12.50% 11/1/17		5,000	3,725
Verizon Communications
5.50% 2/15/18		45,000	42,928
6.10% 4/15/18		27,000	26,794
6.90% 4/15/38		2,000	1,940
8.95% 3/1/39		29,000	33,422
# Verizon Wireless Capital 144A
5.55% 2/1/14		30,000	30,057
8.50% 11/15/18		22,000	25,173
Virgin Media Finance
8.75% 4/15/14		20,000	19,000
Vodafone Group
5.00% 12/16/13		22,000	22,318
5.00% 9/15/15		5,000	4,876
5.375% 1/30/15		12,000	11,948
Windstream 8.125% 8/1/13		20,000	19,800
			766,354
Utilities – 0.74%
AES 8.00% 10/15/17		20,000	17,250
Columbus Southern Power
6.05% 5/1/18		5,000	4,633
Commonwealth Edison
5.80% 3/15/18		28,000	26,574
5.90% 3/15/36		5,000	4,107
6.15% 9/15/17		7,000	6,663
Duke Energy Indiana
6.45% 4/1/39		20,000	20,553
Edison Mission Energy
7.00% 5/15/17		15,000	11,025
# Electrice de France 144A
6.95% 1/26/39		10,000	9,943
Florida Power & Light
5.96% 4/1/39		20,000	20,324
Illinois Power 6.125% 11/15/17		17,000	15,473
Indiana Michigan Power
7.00% 3/15/19		10,000	9,782
Jersey Central Power & Light
7.35% 2/1/19		10,000	10,236
Mirant North America
7.375% 12/31/13		5,000	4,550
NRG Energy 7.375% 2/1/16		20,000	18,650
Pacificorp 5.25% 6/15/35		15,000	13,261
PECO Energy 5.35% 3/1/18		15,000	14,574
PPL Electric Utilities
7.125% 11/30/13		17,000	18,666
Reliant Energy 7.625% 6/15/14		20,000	16,300

	Principal		Value
	Amountº		(U.S. $)
Corporate Bonds (continued)
Utilities (continued)
Texas Competitive Electric Holdings
10.25% 11/1/15	USD	35,000	$17,675
Union Electric 6.70% 2/1/19		30,000	28,625
			288,864
Total Corporate Bonds
(cost $4,722,257)			4,695,099

Foreign Agencies – 0.29%Δ
France – 0.03%
France Telecom 7.75% 3/1/11		11,000	11,786
			11,786
Germany – 0.26%
KFW 6.50% 11/15/11	NZD	169,000	100,989
			100,989
Total Foreign Agencies
(cost $127,916)			112,775

Non-Agency Asset-Backed Securities – 0.93%
Capital Auto Receivables Asset Trust
Series 2007-3 A3A
5.02% 9/15/11	USD	36,507	36,563
Caterpillar Financial Asset Trust
Series 2008-A A3
4.94% 4/25/14		40,000	38,553
Chase Issuance Trust
Series 2005-A7 A7
4.55% 3/15/13		15,000	15,085
Series 2005-A10 A10
4.65% 12/17/12		15,000	15,046
CNH Equipment Trust
•Series 2007-B A3B
1.156% 10/17/11		30,000	29,855
Series 2008-A3 A4A
4.93% 8/15/14		40,000	39,641
Daimler Chrysler Auto Trust
Series 2008-B A3A
4.71% 9/10/12		20,000	18,765
Harley-Davidson Motorcycle Trust
Series 2007-2 A3
5.10% 5/15/12		68,627	68,053
Honda Auto Receivables Owner Trust
Series 2007-1 A3
5.10% 3/18/11		26,808	27,111
John Deere Owner Trust
Series 2008-A A3
4.18% 6/15/12		40,000	39,060
• MBNA Credit Card Master Note Trust
Series 2006-A3 A3
0.576% 8/15/12		10,000	9,721
Nissan Auto Receivables Owner
Trust Series 2009-A A3
3.20% 2/15/13		25,000	24,953
Total Non-Agency Asset-Backed
Securities (cost $361,894)			362,406

Non-Agency Collateralized Mortgage Obligations – 0.36%
@ Bank of America
Alternative Loan Trust
Series 2005-9 5A1
5.50% 10/25/20		57,448	45,527
Citicorp Mortgage Securities
Series 2006-4 3A1
5.50% 8/25/21		20,690	18,259
• Citigroup Mortgage Loan Trust
Series 2007-AR8 1A3A
6.031% 8/25/37		89,869	43,792
@ Lehman Mortgage Trust
Series 2005-2 2A3
5.50% 12/25/35		43,249	33,900
Total Non-Agency Collateralized
Mortgage Obligations (cost $139,160)			141,478

Sovereign Debt – 0.79%Δ
Germany – 0.42%
Bundesobligation
3.50% 4/12/13	EUR	116,800	163,944
			163,944
Mexico – 0.29%
Mexican Bonos
10.00% 11/20/36	MXN	1,122,000	92,995
United Mexican States
5.95% 3/19/19	USD	20,000	19,600
			112,595
United Kingdom – 0.08%
U.K. Treasury 5.00% 3/7/18	GBP	20,000	33,258
			33,258
Total Sovereign Debt
(cost $319,977)			309,797

Supranational Banks – 0.70%
European Investment Bank
1.40% 6/20/17	JPY	10,400,000	102,776
6.00% 8/14/13	AUD	179,000	130,271
11.25% 2/14/13	BRL	90,000	39,022
Total Supranational Banks
(cost $301,726)			272,069

(continues)     19

Statements of net assets

Delaware Aggressive Allocation Portfolio

	Principal		Value
	Amountº		(U.S. $)
U.S. Treasury Obligations – 0.49%
U.S. Treasury Bonds
4.50% 5/15/38	USD	35,000	$40,873
U.S. Treasury Notes
1.875% 2/28/14		60,000	60,675
2.75% 2/15/19		89,000	89,515
Total U.S. Treasury Obligations
(cost $187,447)			191,063

	Number of
	Shares
Preferred Stock – 0.12%
Braskem Class A 11.18%		2,092	4,376
• JPMorgan Chase 7.90%		30,000	19,319
Transneft 2.70%		78	22,229
Total Preferred Stock
(cost $75,980)			45,924

	Principal
	Amountº
≠Discounted Commercial Paper – 0.64%
Northwest Natural Gas
0.75% 6/1/09	USD	250,000	249,639
Total Discounted Commercial Paper
(cost $249,682)			249,639

Repurchase Agreement* – 5.51%
BNP Paribas 0.08%, dated
3/31/09, to be repurchased
on 4/1/09, repurchase price
$2,154,005 (collateralized
by U.S. Government
obligations, 6/11/09-
2/11/10; with market value
$2,198,218)		2,154,000	2,154,000
Total Repurchase Agreement
(cost $2,154,000)			2,154,000

Total Value of Securities – 100.12%
(cost $48,202,172)			39,152,719
Liabilities Net of Receivables
and Other Assets – (0.12%)			(46,051)
Net Assets Applicable to 6,019,372
Shares Outstanding – 100.00%			$39,106,668

Net Asset Value – Delaware Aggressive Allocation
Portfolio Class A ($22,033,308 / 3,383,309 Shares)			$6.51
Net Asset Value – Delaware Aggressive Allocation
Portfolio Class B ($2,956,057 / 462,278 Shares)			$6.39
Net Asset Value – Delaware Aggressive Allocation
Portfolio Class C ($3,755,654 / 586,716 Shares)			$6.40
Net Asset Value – Delaware Aggressive Allocation
Portfolio Class R ($1,419,019 / 218,987 Shares)			$6.48
Net Asset Value – Delaware Aggressive Allocation
Portfolio Institutional Class ($8,942,630 / 1,368,082 Shares)			$6.54

Components of Net Assets at March 31, 2009:
Shares of beneficial interest
(unlimited authorization – no par)			$50,954,844
Undistributed net investment income			372,356
Accumulated net realized loss on investments			(3,171,382)
Net unrealized depreciation of investments
and foreign currencies			(9,049,150)
Total net assets			$39,106,668

º Principal amount is stated in the currency in which each security is denominated.

AUD — Australian Dollar
BRL — Brazilian Real
EUR — European Monetary Unit
GBP — British Pound Sterling
JPY — Japanese Yen
MXN — Mexican Peso
NOK — Norwegian Kroner
NZD — New Zealand Dollar
USD — United States Dollar

†	Non income producing security.
‡	Non income producing security. Security is currently in default.
*	See Note 1 in “Notes to financial statements.”
Δ	Securities have been classified by country of origin.
•	Variable rate security. The rate shown is the rate as of March 31, 2009.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2009, the aggregate amount of Rule 144A securities was $639,332, which represented 1.63% of the Portfolio’s net assets. See Note 12 in “Notes to financial statements.”

±	Security is being valued based on international fair value pricing. At March 31, 2009, the aggregate amount of international fair value priced securities was $6,575,132, which represented 16.81% of the Portfolio’s net assets. See Note 1 in “Notes to financial statements.”

Φ	Step coupon bond. Coupon decreases periodically based on a predetermined schedule. Stated rate in effect at March 31, 2009.
@	Illiquid security. At March 31, 2009, the aggregate amount of illiquid securities was $184,944, which represented 0.47% of the Portfolio’s net assets. See Note 12 in “Notes to financial statements.”

∏	Restricted Security. This investment is in a security not registered under the Securities Act of 1933, as amended, and has certain restrictions on resale which may limit its liquidity. At March 31, 2009, the amount of the restricted security was $3,842 or 0.01% of the Portfolio’s net assets. See Note 12 in “Notes to financial statements.”

=	Security is being fair valued in accordance with the Portfolio’s fair valuation policy. At March 31, 2009, the aggregate amount of fair valued securities was $121, which represented 0.00% of the Portfolio’s net assets. See Note 1 in “Notes to financial statements.”

≠	The rate shown is the effective yield at the time of purchase.
§	Developing Market — countries that are thought to be most developed and therefore less risky.
X	Emerging Market — developing countries with relatively low per capita income, often with above-average economic growth potential.

Summary of Abbreviations:
ADR — American Depositary Receipts
ARM — Adjustable Rate Mortgage
CDS — Credit Default Swap
GDR — Global Depositary Receipts
NVDR — Non Voting Depositary Receipts
PIK — Paid-in-kind
REMIC — Real Estate Mortgage Investment Conduit
S.F. — Single Family
TBA — To be announced
yr — year

Net Asset Value and Offering Price Per Share –
Delaware Aggressive Allocation Portfolio
Net asset value Class A (A)	$6.51
Sales charge (5.75% of offering price) (B)	0.40
Offering price	$6.91

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.

(B)	See the current prospectus for purchases of $50,000 or more.

The following foreign currency exchange contracts and swap contracts were outstanding at March 31, 2009:

Foreign Currency Exchange Contracts1

					Unrealized
Contracts to				Settlement	Appreciation
Receive (Deliver)		In Exchange For		Date	(Depreciation)
AUD	(150,761)	USD	104,983	4/30/09	$234
BRL	(88,648)	USD	38,881	5/29/09	650
EUR	(45,140)	USD	61,002	4/30/09	1,071
EUR	4,098	USD	(5,546)	5/29/09	(105)
GBP	(107,712)	USD	155,864	5/29/09	1,313
JPY	(7,829,667)	USD	79,688	5/29/09	345
MXN	(1,349,192)	USD	93,394	5/29/09	(1,256)
NOK	394,346	USD	(61,322)	4/30/09	(3,003)
NZD	(259,474)	USD	146,343	5/29/09	(1,131)
					$(1,882)

Swap Contracts[2]

Credit Default Swap Contracts
		Annual		Unrealized
Swap Counterparty &	Notional	Protection	Termination	Appreciation
Referenced Obligation	Value	Payments	Date	(Depreciation)
Protection Purchased:
Citigroup Global Markets
Hartford Financial CDS	$25,000	6.65%	3/20/14	$3,549
Macys 5 yr CDS	25,000	7.00%	3/20/14	(392)
Total	$50,000			$3,157

The use of foreign currency exchange contracts and swap contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Portfolio’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Portfolio’s net assets.

1 See Note 8 in “Notes to financial statements.”
2 See Note 10 in “Notes to financial statements.”

See accompanying notes

(continues)     21

Statements of net assets

Delaware Moderate Allocation Portfolio

March 31, 2009 (Unaudited)

		Number of	Value
		Shares	(U.S. $)
Common Stock – 42.76%
U.S. Markets – 25.70%
Consumer Discretionary – 2.00%
†	Aeropostale	970	$25,763
	American Eagle Outfitters	2,810	34,394
†	Bally Technologies	935	17,223
†	Buffalo Wild Wings	260	9,511
	Burger King Holdings	2,710	62,195
†	CEC Entertainment	460	11,905
	CKE Restaurants	2,585	21,714
	Comcast Class A	3,550	48,422
	DeVry	440	21,199
	Disney (Walt)	2,330	42,313
	Gap	11,400	148,085
	Guess	820	17,286
†	Gymboree	590	12,597
†	Hibbett Sports	670	12,877
†	Jack in the Box	1,285	29,928
†	Jarden	2,900	36,743
†	Lincoln Education Services	780	14,290
†	Marvel Entertainment	935	24,824
	Mattel	10,900	125,677
	McDonald’s	1,600	87,312
	National CineMedia	1,485	19,572
	NIKE Class B	1,770	82,995
†	Papa John’s International	655	14,980
	Phillips-Van Heusen	885	20,072
	Staples	9,000	162,989
†	Ulta Salon Cosmetics & Fragrance	2,690	17,808
†	Urban Outfitters	1,910	31,267
†	Viacom Class B	1,460	25,375
	Weight Watchers International	4,200	77,910
†	WMS Industries	1,060	22,165
			1,279,391
Consumer Staples – 3.09%
	Alberto-Culver	1,065	24,080
	Altria Group	580	9,292
	Archer-Daniels-Midland	7,000	194,460
	Casey’s General Stores	990	26,393
†	Chattem	455	25,503
	Colgate-Palmolive	850	50,133
	CVS Caremark	9,090	249,884
	Heinz (H.J.)	4,400	145,464
	Kimberly-Clark	3,100	142,941
	Kraft Foods Class A	6,100	135,969
	PepsiCo	2,010	103,475
	Philip Morris International	580	20,636
	Procter & Gamble	6,790	319,740
†	Ralcorp Holdings	455	24,515
	Safeway	7,600	153,444
	Seaboard	17	17,170
	Smucker (J.M.)	860	32,052
	Walgreen	6,500	168,740
	Wal-Mart Stores	2,490	129,729
			1,973,620
Energy – 2.08%
	Arch Coal	1,410	18,852
†	Bristow Group	510	10,929
†	Carrizo Oil & Gas	1,400	12,432
	Chevron	3,650	245,426
†	Complete Production Services	2,065	6,360
	ConocoPhillips	3,900	152,724
	EOG Resources	3,370	184,541
	EQT	1,240	38,849
†	EXCO Resources	1,200	12,000
	Exxon Mobil	3,130	213,153
	Lufkin Industries	440	16,667
	Marathon Oil	6,600	173,514
	Massey Energy	915	9,260
†	National Oilwell Varco	1,560	44,788
	Occidental Petroleum	1,390	77,354
	Penn Virginia	935	10,266
	Schlumberger	1,607	65,276
	St. Mary Land & Exploration	1,680	22,226
†	Willbros Group	1,460	14,162
			1,328,779
Financials – 3.03%
	Alexandria Real Estate Equities	340	12,376
	Allstate	9,500	181,925
	Bank of New York Mellon	13,700	387,024
	Berkley (W.R.)	1,450	32,698
	Capital One Financial	1,380	16,891
	City Holding	645	17,602
	CME Group	750	184,793
	Digital Realty Trust	705	23,392
	Dime Community Bancshares	2,115	19,839
	East West Bancorp	1,950	8,912
	First Commonwealth Financial	1,490	13,216
	First Niagara Financial Group	1,525	16,623
	Greenhill	190	14,032
	Hanover Insurance Group	960	27,667
	Harleysville Group	530	16,859
	Home Properties	805	24,673
	Host Hotels & Resorts	1,910	7,487
	Independent Bank	855	12,611
†	IntercontinentalExchange	3,100	230,856
	JPMorgan Chase	3,060	81,335
†	Nasdaq OMX Group	1,150	22,517
	optionsXpress Holdings	1,400	15,918
	PNC Financial Services Group	670	19,624
†	ProAssurance	545	25,408
	Provident Finance	1,660	17,945
	Prudential Financial	1,100	20,922
†	RiskMetrics Group	1,040	14,862
	RLI	430	21,586
	Senior Housing Properties Trust	1,875	26,288
	Simon Property Group	450	15,589
	Smithtown Bancorp	520	5,866

		Number of	Value
		Shares	(U.S. $)
Common Stock (continued)
U.S. Markets (continued)
Financials (continued)
	Sovran Self Storage	800	$16,064
	TCF Financial	1,155	13,583
†	Texas Capital Bancshares	1,620	18,241
	Travelers	5,220	212,141
	Trustmark	1,045	19,207
	U.S. Bancorp	2,380	34,772
	Waddell & Reed Financial	1,435	25,930
	Washington Federal	1,210	16,081
	Wells Fargo	3,160	44,998
			1,938,353
Health Care – 4.78%
†	Align Technology	2,280	18,080
†	Alkermes	2,185	26,504
	Allergan	4,800	229,248
†	Amgen	1,510	74,775
†	AMN Healthcare Services	1,470	7,497
†	Bio-Rad Laboratories Class A	380	25,042
	Bristol-Myers Squibb	8,000	175,360
	Cardinal Health	4,500	141,660
†	Catalyst Health Solutions	935	18,532
†	Celera	2,125	16,214
†	Celgene	590	26,196
†	Conmed	925	13,329
†	Dionex	470	22,208
†	Express Scripts	840	38,783
†	Gen-Probe	1,130	51,505
†	Gilead Sciences	4,100	189,912
†	Hologic	2,730	35,736
†	Intuitive Surgical	500	47,680
	Johnson & Johnson	5,330	280,357
†	Kendle International	1,010	21,170
†	Medarex	3,465	17,775
†	Medco Health Solutions	4,100	169,494
	Medtronic	1,800	53,046
	Merck	8,770	234,598
†	Merit Medical Systems	820	10,012
†	Noven Pharmaceuticals	1,875	17,775
†	ONYX Pharmaceuticals	785	22,412
†	OSI Pharmaceuticals	775	29,652
	Pfizer	12,670	172,565
†	Psychiatric Solutions	1,090	17,146
	Quest Diagnostics	3,200	151,936
†	Quidel	1,495	13,784
†	Regeneron Pharmaceuticals	1,075	14,900
†	Res-Care	1,125	16,380
†	Sun Healthcare Group	2,155	18,188
	Techne	370	20,243
†	Thermo Fisher Scientific	1,240	44,231
†	United Therapeutics	390	25,775
	UnitedHealth Group	10,010	209,509
	Universal Health Services Class B	355	13,611
†	Vertex Pharmaceuticals	890	25,570
†	VNUS Medical Technologies	365	7,764
	West Pharmaceutical Services	610	20,014
	Wyeth	6,260	269,429
			3,055,597
Industrials – 2.12%
	AAON	1,275	23,103
	Acuity Brands	705	15,891
	Administaff	980	20,707
	American Ecology	840	11,710
	Applied Industrial Technologies	935	15,773
	Barnes Group	930	9,942
	Boeing	870	30,955
	Caterpillar	580	16,217
†	Chart Industries	1,485	11,702
†	Columbus McKinnon	1,275	11,118
†	CRA International	545	10,290
†	DynCorp International Class A	1,400	18,662
†	ESCO Technologies	265	10,256
	Expeditors International Washington	5,400	152,766
	Fluor	1,000	34,550
†	FTI Consulting	730	36,120
	General Electric	6,100	61,671
	Goodrich	1,350	51,152
†	GrafTech International	2,555	15,739
	Granite Construction	725	27,173
†	Graphic Packaging Holding	1,829	1,591
	Healthcare Services Group	1,545	23,129
†	Hexcel	2,265	14,881
	Honeywell International	1,000	27,860
†	Hub Group Class A	1,025	17,425
†	Huron Consulting Group	350	14,851
†	Kadant	935	10,771
†	Kforce	2,290	16,099
	McGrath RentCorp	1,170	18,439
	Norfolk Southern	1,310	44,213
	Otter Tail	920	20,286
†	Perini	705	8,672
	Republic Services	1,220	20,923
	Rockwell Collins	1,150	37,536
	Roper Industries	770	32,687
	Triumph Group	630	24,066
	United Parcel Service Class B	3,500	172,269
†	United Stationers	640	17,971
	United Technologies	1,560	67,049
†	URS	705	28,489
	Waste Management	5,900	151,040
			1,355,744
Information Technology – 5.82%
†	Anixter International	790	25,027
†	Apple	2,810	295,387
	Applied Materials	3,630	39,023
†	Blackboard	795	25,233

(continues)     23

Statements of net assets

Delaware Moderate Allocation Portfolio

		Number of	Value
		Shares	(U.S. $)
Common Stock (continued)
U.S. Markets (continued)
Information Technology (continued)
†	Cisco Systems	5,500	$92,235
†	Digital River	705	21,023
†	EMC	5,370	61,218
†	FARO Technologies	1,170	15,725
†	Google Class A	850	295,851
	Hewlett-Packard	2,380	76,303
	iGate	3,725	12,069
	infoGROUP	4,690	19,510
†	Informatica	1,170	15,514
	Intel	20,760	312,437
	International Business Machines	2,380	230,598
†	Intuit	7,500	202,500
†	IPG Photonics	1,290	10,862
†	j2 Global Communications	1,010	22,109
†	JDA Software Group	1,655	19,115
†	Lawson Software	5,415	23,014
	MasterCard Class A	1,100	184,228
†	McAfee	870	29,145
	Microsoft	6,750	123,998
	Motorola	34,600	146,358
†	NETGEAR	1,315	15,846
	NIC	1,455	7,566
†	Nuance Communications	3,500	38,010
†	ON Semiconductor	3,290	12,831
†	Progress Software	1,075	18,662
	QUALCOMM	8,910	346,687
	Quality Systems	505	22,851
†	Rofin-Sinar Technologies	815	13,138
†	SanDisk	4,075	51,549
†	Sapient	2,860	12,784
†	SAVVIS	1,875	11,606
†	Semtech	875	11,681
†	Symantec	2,030	30,328
†	Synaptics	795	21,274
†	Tekelec	1,925	25,468
†	TeleTech Holdings	1,495	16,281
†	Teradata	7,200	116,784
	United Online	3,050	13,603
†	ValueClick	1,655	14,084
†	VeriSign	8,500	160,395
†	ViaSat	1,270	26,441
	Visa Class A	5,070	281,892
†	Vocus	1,035	13,755
†	Wind River Systems	2,065	13,216
	Xerox	26,800	121,940
			3,717,154
Materials – 1.01%
	Ashland	1,519	15,691
	Compass Minerals International	510	28,749
	Cytec Industries	1,845	27,712
	duPont (E.I.) deNemours	8,930	199,406
	Freeport-McMoRan Copper & Gold	1,200	45,732
	Innophos Holdings	200	2,256
	Lubrizol	1,160	39,452
	Monsanto	650	54,015
†	Owens-Illinois	2,300	33,212
	Praxair	1,900	127,851
	Rock-Tenn Class A	1,045	28,267
†	Rockwood Holdings	1,975	15,682
	Silgan Holdings	550	28,897
			646,922
Telecommunications – 1.09%
	Alaska Communications Systems Group	2,985	20,000
	AT&T	7,780	196,056
†	Crown Castle International	7,800	159,198
†	MetroPCS Communications	2,330	39,796
	NTELOS Holdings	980	17,777
	Verizon Communications	8,590	259,417
			692,244
Utilities – 0.68%
	Black Hills	770	13,775
	Cleco	1,500	32,535
	Exelon	1,060	48,113
	FirstEnergy	830	32,038
	Piedmont Natural Gas	675	17,476
	PPL	1,780	51,104
	Progress Energy	4,000	145,040
	Sempra Energy	1,080	49,939
	Wisconsin Energy	1,060	43,640
			433,660
Total U.S. Markets
	(cost $20,487,415)		16,421,464

§Developed Markets – 12.28%
Consumer Discretionary – 1.68%
±	Bayerische Motoren Werke	5,111	146,812
±	Don Quijote	8,000	102,950
±	NGK Spark Plug	8,000	68,106
±	PPR	1,120	71,801
±	Publicis Groupe	4,681	119,994
±	Round One	17,458	117,689
±	Techtronic Industries	204,500	94,897
±	Toyota Motor	3,989	126,719
±	Vivendi	5,871	155,275
±	WPP Group	12,890	72,386
			1,076,629
Consumer Staples – 1.33%
±	Coca-Cola Amatil	52,252	314,844
±	First Pacific	75,978	26,045
±	Greggs	2,427	119,727
±	Metro	4,586	151,018
±	Parmalat	115,399	237,571
			849,205

		Number of	Value
		Shares	(U.S. $)
Common Stock (continued)
§Developed Markets (continued)
Energy – 1.33%
±	BP	47,480	$318,485
	CNOOC ADR	500	50,300
±	CNPC Hong Kong	10,000	4,232
†	Nabors Industries	2,032	20,300
	Tenaris ADR	2,650	53,451
±	Total	5,664	280,071
†	Transocean	2,100	123,564
			850,403
Financials – 1.07%
	Aspen Insurance Holdings	1,200	26,952
±	AXA	8,317	99,821
	Everest Re Group	475	33,630
	IPC Holdings	765	20,686
±	Link REIT	16,500	32,716
	Max Capital Group	1,310	22,584
±	Mitsubishi UFJ Financial Group	47,073	231,938
±	Nordea Bank	20,772	103,341
±	Standard Chartered	8,901	110,571
			682,239
Health Care – 1.53%
±	AstraZeneca	4,163	147,407
†	Eurand	2,095	23,338
±	Novartis	5,124	193,825
±	Novo Nordisk Class B	4,076	195,401
	Novo Nordisk ADR	2,200	105,556
±	Ono Pharmaceutical	2,900	127,290
±	Sanofi-Aventis	3,238	181,713
			974,530
Industrials – 1.89%
±	Asahi Glass	15,000	79,642
±	Cie de Saint-Gobain	3,507	98,259
±	Deutsche Post	19,529	210,679
±	Finmeccanica	12,867	160,145
±	Koninklijke Philips Electronics	9,712	143,753
±	Singapore Airlines	17,083	112,660
±	Teleperformance	7,823	215,185
±	Tomkins	69,972	121,636
±	Vallourec	734	68,048
			1,210,007
Information Technology – 1.24%
	Accenture Class A	1,140	31,339
±	Canon	6,200	180,760
†	CGI Group Class A	37,597	303,626
±	Ericsson LM Class B	12,300	99,433
±	Nokia	15,025	175,717
			790,875
Materials – 0.73%
	Agrium	4,600	164,634
±	Anglo American	459	7,815
±	Griffin Mining	6,400	2,084
±	Lafarge	846	38,192
±	Linde	2,158	146,576
	Syngenta ADR	2,700	108,297
			467,598
Telecommunications – 1.10%
	China Mobile ADR	1,200	52,224
±	China Unicom Hong Kong	22,000	22,958
	China Unicom Hong Kong ADR	5,568	57,963
±	France Telecom	8,324	189,756
±	Telstra	81,985	182,985
±	Vodafone Group	113,034	196,795
			702,681
Utilities – 0.38%
±	National Grid	31,998	245,489
			245,489
Total Developed Markets
	(cost $10,151,824)		7,849,656

XEmerging Markets – 4.78%
Consumer Discretionary – 0.25%
#	Almacenes Exito GDR 144A	1,000	4,118
†	CTC Media	100	456
†	Focus Media Holding ADR	9,500	64,600
#	Grupo Clarin Class B GDR 144A	700	1,526
	Grupo Televisa ADR	2,500	34,100
±	JD Group	2,499	8,716
±@	Oriental Holdings	7,100	8,465
±	Sun International	1,059	8,033
±	Turk Sise ve Cam Fabrikalari	12,308	7,390
	Wal-Mart de Mexico Series V	9,488	22,155
			159,559
Consumer Staples – 0.25%
†	Cosan Class A	4,700	11,515
@	Cresud ADR	5,450	39,567
	Fomento Economico Mexicano ADR	1,000	25,210
†	Gruma ADR	2,000	2,940
±@	Gudang Garam	26,000	13,338
±	Lotte Confectionery	23	17,342
±	President Chain Store	10,000	22,949
±	Tongaat Hulett	1,136	8,268
†	Wimm-Bill-Dann Foods ADR	525	16,700
			157,829
Energy – 0.97%
	China Petroleum & Chemical ADR	200	12,834
±	China Shenhua Energy	8,000	18,051
	Gazprom ADR	5,880	88,788
	KazMunaiGas Exploration
	Production GDR	3,450	51,405
	LUKOIL ADR	611	23,322
	LUKOIL ADR (London
	Intercontinental Exchange)	200	7,540

(continues)     25

Statements of net assets

Delaware Moderate Allocation Portfolio

		Number of	Value
		Shares	(U.S. $)
Common Stock (continued)
XEmerging Markets (continued)
Energy (continued)
	Oil & Gas Development GDR	300	$2,686
±	PetroChina	14,000	11,169
	PetroChina ADR	600	47,820
	Petroleo Brasileiro SA ADR	2,900	88,363
	Petroleo Brasileiro SP ADR	1,800	44,100
±	Polski Koncern Naftowy Orlen	1,757	12,116
@	PTT Exploration & Production	8,319	22,805
#	Reliance Industries GDR 144A	979	57,957
	Rosneft Oil GDR	4,323	19,194
±	Sasol	873	25,306
	Sasol ADR	700	20,265
±	SK Energy	326	21,248
±	Surgutneftegaz ADR	6,017	36,889
±	Tambang Batubara Bukit Asam	13,991	8,197
			620,055
Financials – 0.52%
±	Alarko Gayrimenkul Yatirim Ortakligi	100	722
	Banco Bradesco ADR	3,550	35,145
±	Bangkok Bank	4,700	9,941
	Credicorp	500	23,420
±	Hong Leong Bank	14,000	20,577
	ICICI Bank ADR	1,225	16,280
±	Indiabulls Real Estate GDR	200	394
†	IRSA Inversiones y
	Representaciones GDR	3,700	14,578
	Itau Unibanco Banco Multiplo ADR	8,650	94,113
	KB Financial Group ADR	1,500	36,375
±	KLCC Property Holdings	11,200	9,214
	Sberbank	61,135	37,751
±	Standard Bank Group	2,446	20,527
±	Turkiye Is Bankasi Class C	4,295	9,638
±†	UEM Land Holdings	20,749	4,069
			332,744
Industrials – 0.19%
±	Alarko Holding	6,578	7,086
±	China Shipping Development	6,000	5,689
±	CJ	460	12,900
±	Evergreen Marine	54,000	22,710
	Gol Linhas Aereas Inteligentes ADR	3,850	10,896
±	Hyundai Elevator	141	7,305
±	Siam Cement NVDR	6,400	17,781
±	Sinotrans	16,000	2,479
±	SK Holdings	139	10,976
±	Walsin Lihwa	83,000	16,670
±@	Yazicilar Holding Class A	2,877	8,696
			123,188
Information Technology – 0.58%
	Infosys Technologies ADR	1,925	51,263
†	LDK Solar ADR	1,175	7,450
	LG Display ADR	700	7,154
±	Samsung Electronics	528	219,609
†	Sina	950	22,088
±†	SK Communications	593	3,293
±	Taiwan Semiconductor
	Manufacturing	14,000	21,068
±	United Microelectronics	46,000	15,005
	United Microelectronics ADR	8,600	21,758
			368,688
Materials – 0.48%
	Aluminum Corporation
	of China ADR	1,400	20,468
±	ArcelorMittal South Africa	1,210	9,340
†	Cemex ADR	3,025	18,906
	Cia de Minas Buenaventura ADR	800	19,184
	Cia Siderurgica Nacional ADR	2,525	37,471
	Cia Vale do Rio Doce ADR	7,325	97,423
±	Formosa Chemicals & Fibre	15,000	17,724
	Gold Fields ADR	1,900	21,546
	Grupo Mexico Class B	1	1
±	Impala Platinum Holdings	1,398	23,396
±	Israel Chemicals	1,355	10,988
	POSCO ADR	100	6,683
	Usinas Siderurgicas de Minas	1,000	11,472
†	Votorantim Celulose e Papel ADR	2,800	12,264
			306,866
Telecommunications – 0.91%
	America Movil ADR	675	18,279
±	China Telecom	36,000	14,870
	Chunghwa Telecom ADR	13,604	248,004
	KT ADR	5,400	74,466
	Mobile Telesystems ADR	675	20,196
	Philippine Long Distance
	Telephone ADR	200	8,826
	SK Telecom ADR	4,200	64,890
±	Telkom	1,704	18,985
	Telkom ADR	1,550	68,712
	Tim Participacoes ADR	1,475	18,320
±	Turkcell Iletisim Hizmet	1,500	7,348
	Turkcell Iletisim Hizmet ADR	1,850	22,737
			585,633
Utilities – 0.63%
	AES Tiete	2,065	14,196
	Centrais Eletricas Brasileiras	13,000	144,647
	Cia Energetica de Minas
	Gerais ADR	1,100	16,258
	Energias do Brasil	7,500	78,663
	Korea Electric Power ADR	14,675	134,276
±	Tanjong	3,300	12,500
			400,540
Total Emerging Markets
	(cost $4,018,031)		3,055,102

Total Common Stock
	(cost $34,657,270)		27,326,222

	Number of		Value
	Shares		(U.S. $)
Convertible Preferred Stock – 1.14%
Banking, Finance & Insurance – 0.16%
Nationwide Health Properties 7.75%
exercise price $22.31,
expiration date 12/31/49		1,050	$100,905
			100,905
Basic Materials – 0.20%
Freeport-McMoRan
Copper & Gold 6.75%
exercise price $73.24,
expiration date 5/1/10		2,000	129,500
			129,500
Health Care & Pharmaceuticals – 0.45%
Inverness Medical
Innovations Series B 3.00%
exercise price $69.32,
expiration date 12/31/49		675	112,846
Mylan 6.50%
exercise price $17.08,
expiration date 11/15/10		130	110,817
Schering-Plough 6.00%
exercise price $33.69,
expiration date 8/13/10		300	63,263
			286,926
Telecommunications – 0.20%
Crown Castle International 6.25%
exercise price $36.88,
expiration date 8/15/12		2,900	126,150
			126,150
Transportation – 0.13%
Bristow Group 5.50%
exercise price $43.19,
expiration date 9/15/09		2,800	86,828
			86,828
Total Convertible Preferred Stock
(cost $670,525)			730,309

Exchange Traded Fund – 7.34%
iShares MSCI EAFE Growth
Index		121,200	4,692,864
Total Exchange Traded Fund
(cost $6,805,209)			4,692,864

	Principal
	Amount°
Agency Collateralized Mortgage Obligations – 0.87%
Fannie Mae REMIC Series
2003-32 PH 5.50% 3/25/32	USD	120,000	125,006
Freddie Mac REMIC
Series 2512 PG
5.50% 10/15/22		180,000	194,025
Series 3063 PC
5.00% 2/15/29		225,000	234,816
Total Agency Collateralized Mortgage
Obligations (cost $519,319)			553,847

Agency Mortgage-Backed Securities – 9.16%
• Fannie Mae ARM
5.163% 9/1/38		125,529	129,448
Fannie Mae S.F. 15 yr
4.50% 4/1/23		584,894	602,913
5.00% 9/1/18		91,454	95,577
5.00% 10/1/23		473,875	492,028
5.50% 6/1/22		58,870	61,447
5.50% 7/1/22		117,892	123,114
Fannie Mae S.F. 30 yr
4.50% 6/1/38		109,290	111,816
5.00% 12/1/36		1,047,603	1,083,368
5.50% 12/1/35		134,732	140,258
5.50% 10/1/38		533,705	554,482
6.00% 6/1/38		413,946	432,829
6.50% 8/1/38		437,442	461,336
Fannie Mae S.F. 30 yr TBA
4.00% 4/1/39		290,000	291,609
4.50% 4/1/39		550,000	562,031
• Freddie Mac ARM 5.859% 10/1/36		253,447	262,387
Freddie Mac S.F. 30 yr 6.00% 9/1/37		430,092	450,139
Total Agency Mortgage-Backed
Securities (cost $5,646,572)			5,854,782

Agency Obligations – 0.59%
Fannie Mae 2.75% 3/13/14		255,000	258,341
Freddie Mac 4.125% 12/21/12		110,000	118,211
Total Agency Obligations
(cost $373,589)			376,552

Commercial Mortgage-Backed Securities – 1.83%
# American Tower Trust 144A
Series 2007-1A AFX
5.42% 4/15/37		70,000	60,550
Series 2007-1A D
5.957% 4/15/37		25,000	20,000
Bank of America Commercial
Mortgage Series 2004-4 A4
4.502% 7/10/42		175,000	149,170
• Bear Stearns Commercial Mortgage
Securities Series 2004-PWR4
A3 5.468% 6/11/41		70,000	58,034
Goldman Sachs Mortgage Securities II
•Series 2004-GG2 A5
5.279% 8/10/38		175,000	142,419
•Series 2004-GG2 A6
5.396% 8/10/38		255,000	209,168
Series 2005-GG4 A4
4.761% 7/10/39		160,000	124,718
Series 2005-GG4 A4A
4.751% 7/10/39		50,000	36,986

(continues)     27

Statements of net assets

Delaware Moderate Allocation Portfolio

		Principal		Value
		Amount°		(U.S. $)
Commercial Mortgage-Backed Securities (continued)
	Greenwich Capital Commercial
	Funding Series 2004-GG1 A4
	4.755% 6/10/36	USD	60,000	$57,272
•	Morgan Stanley Capital I
	Series 2004-T15 A4
	5.27% 6/13/41		345,000	286,951
	Series 2007-T27 A4
	5.65% 6/11/42		35,000	26,386
	Total Commercial Mortgage-Backed
	Securities (cost $1,257,916)			1,171,654

	Convertible Bonds – 1.34%
	Banking, Finance & Insurance – 0.16%
	National City 4.00%
	exercise price $482.51
	expiration date 2/1/11		110,000	100,788
				100,788
	Basic Materials – 0.15%
	Rayonier TRS Holdings 3.75%
	exercise price $54.82,
	expiration date 10/15/12		105,000	95,288
				95,288
	Electronics & Electrical Equipment – 0.16%
	Flextronics International 1.00%
	exercise price $15.53,
	expiration date 8/1/10		110,000	101,475
				101,475
	Energy – 0.16%
	Transocean 1.50%
	exercise price $168.61,
	expiration date 12/15/37		120,000	103,500
				103,500
	Health Care & Pharmaceuticals – 0.15%
Φ	Hologic 2.00% 12/15/37
	exercise price $38.59,
	expiration date 12/15/37		145,000	99,688
				99,688
	Telecommunications – 0.56%
#	Alaska Communications
	System Group 144A 5.75%
	exercise price $12.90,
	expiration date 3/1/13		139,000	97,821
	NII Holdings 3.125%
	exercise price $118.32,
	expiration date 6/15/12		155,000	108,500
#	Virgin Media 144A 6.50%
	exercise price $19.22,
	expiration date 11/15/16		280,000	151,899
				358,220
	Total Convertible Bonds
	(cost $834,417)			858,959

	Corporate Bonds – 18.59%
	Banking – 1.78%
	Bank of America 5.125% 11/15/14		60,000	51,321
	Bank of New York Mellon
	5.125% 8/27/13		140,000	143,431
	BB&T 4.90% 6/30/17		155,000	134,727
	Citigroup 6.50% 8/19/13		80,000	73,581
#	GMAC 144A
	6.00% 12/15/11		10,000	6,812
	6.875% 9/15/11		20,000	14,220
	6.875% 8/28/12		45,000	30,241
	JPMorgan Chase 6.00% 1/15/18		80,000	80,944
	JPMorgan Chase Capital XXV
	6.80% 10/1/37		115,000	76,342
	Morgan Stanley
	5.30% 3/1/13		85,000	81,803
	6.25% 8/9/26		100,000	82,913
	PNC Funding 5.625% 2/1/17		180,000	165,988
@•	Popular North America
	1.813% 4/6/09		2,000	2,000
	U.S. Bank North America
	4.80% 4/15/15		2,000	1,934
	Wells Fargo 5.625% 12/11/17		120,000	109,672
•	Wells Fargo Capital XIII
	7.70% 12/29/49		165,000	78,647
				1,134,576
	Basic Industry – 0.84%
	ArcelorMittal 6.125% 6/1/18		145,000	105,068
	BHP Billiton Finance USA
	6.50% 4/1/19		40,000	40,600
	Domtar 7.125% 8/15/15		40,000	27,000
	Freeport-McMoRan Copper & Gold
	8.25% 4/1/15		45,000	43,137
	8.375% 4/1/17		25,000	23,408
	Huntsman International
	7.375% 1/1/15		150,000	62,250
	7.875% 11/15/14		5,000	2,075
	Lubrizol 8.875% 2/1/19		105,000	108,162
	Nalco 8.875% 11/15/13		40,000	38,600
	Reliance Steel & Aluminum
	6.85% 11/15/36		50,000	30,574
	Steel Dynamics 6.75% 4/1/15		50,000	34,125
	US Steel 7.00% 2/1/18		30,000	20,502
				535,501
	Brokerage – 0.45%
@	AMVESCAP 4.50% 12/15/09		2,000	1,912
	E Trade Financial 12.50% 11/30/17		60,000	27,600
	Goldman Sachs Group
	5.95% 1/18/18		65,000	59,107
	6.15% 4/1/18		145,000	132,666
	6.75% 10/1/37		20,000	13,560
	7.50% 2/15/19		5,000	4,998
	LaBranche 11.00% 5/15/12		20,000	18,125
	Lazard Group 6.85% 6/15/17		36,000	29,030
				286,998

	Principal		Value
	Amount°		(U.S. $)
Corporate Bonds (continued)
Capital Goods – 1.04%
Allied Waste North America
6.875% 6/1/17	USD	45,000	$41,012
7.125% 5/15/16		45,000	42,020
Anixter 10.00% 3/15/14		10,000	9,325
Associated Materials
9.75% 4/15/12		30,000	23,850
Browning-Ferris Industries
7.40% 9/15/35		70,000	61,575
Building Materials
7.75% 8/1/14		65,000	45,013
BWAY 10.00% 10/15/10		45,000	45,675
Celestica 7.625% 7/1/13		25,000	22,000
Crown Americas Capital
7.625% 11/15/13		15,000	15,131
Graham Packaging Capital
9.875% 10/15/14		40,000	26,000
Graphic Packaging International
9.50% 8/15/13		40,000	28,800
Ingersoll-Rand Global Holding
9.50% 4/15/14		20,000	19,998
L-3 Communications
6.125% 7/15/13		40,000	38,600
RBS Global/Rexnord
11.75% 8/1/16		40,000	24,600
Tyco Electronics Group
6.55% 10/1/17		3,000	2,274
7.125% 10/1/37		55,000	35,297
Tyco International Finance
8.50% 1/15/19		110,000	113,728
Waste Management
7.375% 3/11/19		25,000	25,543
WMX Technologies
7.10% 8/1/26		50,000	45,186
			665,627
Consumer Cyclical – 1.43%
Centex 4.55% 11/1/10		30,000	27,450
CVS Caremark
4.875% 9/15/14		5,000	4,962
5.75% 6/1/17		40,000	39,069
6.25% 6/1/27		40,000	36,957
6.60% 3/15/19		90,000	90,877
Dollar General
10.625% 7/15/15		15,000	15,038
DR Horton
5.875% 7/1/13		50,000	41,250
7.875% 8/15/11		25,000	24,000
Ford Motor Credit
8.625% 11/1/10		70,000	55,774
Gaylord Entertainment
8.00% 11/15/13		30,000	19,950
Global Cash Access
8.75% 3/15/12		50,000	41,250
Goodyear Tire & Rubber
9.00% 7/1/15		25,000	19,375
# Invista 144A 9.25% 5/1/12		50,000	45,000
Levi Strauss 9.75% 1/15/15		15,000	12,975
Limited Brands 6.90% 7/15/17		15,000	10,311
Macy’s Retail Holdings
6.65% 7/15/24		60,000	32,346
MGM MIRAGE 6.75% 4/1/13		30,000	10,650
Mohawk Industries
6.625% 1/15/16		15,000	11,066
Ryland Group 6.875% 6/15/13		50,000	44,250
Sally Holdings 10.50% 11/15/16		25,000	22,000
Target 4.00% 6/15/13		65,000	65,275
Toll 8.25% 2/1/11		30,000	29,400
VF
5.95% 11/1/17		15,000	14,269
6.45% 11/1/37		25,000	21,651
Wal-Mart Stores
5.25% 9/1/35		40,000	36,071
6.20% 4/15/38		40,000	40,567
6.50% 8/15/37		25,000	26,079
Yum Brands 6.875% 11/15/37		90,000	74,825
			912,687
Consumer Non-Cyclical – 2.76%
Abbott Laboratories
5.125% 4/1/19		65,000	65,499
Alliance One International
11.00% 5/15/12		20,000	18,700
Amgen
6.375% 6/1/37		160,000	153,922
6.90% 6/1/38		15,000	15,449
# Anheuser-Busch InBev
Worldwide 144A
7.75% 1/15/19		30,000	29,964
8.20% 1/15/39		115,000	113,151
# Bausch & Lomb 144A
9.875% 11/1/15		30,000	23,925
Constellation Brands
8.125% 1/15/12		20,000	20,100
Cott Beverages USA
8.00% 12/15/11		20,000	11,400
Covidien International Finance
6.00% 10/15/17		200,000	203,182
Delhaize America
9.00% 4/15/31		115,000	122,530
Delhaize Group
5.875% 2/1/14		10,000	10,007
6.50% 6/15/17		32,000	30,981
Diageo Capital 5.75% 10/23/17		30,000	30,633
Elan Finance 7.75% 11/15/11		5,000	4,225
Jarden 7.50% 5/1/17		25,000	20,250
JohnsonDiversey Holdings
10.67% 5/15/13		20,000	15,100
Kroger
6.80% 12/15/18		15,000	15,686
7.50% 1/15/14		80,000	88,855

(continues)     29

Statements of net assets

Delaware Moderate Allocation Portfolio

		Principal		Value
		Amount°		(U.S. $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
	LVB Acquisition 10.00% 10/15/17	USD	50,000	$49,750
	Medtronic 4.50% 3/15/14		130,000	133,448
	Novartis Capital 4.125% 2/10/14		55,000	56,266
	Novartis Securities Investment
	5.125% 2/10/19		40,000	40,691
	Pfizer
	6.20% 3/15/19		65,000	69,401
	7.20% 3/15/39		70,000	75,309
	Pinnacle Foods Finance
	9.25% 4/1/15		5,000	4,000
	Psychiatric Solutions
	7.75% 7/15/15		10,000	9,075
	Quest Diagnostics
	5.45% 11/1/15		110,000	104,083
	6.40% 7/1/17		5,000	4,779
	Schering-Plough
	6.00% 9/15/17		30,000	30,979
	6.55% 9/15/37		25,000	25,504
	Smithfield Foods
	7.75% 5/15/13		15,000	10,125
#	Tyson Foods 144A
	10.50% 3/1/14		15,000	15,375
	Universal Hospital Services PIK
	8.50% 6/1/15		15,000	13,425
	Wyeth 5.50% 2/1/14		123,000	129,338
				1,765,107
Energy – 1.55%
	AmeriGas Partners
	7.125% 5/20/16		25,000	23,625
	Chesapeake Energy
	6.375% 6/15/15		30,000	25,425
	6.625% 1/15/16		40,000	33,500
	ConocoPhillips 6.50% 2/1/39		65,000	63,611
	Denbury Resources
	9.75% 3/1/16		10,000	9,700
	El Paso 7.25% 6/1/18		45,000	38,475
	Enterprise Products Operating
	5.00% 3/1/15		5,000	4,289
	6.30% 9/15/17		70,000	64,622
	6.50% 1/31/19		10,000	9,205
	6.875% 3/1/33		70,000	57,857
	Halliburton 7.45% 9/15/39		45,000	45,186
#	Hilcorp Energy Finance I 144A
	9.00% 6/1/16		40,000	29,800
	Inergy Finance
	6.875% 12/15/14		10,000	9,300
	#144A 8.75% 3/1/15		10,000	9,700
	Key Energy Services
	8.375% 12/1/14		20,000	12,700
	Marathon Oil 7.50% 2/15/19		55,000	55,508
	Mariner Energy 8.00% 5/15/17		35,000	23,275
	Massey Energy 6.875% 12/15/13		50,000	43,750
	Noble Energy 8.25% 3/1/19		50,000	51,301
	Petrobras International Finance
	7.875% 3/15/19		32,000	33,318
	PetroHawk Energy
	9.125% 7/15/13		10,000	9,650
	#144A 10.50% 8/1/14		20,000	20,000
	Plains All American Pipeline
	6.50% 5/1/18		75,000	64,929
	Plains Exploration & Production
	7.625% 6/1/18		20,000	16,300
	Regency Energy Partners
	8.375% 12/15/13		10,000	8,550
	TransCanada Pipelines
	5.85% 3/15/36		15,000	12,102
	6.20% 10/15/37		15,000	12,741
	7.125% 1/15/19		30,000	31,358
	7.25% 8/15/38		65,000	60,928
	Valero Energy 9.375% 3/15/19		45,000	46,532
	Weatherford International
	5.95% 6/15/12		15,000	14,364
	6.80% 6/15/37		20,000	14,222
	7.00% 3/15/38		25,000	18,221
	Whiting Petroleum 7.25% 5/1/13		15,000	11,850
	XTO Energy 6.75% 8/1/37		2,000	1,826
				987,720
Financials – 0.83%
	FTI Consulting 7.75% 10/1/16		40,000	40,100
	General Electric Capital
	5.625% 5/1/18		110,000	95,810
	5.875% 1/14/38		110,000	78,794
	6.875% 1/10/39		75,000	61,339
#	Host Hotels & Resorts 144A
	3.25% 4/15/24		120,000	109,500
	International Lease Finance
	5.35% 3/1/12		2,000	1,123
	5.875% 5/1/13		105,000	56,346
	6.625% 11/15/13		50,000	27,719
@#	Nuveen Investments 144A
	10.50% 11/15/15		40,000	11,400
	SLM 8.45% 6/15/18		90,000	48,673
				530,804
Insurance – 0.95%
•	Hartford Financial Services
	Group 8.125% 6/15/38		145,000	46,497
•#	Liberty Mutual Group 144A
	10.75% 6/15/58		40,000	19,623
	MetLife
	6.817% 8/15/18		170,000	146,193
	7.717% 2/15/19		50,000	44,907
∏@	Montpelier Re Holdings
	6.125% 8/15/13		10,000	7,684
	UnitedHealth Group
	5.50% 11/15/12		60,000	59,958
	5.80% 3/15/36		195,000	151,438

	Principal		Value
	Amount°		(U.S. $)
Corporate Bonds (continued)
Insurance (continued)
WellPoint
5.00% 1/15/11	USD	45,000	$45,148
5.85% 1/15/36		60,000	48,659
5.95% 12/15/34		48,000	39,359
			609,466
Media – 1.44%
‡# Charter Communications
Operating Capital 144A
8.00% 4/30/12		5,000	4,600
8.375% 4/30/14		10,000	8,850
10.875% 9/15/14		50,000	48,750
Comcast
•1.46% 7/14/09		5,000	4,974
5.70% 5/15/18		70,000	65,771
5.875% 2/15/18		85,000	80,954
6.30% 11/15/17		5,000	4,873
CSC Holdings
6.75% 4/15/12		20,000	19,350
#144A 8.50% 4/15/14		68,000	67,320
DIRECTV Holdings 8.375% 3/15/13		12,000	12,195
Echostar DBS 7.125% 2/1/16		50,000	45,000
Lamar Media 6.625% 8/15/15		30,000	22,050
Mediacom Capital 9.50% 1/15/13		20,000	18,800
Nielsen Finance 10.00% 8/1/14		65,000	56,225
Time Warner Cable
6.75% 7/1/18		85,000	79,923
7.50% 4/1/14		35,000	35,722
8.25% 4/1/19		30,000	30,881
8.75% 2/14/19		90,000	95,723
Time Warner Telecom Holdings
9.25% 2/15/14		40,000	38,800
Videotron
6.875% 1/15/14		30,000	28,500
#144A 9.125% 4/15/18		25,000	25,531
Visant Holding 8.75% 12/1/13		15,000	13,725
# Vivendi 144A 6.625% 4/4/18		125,000	114,787
			923,304
Services Non-Cyclical – 1.12%
ARAMARK 8.50% 2/1/15		45,000	41,625
Community Health Systems
8.875% 7/15/15		55,000	52,250
Corrections Corporation
of America 7.50% 5/1/11		25,000	25,188
# Erac USA Finance 144A
6.375% 10/15/17		5,000	3,224
HCA 9.25% 11/15/16		90,000	82,125
• HealthSouth 8.323% 6/15/14		30,000	25,950
Hertz
8.875% 1/1/14		20,000	12,225
10.50% 1/1/16		10,000	4,400
Iron Mountain 8.00% 6/15/20		30,000	28,050
McKesson
5.70% 3/1/17		5,000	4,739
7.50% 2/15/19		85,000	90,377
# President & Fellows of Harvard
College 144A 6.50% 1/15/39		130,000	145,721
Princeton University
5.70% 3/1/39		65,000	64,033
RSC Equipment Rental
9.50% 12/1/14		20,000	9,900
Select Medical 7.625% 2/1/15		40,000	26,100
Tenet Healthcare 7.375% 2/1/13		115,000	92,000
US Oncology 9.00% 8/15/12		10,000	9,750
			717,657
Technology – 0.53%
Amkor Technology
7.75% 5/15/13		10,000	8,088
Avago Technologies Finance
10.125% 12/1/13		10,000	8,950
Cisco Systems 5.90% 2/15/39		80,000	73,752
International Business Machines
6.50% 10/15/13		105,000	116,264
Oracle 6.50% 4/15/38		90,000	90,056
SunGard Data Systems
9.125% 8/15/13		48,000	42,000
			339,110
Telecommunications – 2.75%
American Tower
7.125% 10/15/12		20,000	20,200
AT&T 5.80% 2/15/19		145,000	142,207
AT&T Wireless 8.125% 5/1/12		100,000	109,095
Cincinnati Bell 7.00% 2/15/15		25,000	23,125
Citizens Communications
6.25% 1/15/13		15,000	13,669
7.125% 3/15/19		40,000	31,600
Cricket Communications
9.375% 11/1/14		60,000	57,450
Crown Castle International
9.00% 1/15/15		40,000	40,300
Deutsche Telekom
International Finance
5.25% 7/22/13		55,000	54,885
6.75% 8/20/18		100,000	100,604
Hughes Network Systems
9.50% 4/15/14		30,000	27,000
Inmarsat Finance
10.375% 11/15/12		30,000	30,900
Intelsat Jackson Holdings
11.25% 6/15/16		85,000	82,875
Lucent Technologies
6.45% 3/15/29		25,000	9,625
MetroPCS Wireless
9.25% 11/1/14		50,000	48,750
Qwest 7.50% 10/1/14		10,000	9,150

(continues)     31

Statements of net assets

Delaware Moderate Allocation Portfolio

	Principal		Value
	Amount°		(U.S. $)
Corporate Bonds (continued)
Telecommunications (continued)
Rogers Communications
6.80% 8/15/18	USD	125,000	$125,149
7.50% 8/15/38		5,000	4,973
8.00% 12/15/12		40,000	40,550
Sprint Capital 8.375% 3/15/12		55,000	49,775
Sprint Nextel 6.00% 12/1/16		30,000	21,600
Telecom Italia Capital
4.00% 1/15/10		5,000	4,925
5.25% 10/1/15		130,000	109,754
# Telesat Canada 144A
11.00% 11/1/15		15,000	12,525
12.50% 11/1/17		20,000	14,900
Verizon Communications
5.50% 2/15/18		125,000	119,245
6.10% 4/15/18		75,000	74,429
6.90% 4/15/38		5,000	4,851
8.95% 3/1/39		50,000	57,624
# Verizon Wireless Capital 144A
5.55% 2/1/14		80,000	80,151
8.50% 11/15/18		45,000	51,491
Virgin Media Finance
8.75% 4/15/14		45,000	42,750
Vodafone Group
5.00% 12/16/13		50,000	50,722
5.00% 9/15/15		10,000	9,752
5.375% 1/30/15		40,000	39,827
Windstream 8.125% 8/1/13		40,000	39,600
			1,756,028
Utilities – 1.12%
AES 8.00% 10/15/17		45,000	38,813
Columbus Southern Power
6.05% 5/1/18		15,000	13,900
Commonwealth Edison
5.80% 3/15/18		55,000	52,198
5.90% 3/15/36		10,000	8,214
6.15% 9/15/17		25,000	23,796
Duke Energy Indiana
6.45% 4/1/39		55,000	56,520
Edison Mission Energy
7.00% 5/15/17		35,000	25,725
# Electricite de France 144A
6.95% 1/26/39		30,000	29,828
Florida Power & Light
5.96% 4/1/39		50,000	50,809
Illinois Power 6.125% 11/15/17		40,000	36,407
Indiana Michigan Power
7.00% 3/15/19		25,000	24,456
Jersey Central Power & Light
7.35% 2/1/19		30,000	30,709
Mirant North America
7.375% 12/31/13		5,000	4,550
NRG Energy
7.375% 2/1/16		40,000	37,300
7.375% 1/15/17		10,000	9,325
Pacificorp 5.25% 6/15/35		40,000	35,363
PECO Energy 5.35% 3/1/18		35,000	34,006
PPL Electric Utilities
7.125% 11/30/13		45,000	49,410
Reliant Energy 7.625% 6/15/14		55,000	44,825
Texas Competitive Electric
Holdings 10.25% 11/1/15		90,000	45,450
Union Electric 6.70% 2/1/19		70,000	66,793
			718,397
Total Corporate Bonds
(cost $11,938,903)			11,882,982

Foreign Agencies – 0.45%Δ
France – 0.04%
France Telecom 7.75% 3/1/11		22,000	23,572
			23,572
Germany – 0.41%
KFW 6.50% 11/15/11	NZD	438,000	261,736
			261,736
Total Foreign Agencies
(cost $324,644)			285,308

Non-Agency Asset-Backed Securities – 1.48%
• Bank of America Credit Card
Trust Series 2006-A10 A10
0.536% 2/15/12	USD	150,000	148,260
Capital Auto Receivables Asset
Trust Series 2007-3 A3A
5.02% 9/15/11		63,887	63,985
• Capital One Multi-Asset Execution
Trust Series 2006-A5 A5
0.616% 1/15/16		100,000	82,289
Caterpillar Financial Asset
Trust Series 2008-A A3
4.94% 4/25/14		70,000	67,468
Chase Issuance Trust
Series 2005-A7 A7
4.55% 3/15/13		35,000	35,198
Series 2005-A10 A10
4.65% 12/17/12		35,000	35,108
CNH Equipment Trust
•Series 2007-B A3B
1.156% 10/17/11		75,000	74,637
Series 2008-A3 A4A
4.93% 8/15/14		70,000	69,372
Daimler Chrysler Auto Trust
Series 2008-B A3A
4.71% 9/10/12		35,000	32,838

	Principal		Value
	Amount°		(U.S. $)
Non-Agency Asset-Backed Securities (continued)
Harley-Davidson Motorcycle Trust
Series 2007-2 A3
5.10% 5/15/12	USD	125,144	$124,096
Honda Auto Receivables Owner
Trust Series 2007-1 A3
5.10% 3/18/11		71,487	72,297
John Deere Owner Trust Series
2008-A A3 4.18% 6/15/12		70,000	68,011
• MBNA Credit Card Master Note
Trust Series 2006-A3 A3
0.576% 8/15/12		30,000	29,164
Nissan Auto Receivables Owner
Trust Series 2009-A A3
3.20% 2/15/13		45,000	44,915
Total Non-Agency Asset-Backed
Securities (cost $944,847)			947,638

Non-Agency Collateralized Mortgage Obligations – 0.55%
@ Bank of America Alternative Loan
Trust Series 2005-9
5A1 5.50% 10/25/20		149,366	118,373
Citicorp Mortgage Securities
Series 2006-4 3A1 5.50% 8/25/21		49,140	43,366
• Citigroup Mortgage Loan Trust
Series 2007-AR8 1A3A
6.031% 8/25/37		179,738	87,583
@ Lehman Mortgage Trust
Series 2005-2 2A3
5.50% 12/25/35		129,748	101,699
Total Non-Agency Collateralized
Mortgage Obligations
(cost $346,824)			351,021

Sovereign Debt – 1.26%Δ
Germany – 0.68%
Bundesobligation 3.50% 4/12/13	EUR	308,300	432,742
			432,742
Mexico – 0.44%
Mexican Government
10.00% 11/20/36	MXN	2,829,000	234,476
United Mexican States
5.95% 3/19/19	USD	50,000	49,000
			283,476
United Kingdom – 0.14%
U.K. Treasury 5.00% 3/7/18	GBP	55,000	91,458
			91,458
Total Sovereign Debt
(cost $827,225)			807,676

Supranational Banks – 1.02%
European Investment Bank
1.40% 6/20/17	JPY	24,200,000	$239,151
6.00% 8/14/13	AUD	438,000	318,766
11.25% 2/14/13	BRL	220,000	95,386
Total Supranational Banks
(cost $711,635)			653,303

U.S. Treasury Obligations – 0.94%
US Treasury Bond
4.50% 5/15/38	USD	65,000	75,908
¥ US Treasury Notes
1.875% 2/28/14		325,000	328,657
2.75% 2/15/19		193,000	194,116
Total U.S. Treasury Obligations
(cost $587,680)			598,681

	Number of
	Shares
Preferred Stock – 0.11%
Braskem Class A 11.18%		1,873	3,918
• JPMorgan Chase 7.90%		60,000	38,637
Transneft 2.70%		89	25,365
Total Preferred Stock
(cost $104,213)			67,920

	Principal
	Amount°
≠Discounted Commercial Paper – 1.63%
Roche Holdings 0.25% 4/14/09	USD	315,000	314,972
Scotiabank 0.67% 6/2/09		275,000	274,591
Yale University 0.65% 6/10/09		450,000	449,178
Total Discounted Commercial
Paper (cost $1,038,741)			1,038,741

Repurchase Agreement* – 9.87%
BNP Paribas 0.08%, dated
3/31/09, to be repurchased
on 4/1/09, repurchase
price $6,305,014
(collateralized by U.S.
Government obligations,
6/11/09-2/11/10;
market value $6,434,430)		6,305,000	6,305,000
Total Repurchase Agreement
(cost $6,305,000)			6,305,000
Total Value of Securities – 100.93%
(cost $73,894,529)			64,503,459
Liabilities Net of Receivables
and Other Assets – (0.93%)			(594,822)
Net Assets Applicable to 8,430,007
Shares Outstanding – 100.00%			$63,908,637

(continues)     33

Statements of net assets

Delaware Moderate Allocation Portfolio

Net Asset Value – Delaware Moderate Allocation
Portfolio Class A ($31,051,666 / 4,097,051 Shares)	$7.58
Net Asset Value – Delaware Moderate Allocation
Portfolio Class B ($2,335,780 / 308,274 Shares)	$7.58
Net Asset Value – Delaware Moderate Allocation
Portfolio Class C ($4,759,355 / 626,481 Shares)	$7.60
Net Asset Value – Delaware Moderate Allocation
Portfolio Class R ($1,047,543 / 138,489 Shares)	$7.56
Net Asset Value – Delaware Moderate Allocation
Portfolio Institutional Class ($24,714,293 / 3,259,712 Shares)	$7.58

Components of Net Assets at March 31, 2009:
Shares of beneficial interest
(unlimited authorization – no par)	$75,809,793
Undistributed net investment income	174,526
Accumulated net realized loss on investments	(2,662,759)
Net unrealized depreciation of investments
and foreign currencies	(9,412,923)
Total net assets	$63,908,637

°Principal amount is stated in the currency in which each security is denominated.

AUD — Australian Dollar
BRL — Brazilian Real
EUR — European Monetary Unit
GBP — British Pound Sterling
JPY — Japanese Yen
KRW — South Korean Won
MXN — Mexican Peso
NOK — Norwegian Kroner
NZD — New Zealand Dollar
USD — United States Dollar

¥	Fully or partially pledged as collateral for financial futures contracts.

•	Variable rate security. The rate shown is the rate as of March 31, 2009.

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2009, the aggregate amount of Rule 144A securities was $1,408,260, which represented 2.32% of the Portfolio’s net assets. See Note 12 in “Notes to financial statements.”

@	Illiquid security. At March 31, 2009, the aggregate amount of illiquid securities was $335,939, which represented 0.53% of the Portfolio’s net assets. See Note 12 in “Notes to financial statements.”

≠	The rate shown is the effective yield at time of purchase.

‡	Non-income producing security. Security is currently in default.

†	Non income producing security.

Δ	Securities have been classified by country of origin.

*	See Note 1 in “Notes to financial statements.”

f	Step coupon bond. Coupon decreases periodically based on a predetermined schedule. Stated rate in effect at March 31, 2009.

Õ	Restricted Security. This investment is in a security not registered under the Securities Act of 1933, as amended and has certain restrictions on resale which may limit its liquidity. At March 31, 2009, the amount of the restricted security was $7,684 or 0.01% of the Portfolio’s net assets. See Note 12 in “Notes to financial statements.”

±	Security is being valued based on international fair value pricing. At March 31, 2009 the aggregate amount of international fair value priced securities was $7,440,189, which represented 11.64% of the Portfolio’s net assets. See Note 1 in “Notes to financial statements.”

§	Developing Market — countries that are thought to be most developed and therefore less risky.

X	Emerging Market — developing countries with relatively low per capita income, often with above-average economic growth potential.

Summary of Abbreviations:
ADR — American Depositary Receipts
ARM — Adjustable Rate Mortgage
CDS — Credit Default Swap
GDR — Global Depositary Receipts
NVDR — Non Voting Depositary Receipts
PIK — Pay-in-Kind
REIT — Real Estate Investment Trust
REMIC — Real Estate Mortgage Investment Conduit
S.F. — Single Family
TBA — To be announced
yr — year

Net Asset Value and Offering Price per Share –
Delaware Moderate Allocation Portfolio
Net asset value Class A (A)	$7.58
Sales charge (5.75% of offering price) (B)	0.46
Offering price	$8.04

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.

(B)	See the current prospectus for purchases of $50,000 or more.

The following foreign currency exchange contracts, financial futures contracts and swap contracts were outstanding at March 31, 2009:

Foreign Currency Exchange Contracts[1]

					Unrealized
Contracts to				Settlement	Appreciation
Receive (Deliver)		In Exchange For		Date	(Depreciation)
AUD	(388,428)	USD	270,482	4/30/09	$602
BRL	(215,808)	USD	94,653	5/29/09	1,582
EUR	(130,121)	USD	175,849	4/30/09	3,086
EUR	13,897	USD	(18,808)	5/29/09	(356)
GBP	(274,595)	USD	397,353	5/29/09	3,347
JPY	(17,625,836)	USD	179,334	5/29/09	721
KRW	93,631,030	USD	(67,701)	4/2/09	448
MXN	(2,007,686)	USD	138,471	5/29/09	(2,375)
NOK	1,003,830	USD	(156,101)	4/30/09	(7,645)
NZD	(520,814)	USD	293,739	5/29/09	(2,271)
					$(2,861)

Financial Futures Contracts[2]

Contracts	Notional	Notional	Expiration	Unrealized
to Sell	Cost	Value	Date	Depreciation
(4) U.S. Treasury
10 yr Notes	$(485,612)	$(496,313)	6/19/09	$(10,701)
				$(10,701)

Swap Contracts[3]
Credit Default Swap Contracts
		Annual		Unrealized
Swap Counterparty &	Notional	Protection	Termination	Appreciation
Referenced Obligation	Value	Payments	Date	(Depreciation)
Protection Purchased:
Citigroup Global Markets
Hartford Financial
5 yr CDS	$60,000	6.65%	3/20/14	$8,518
Macy’s 5 yr CDS	62,000	7.00%	3/20/14	(972)
Total	$122,000			$7,546

The use of foreign currency exchange contracts, financial futures contracts and swap contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Portfolio’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Portfolio’s net assets.

1 See Note 8 in “Notes to financial statements.”
2 See Note 9 in “Notes to financial statements.”
3 See Note 10 in “Notes to financial statements.”

See accompanying notes

(continues)     35

Statements of net assets

Delaware Conservative Allocation Portfolio

March 31, 2009 (Unaudited)

		Number of	Value
		Shares	(U.S. $)
Common Stock – 26.13%
U.S. Markets – 15.60%
Consumer Discretionary – 1.20%
†	Aeropostale	395	$10,491
	American Eagle Outfitters	1,170	14,321
†	Bally Technologies	390	7,184
†	Buffalo Wild Wings	105	3,841
	Burger King Holdings	1,140	26,163
†	CEC Entertainment	195	5,047
	CKE Restaurants	1,080	9,072
	Comcast Class A	1,390	18,960
	DeVry	190	9,154
	Disney (Walt)	1,010	18,342
	Gap	4,700	61,053
	Guess	345	7,273
†	Gymboree	240	5,124
†	Hibbett Sports	280	5,382
†	Jack in the Box	530	12,344
†	Jarden	1,270	16,091
†	Lincoln Education Services	320	5,862
†	Marvel Entertainment	355	9,425
	Mattel	4,400	50,732
	McDonald’s	660	36,016
	National CineMedia	610	8,040
	NIKE Class B	670	31,416
†	Papa John’s International	270	6,175
	Phillips-Van Heusen	355	8,051
	Staples	3,700	67,007
†	Ulta Salon Cosmetics & Fragrance	1,110	7,348
†	Urban Outfitters	790	12,932
†	Viacom Class B	630	10,949
	Weight Watchers International	1,700	31,535
†	WMS Industries	435	9,096
			524,426
Consumer Staples – 1.87%
	Alberto Culver	440	9,948
	Altria Group	260	4,165
	Archer-Daniels-Midland	2,900	80,562
	Casey’s General Stores	400	10,664
†	Chattem	195	10,930
	Colgate-Palmolive	350	20,643
	CVS Caremark	3,870	106,386
	Heinz (H.J.)	1,900	62,814
	Kimberly-Clark	1,300	59,943
	Kraft Foods Class A	2,600	57,954
	PepsiCo	830	42,728
	Philip Morris International	250	8,895
	Procter & Gamble	2,590	121,964
†	Ralcorp Holdings	190	10,237
	Safeway	3,200	64,608
	Seaboard	7	7,070
	Smucker (J.M.)	360	13,417
	Walgreen	2,700	70,092
	Wal-Mart Stores	1,000	52,100
			815,120
Energy – 1.22%
	Arch Coal	590	7,888
†	Bristow Group	215	4,607
†	Carrizo Oil & Gas	580	5,150
	Chevron	1,520	102,205
†	Complete Production Services	860	2,649
	ConocoPhillips	1,400	54,824
	EOG Resources	1,320	72,283
	EQT	510	15,978
†	EXCO Resources	500	5,000
	Exxon Mobil	1,310	89,211
	Lufkin Industries	190	7,197
	Marathon Oil	2,400	63,096
	Massey Energy	380	3,846
†	National Oilwell Varco	650	18,662
	Occidental Petroleum	570	31,721
	Penn Virginia	355	3,898
	Schlumberger	669	27,175
	St. Mary Land & Exploration	690	9,129
†	Willbros Group	600	5,820
			530,339
Financials – 1.83%
	Alexandria Real Estate Equities	140	5,096
	Allstate	3,000	57,450
	Bank of New York Mellon	5,400	152,549
	Berkley (W.R.)	610	13,756
	Capital One Financial	570	6,977
	City Holding	265	7,232
	CME Group	325	80,077
	Digital Realty Trust	300	9,954
	Dime Community Bancshares	810	7,598
	East West Bancorp	815	3,725
	First Commonwealth Financial	620	5,499
	First Niagara Financial Group	650	7,085
	Greenhill	80	5,908
	Hanover Insurance Group	400	11,528
	Harleysville Group	225	7,157
	Home Properties	320	9,808
	Host Hotels & Resorts	880	3,450
	Independent Bank	365	5,384
†	IntercontinentalExchange	1,300	96,811
	JPMorgan Chase	1,280	34,022
†	Nasdaq OMX Group	480	9,398
	optionsXpress Holdings	610	6,936
	PNC Financial Services Group	290	8,494
†	ProAssurance	235	10,956
	Provident Financial Services	690	7,459
	Prudential Financial	470	8,939
†	RiskMetrics Group	430	6,145
	RLI	175	8,785
	Senior Housing Properties Trust	770	10,795
	Simon Property Group	174	6,021

		Number of	Value
		Shares	(U.S. $)
Common Stock (continued)
U.S. Markets (continued)
Financials (continued)
	Smithtown Bancorp	215	$2,425
	Sovran Self Storage	325	6,526
	TCF Financial	470	5,527
†	Texas Capital Bancshares	630	7,094
	Travelers	2,470	100,381
	Trustmark	440	8,087
	U.S. Bancorp	1,020	14,902
	Waddell & Reed Financial	600	10,842
	Washington Federal	510	6,778
	Wells Fargo	1,320	18,797
			796,353
Health Care – 2.96%
†	Align Technology	915	7,256
†	Alkermes	900	10,917
	Allergan	2,000	95,519
†	Amgen	630	31,198
†	AMN Healthcare Services	605	3,086
†	Bio-Rad Laboratories Class A	155	10,215
	Bristol-Myers Squibb	3,200	70,144
	Cardinal Health	1,800	56,664
†	Catalyst Health Solutions	385	7,631
†	Celera	885	6,753
†	Celgene	240	10,656
†	Conmed	380	5,476
†	Dionex	190	8,978
†	Express Scripts	350	16,160
†	Gen-Probe	480	21,878
†	Gilead Sciences	1,760	81,523
†	Hologic	1,140	14,923
†	Intuitive Surgical	200	19,072
	Johnson & Johnson	2,360	124,135
†	Kendle International	420	8,803
†	Medarex	1,450	7,439
†	Medco Health Solutions	1,700	70,278
	Medtronic	750	22,103
	Merck	3,690	98,707
†	Merit Medical Systems	340	4,151
†	Noven Pharmaceuticals	810	7,679
†	ONYX Pharmaceuticals	320	9,136
†	OSI Pharmaceuticals	320	12,243
	Pfizer	5,470	74,501
†	Psychiatric Solutions	450	7,079
	Quest Diagnostics	1,500	71,220
†	Quidel	605	5,578
†	Regeneron Pharmaceuticals	445	6,168
†	Res-Care	465	6,770
†	Sun Healthcare Group	890	7,512
	Techne	150	8,207
†	Thermo Fisher Scientific	520	18,548
†	United Therapeutics	160	10,574
	UnitedHealth Group	4,110	86,021
	Universal Health Services Class B	150	5,751
†	Vertex Pharmaceuticals	370	10,630
†	VNUS Medical Technologies	150	3,191
	West Pharmaceutical Services	250	8,203
	Wyeth	2,780	119,650
			1,292,326
Industrials – 1.27%
	AAON	525	9,513
	Acuity Brands	340	7,664
	Administaff	400	8,452
	American Ecology	345	4,809
	Applied Industrial Technologies	390	6,579
	Barnes Group	385	4,116
	Boeing	370	13,165
	Caterpillar	260	7,270
†	Chart Industries	610	4,807
†	Columbus McKinnon	525	4,578
†	CRA International	230	4,342
†	DynCorp International Class A	540	7,198
†	ESCO Technologies	115	4,451
	Expeditors International Washington	2,200	62,238
	Fluor	420	14,511
†	FTI Consulting	315	15,586
†	General Electric	2,540	25,679
	Goodrich	560	21,218
†	GrafTech International	1,080	6,653
	Granite Construction	300	11,244
†	Graphic Packaging Holding	1,871	1,628
	Healthcare Services Group	640	9,581
†	Hexcel	935	6,143
	Honeywell International	420	11,701
†	Hub Group Class A	430	7,310
†	Huron Consulting Group	145	6,152
†	Kadant	355	4,090
†	Kforce	950	6,679
	McGrath RentCorp	515	8,116
	Norfolk Southern	560	18,900
	Otter Tail	380	8,379
†	Perini	280	3,444
	Republic Services	500	8,575
	Rockwell Collins	500	16,320
	Roper Industries	330	14,009
	Triumph Group	250	9,550
	United Parcel Service Class B	1,200	59,064
†	United Stationers	270	7,582
	United Technologies	660	28,367
†	URS	295	11,921
	Waste Management	2,400	61,440
			553,024

(continues)     37

Statements of net assets

Delaware Conservative Allocation Portfolio

		Number of	Value
		Shares	(U.S. $)
Common Stock (continued)
U.S. Markets (continued)
Information Technology – 3.52%
†	Anixter International	325	$10,296
†	Apple	1,160	121,939
	Applied Materials	1,510	16,233
†	Blackboard	325	10,316
†	Cisco Systems	2,280	38,236
†	Digital River	310	9,244
†	EMC	2,290	26,106
†	FARO Technologies	450	6,048
†	Google Class A	350	121,821
	Hewlett-Packard	990	31,739
	iGate	1,535	4,973
	infoGROUP	1,970	8,195
†	Informatica	515	6,829
	Intel	8,420	126,721
	International Business Machines	960	93,014
†	Intuit	3,200	86,400
†	IPG Photonics	530	4,463
†	j2 Global Communications	415	9,084
†	JDA Software Group	655	7,565
†	Lawson Software	2,135	9,074
	MasterCard Class A	475	79,553
†	McAfee	370	12,395
	Microsoft	2,780	51,069
	Motorola	13,100	55,413
†	NETGEAR	545	6,567
	NIC	605	3,146
†	Nuance Communications	1,455	15,801
†	ON Semiconductor	1,240	4,836
†	Progress Software	445	7,725
	QUALCOMM	3,800	147,858
	Quality Systems	210	9,503
†	Rofin-Sinar Technologies	345	5,561
†	SanDisk	1,825	23,086
†	Sapient	1,170	5,230
†	SAVVIS	795	4,921
†	Semtech	360	4,806
†	Symantec	880	13,147
†	Synaptics	325	8,697
†	Tekelec	795	10,518
†	TeleTech Holdings	610	6,643
†	Teradata	3,200	51,904
	United Online	1,240	5,530
†	ValueClick	710	6,042
†	VeriSign	3,600	67,932
†	ViaSat	510	10,618
	Visa Class A	2,170	120,652
†	Vocus	430	5,715
†	Wind River Systems	860	5,504
	Xerox	7,900	35,945
			1,534,613
Materials – 0.62%
	Ashland	630	6,508
	Compass Minerals International	215	12,120
	Cytec Industries	795	11,941
	duPont (E.I.) deNemours	3,680	82,173
	Freeport-McMoRan Copper &
	Gold Class B	425	16,197
	Innophos Holdings	200	2,256
	Lubrizol	500	17,005
	Monsanto	280	23,268
†	Owens-Illinois	970	14,007
	Praxair	800	53,831
	Rock-Tenn Class A	435	11,767
†	Rockwood Holdings	765	6,074
	Silgan Holdings	225	11,822
			268,969
Telecommunications – 0.69%
	Alaska Communications
	Systems Group	1,185	7,940
	AT&T	3,330	83,916
†	Crown Castle International	3,600	73,476
†	MetroPCS Communications	1,010	17,251
	NTELOS Holdings	410	7,437
	Verizon Communications	3,730	112,645
			302,665
Utilities – 0.42%
	Black Hills	315	5,635
	Cleco	610	13,231
	Exelon	440	19,972
	FirstEnergy	350	13,510
	Piedmont Natural Gas	280	7,249
	PPL	740	21,245
	Progress Energy	1,700	61,642
	Sempra Energy	450	20,808
	Wisconsin Energy	440	18,115
			181,407
Total U.S. Markets
	(cost $8,726,966)		6,799,242

§Developed Markets – 7.42%
Consumer Discretionary – 0.92%
±	Bayerische Motoren Werke	2,160	62,046
±	Don Quijote	3,300	42,467
±	NGK Spark Plug	3,000	25,540
±	PPR	469	30,067
±	Publicis Groupe	1,992	51,063
±	Techtronic Industries	92,000	42,692
±	Toyota Motor	1,599	50,796
±	Vivendi	2,439	64,507
±†	WPP Group	5,393	30,285
			399,463

		Number of	Value
		Shares	(U.S. $)
Common Stock (continued)
§Developed Markets (continued)
Consumer Staples – 0.85%
±	Coca-Cola Amatil	21,837	$131,579
±	First Pacific	38,445	13,179
±	Greggs	1,112	54,856
±	Metro	2,003	65,959
±	Parmalat	50,174	103,293
			368,866
Energy – 0.75%
±	BP	20,684	138,745
±	CNPC Hong Kong	10,000	4,232
†	Nabors Industries	885	8,841
	Tenaris ADR	425	8,572
±	Total	2,447	120,998
†	Transocean	800	47,072
			328,460
Financials – 0.63%
	Aspen Insurance Holdings	545	12,241
±	AXA	3,405	40,867
	Everest Re Group	185	13,098
	IPC Holdings	320	8,653
	Max Capital Group	520	8,965
±	Mitsubishi UFJ Financial Group	19,581	96,480
±	Nordea Bank	9,120	45,372
±	Standard Charter	4,003	49,727
			275,403
Health Care – 0.94%
±	AstraZeneca	1,697	60,089
†	Eurand	855	9,525
±	Novartis	2,223	84,089
	Novo Nordisk ADR	900	43,182
±	Novo Nordisk Class B	1,738	83,319
±	Ono Pharmaceutical	1,300	57,061
±	Sanofi-Aventis	1,334	74,863
			412,128
Industrials – 1.20%
±	Asahi Glass	7,000	37,166
±	Cie de Saint-Gobain	1,556	43,596
±	Deutsche Post	8,162	88,051
±	Finmeccanica	5,353	66,625
±	Koninklijke Philips Electronics	4,226	62,552
±	Singapore Airlines	8,086	53,326
±	Teleperformance	3,335	91,735
±	Tomkins	29,068	50,530
±†	Vallourec	304	28,183
			521,764
Information Technology – 0.77%
	Accenture Class A	473	13,003
±	Canon	2,800	81,633
†	CGI Group Class A	16,034	129,488
±	Ericsson LM Class B	5,100	41,228
±	Nokia	6,151	71,936
			337,288
Materials – 0.44%
	Agrium	1,900	68,000
±	Anglo American	243	4,137
±	Griffin Mining	5,200	1,694
±	Lafarge	346	15,620
±	Linde	890	60,450
	Syngenta ADR	1,100	44,121
			194,022
Telecommunications – 0.68%
	China Mobile ADR	500	21,760
±	China Unicom Hong Kong	12,000	12,523
	China Unicom Hong Kong ADR	1,583	16,479
±	France Telecom	3,458	78,830
	Philippine Long Distance Telephone ADR	100	4,413
±	Telstra	34,264	76,475
±	Vodafone Group	49,378	85,968
			296,448
Utilities – 0.24%
±	National Grid	13,374	102,605
			102,605
Total Developed Markets
	(cost $4,283,840)		3,236,447

XEmerging Markets – 3.11%
Consumer Discretionary – 0.15%
#	Almacenes Exito GDR 144A	900	3,706
†	Focus Media Holding ADR	2,400	16,320
#	Grupo Clarin Class B GDR 144A	600	1,308
	Grupo Televisa ADR	1,325	18,073
±	JD Group	1,200	4,185
@±	Oriental Holdings	3,800	4,530
±	Sun International	500	3,793
±†	Turk Sise ve Cam Fabrikalari	6,100	3,662
	Wal-Mart de Mexico Series V	4,334	10,120
			65,697
Consumer Staples – 0.17%
†	Cosan Class A	2,100	5,145
@	Cresud ADR	2,450	17,787
	Fomento Economico Mexicano ADR	450	11,345
†	Gruma ADR	1,000	1,470
@±	Gudang Garam	13,000	6,669
±	Lotte Confectionery	12	9,048
±	President Chain Store	5,000	11,474
±	Tongaat Hulett	600	4,367
†	Wimm-Bill-Dann Foods ADR	225	7,157
			74,462
Energy – 0.68%
	China Petroleum & Chemical ADR	100	6,417
±	China Shenhua Energy	3,500	7,897
	Gazprom ADR	2,480	37,448
	KazMunaiGas Exploration
	Production GDR	1,800	26,820

(continues)     39

Statements of net assets

Delaware Conservative Allocation Portfolio

		Number of	Value
		Shares	(U.S. $)
Common Stock (continued)
XEmerging Markets (continued)
Energy (continued)
	LUKOIL ADR	200	$7,634
	LUKOIL ADR (London
	International Exchange)	200	7,540
	Oil & Gas Development GDR	200	1,790
±	PetroChina	8,000	6,382
	PetroChina ADR	275	21,918
	Petroleo Brasileiro SA ADR	1,300	39,611
	Petroleo Brasileiro SP ADR	1,400	34,300
±	Polski Koncern Naftowy Orlen	929	6,406
@	PTT Exploration & Production	4,364	11,963
#	Reliance Industries GDR 144A	435	25,752
±	Sasol	462	13,392
	Sasol ADR	300	8,685
±	SK Energy	171	11,145
±	Surgutneftegaz ADR	2,737	16,780
±	Tambang Batubara Bukit Asam	7,000	4,101
			295,981
Financials – 0.27%
±	Alarko Gayrimenkul
	Yatirim Ortakligi	100	722
	Banco Bradesco ADR	1,500	14,850
±	Bangkok Bank	2,400	5,076
	Credicorp	200	9,368
±	Hong Leong Bank	7,400	10,876
	ICICI Bank ADR	525	6,977
±	Indiabulls Real Estate GDR	200	394
†	IRSA Inversiones y
	Representaciones GDR	1,900	7,486
	Itau Unibanco Banco Multiplo ADR	1,300	14,144
	KB Financial Group ADR	675	16,369
±	KLCC Property Holdings	5,900	4,854
	Sberbank	13,268	8,193
±	Standard Bank Group	1,200	10,070
±	Turkiye Is Bankasi Class C	2,100	4,712
±†	UEM Land Holdings	10,968	2,151
			116,242
Industrials – 0.14%
±	Alarko Holding	3,300	3,555
±	CJ	241	6,759
±	Evergreen Marine	29,000	12,196
	Gol Linhas Aereas Inteligentes ADR	1,625	4,599
±	Hyundai Elevator	75	3,886
±	Siam Cement NVDR	3,200	8,891
±	Sinotrans	13,000	2,014
±	SK Holdings	73	5,764
±	Walsin Lihwa	44,000	8,837
@±	Yazicilar Holding Class A	1,400	4,232
			60,733
Information Technology – 0.38%
	Infosys Technologies ADR	875	23,301
	LG Display ADR	400	4,088
±	Samsung Electronics	236	98,159
†	Sina	400	9,300
±†	SK Communications	313	1,738
±	Taiwan Semiconductor Manufacturing	7,000	10,534
±	United Microelectronics	24,000	7,829
	United Microelectronics ADR	4,500	11,385
			166,334
Materials – 0.31%
	Aluminum Corporation of China ADR	625	9,138
±	ArcelorMittal South Africa	900	6,947
†	Cemex ADR	1,325	8,281
	Cia de Minas Buenaventura ADR	400	9,592
	Cia Siderurgica Nacional ADR	1,125	16,695
	Cia Vale do Rio Doce ADR	3,325	44,223
±	Formosa Chemicals & Fibre	8,000	9,453
	Gold Fields ADR	900	10,206
	Grupo Mexico Class B	1	1
±	Impala Platinum Holdings	636	10,644
±	Israel Chemicals	700	5,677
†	Votorantim Celulose e Papel ADR	1,250	5,475
			136,332
Telecommunications – 0.59%
	America Movil ADR	300	8,124
±	China Telecom	18,000	7,435
	Chunghwa Telecom ADR	5,730	104,449
	KT ADR	2,800	38,612
	Mobile Telesystems ADR	300	8,976
	SK Telecom ADR	2,200	33,990
±	Telkom	901	10,039
	Telkom ADR	500	22,165
	Tim Participacoes ADR	675	8,384
±	Turkcell Iletisim Hizmet	1,200	5,878
	Turkcell Iletisim Hizmet ADR	825	10,139
			258,191
Utilities – 0.42%
	AES Tiete	1,091	7,500
	Centrais Eletricas Brasileiras	7,000	77,887
	Cia Energetica de Minas Gerais ADR	500	7,390
	Energias do Brasil	3,900	40,905
	Korea Electric Power ADR	4,500	41,175
±	Tanjong	1,700	6,439
			181,296
Total Emerging Markets
	(cost $1,840,777)		1,355,268
Total Common Stock
	(cost $14,851,583)		11,390,957

	Number of		Value
	Shares		(U.S. $)
Convertible Preferred Stock – 1.19%
Banking, Finance & Insurance – 0.17%
Nationwide Health Properties 7.75%
exercise price $22.31,
expiration date 12/31/49		750	$72,075
			72,075
Basic Materials – 0.20%
Freeport-McMoRan
Copper & Gold 6.75%
exercise price $73.24,
expiration date 5/1/10		1,400	90,650
			90,650
Healthcare & Pharmaceuticals – 0.45%
Inverness Medical Innovations
Series B 3.00%
exercise price $69.32,
expiration date 12/31/49		475	79,410
Mylan 6.50%
exercise price $17.08,
expiration date 11/15/10		90	76,720
Schering-Plough 6.00%
exercise price $33.69,
expiration date 8/13/10		200	42,175
			198,305
Telecommunications – 0.23%
Crown Castle International 6.25%
exercise price $36.88,
expiration date 8/15/12		2,300	100,050
			100,050
Transportation – 0.14%
Bristow Group 5.50%
exercise price $43.19,
expiration date 9/15/09		1,950	60,470
			60,470
Total Convertible Preferred Stock
(cost $479,976)			521,550

Exchange Traded Fund – 4.54%
iShares MSCI EAFE Growth Index		51,100	1,978,592
Total Exchange Traded Fund
(cost $2,945,311)			1,978,592

	Principal
	Amount°
Agency Collateralized Mortgage Obligations – 1.27%
Fannie Mae REMIC Series 2003-32
PH 5.50% 3/25/32	USD	150,000	156,257
Freddie Mac REMIC
Series 2512 PG 5.50% 10/15/22		165,000	177,857
Series 3063 PC 5.00% 2/15/29		210,000	219,161
Total Agency Collateralized Mortgage
Obligations (cost $519,225)			553,275

Agency Mortgage-Backed Securities – 13.37%
• Fannie Mae ARM
5.163% 9/1/38		154,498	159,320
Fannie Mae S.F. 15 yr
4.50% 8/1/23		510,260	525,981
5.00% 9/1/18		86,465	90,363
5.00% 8/1/23		415,914	431,847
5.50% 7/1/22		140,564	146,790
Fannie Mae S.F. 30 yr
4.50% 6/1/38		149,031	152,476
5.00% 12/1/36		1,025,617	1,060,632
5.50% 12/1/35		822,329	856,057
6.00% 6/1/38		731,626	765,001
6.50% 8/1/38		432,471	456,094
Fannie Mae S.F. 30 yr TBA
4.00% 4/1/39		285,000	286,581
4.50% 4/1/39		530,000	541,594
• Freddie Mac ARM
5.859% 10/1/36		240,108	248,577
Freddie Mac S.F. 30 yr
6.00% 9/1/37		104,265	109,125
Total Agency Mortgage-Backed
Securities (cost $5,620,915)			5,830,438

Agency Obligations – 2.45%
Fannie Mae 2.75% 3/13/14		385,000	390,045
Freddie Mac 4.125% 12/21/12		630,000	677,027
Total Agency Obligations
(cost $1,065,227)			1,067,072

Commercial Mortgage-Backed Securities – 2.51%
#American Tower Trust 144A
Series 2007-1A AFX
5.42% 4/15/37		70,000	60,550
Series 2007-1A D
5.957% 4/15/37		25,000	20,000
Bank of America Commercial
Mortgage Series 2004-4 A4
4.502% 7/10/42		225,000	191,790
• Bear Stearns Commercial
Mortgage Securities
Series 2004-PWR4 A3
5.468% 6/11/41		90,000	74,616
Goldman Sachs Mortgage Securities II
•Series 2004-GG2 A5
5.279% 8/10/38		225,000	183,111
•Series 2004-GG2 A6
5.396% 8/10/38		55,000	45,115
Series 2005-GG4 A4A
4.751% 7/10/39		50,000	36,986
Greenwich Capital Commercial
Funding Series 2004-GG1 A4
4.755% 6/10/36		80,000	76,363

(continues)     41

Statements of net assets

Delaware Conservative Allocation Portfolio

		Principal		Value
		Amount°		(U.S. $)
Commercial Mortgage-Backed Securities (continued)
•	Morgan Stanley Capital I
	Series 2004-T15 A4
	5.27% 6/13/41	USD	455,000	$378,441
	Series 2007-T27 A4
	5.65% 6/11/42		35,000	26,386
	Total Commercial Mortgage-Backed
	Securities (cost $1,219,362)			1,093,358

	Convertible Bonds – 1.42%
	Banking, Finance & Insurance – 0.16%
	National City 4.00%
	exercise price $482.50,
	expiration date 2/1/11		75,000	68,719
				68,719
	Basic Materials – 0.15%
	Rayonier TRS Holdings 3.75%
	exercise price $54.81,
	expiration date 10/15/12		75,000	68,063
				68,063
Electronics & Electrical Equipment – 0.17%
	Flextronics International 1.00%
	exercise price $15.53,
	expiration date 8/1/10		80,000	73,800
				73,800
	Energy – 0.17%
	Transocean 1.50%
	exercise price $168.61,
	expiration date 12/15/37		85,000	73,313
				73,313
	Healthcare & Pharmaceuticals – 0.16%
Φ	Hologic 2.00%
	exercise price $38.59,
	expiration date 12/15/37		100,000	68,750
				68,750
	Telecommunications – 0.61%
#	Alaska Communications Systems
	Group 144A 5.75%
	exercise price $12.90,
	expiration date 3/1/13		97,000	68,264
	NII Holdings 3.125%
	exercise price $118.32,
	expiration date 6/15/12		115,000	80,499
#	Virgin Media 144A 6.50%
	exercise price $19.22,
	expiration date 11/15/16		215,000	116,637
				265,400
	Total Convertible Bonds
	(cost $599,215)			618,045

	Corporate Bonds – 27.85%
	Banking – 3.07%
	Bank of America
	5.125% 11/15/14		60,000	51,321
	6.00% 10/15/36		250,000	165,814
	Bank of New York Mellon
	5.125% 8/27/13		155,000	158,799
	BB&T 4.90% 6/30/17		145,000	126,035
	Citigroup 6.50% 8/19/13		80,000	73,581
#	GMAC 144A
	6.00% 12/15/11		10,000	6,812
	6.875% 9/15/11		25,000	17,775
	6.875% 8/28/12		45,000	30,241
	JPMorgan Chase 6.00% 1/15/18		80,000	80,944
	JPMorgan Chase Capital XXV
	6.80% 10/1/37		140,000	92,938
	Morgan Stanley
	5.30% 3/1/13		80,000	76,991
	6.25% 8/9/26		100,000	82,913
	PNC Funding 5.625% 2/1/17		185,000	170,599
•@	Popular North America 1.813% 4/6/09		1,000	1,000
	U.S. Bank North America 4.80% 4/15/15		2,000	1,934
	Wells Fargo 5.625% 12/11/17		130,000	118,811
•	Wells Fargo Capital XIII
	7.70% 12/29/49		170,000	81,030
				1,337,538
	Basic Industry – 1.21%
	ArcelorMittal 6.125% 6/1/18		135,000	97,822
	BHP Billiton Finance USA
	6.50% 4/1/19		40,000	40,600
	Domtar 7.125% 8/15/15		49,000	33,075
	Freeport–McMoRan Copper & Gold
	8.25% 4/1/15		49,000	46,972
	8.375% 4/1/17		25,000	23,408
	Huntsman International
	7.375% 1/1/15		150,000	62,250
	7.875% 11/15/14		5,000	2,075
	Lubrizol 8.875% 2/1/19		90,000	92,710
	Nalco 8.875% 11/15/13		40,000	38,600
	Reliance Steel & Aluminum
	6.85% 11/15/36		50,000	30,574
	Steel Dynamics 6.75% 4/1/15		50,000	34,125
	US Steel 7.00% 2/1/18		35,000	23,919
				526,130
	Brokerage – 0.66%
@	AMVESCAP 4.50% 12/15/09		2,000	1,912
	E Trade Financial 12.50% 11/30/17		60,000	27,600
	Goldman Sachs Group
	5.95% 1/18/18		75,000	68,201
	6.15% 4/1/18		140,000	128,092
	6.75% 10/1/37		15,000	10,170
	LaBranche 11.00% 5/15/12		25,000	22,656
	Lazard Group 6.85% 6/15/17		36,000	29,030
				287,661
	Capital Goods – 1.45%
	Allied Waste North America
	6.875% 6/1/17		50,000	45,569
	7.125% 5/15/16		40,000	37,351

	Principal		Value
	Amount°		(U.S. $)
Corporate Bonds (continued)
Capital Goods (continued)
Associated Materials 9.75% 4/15/12	USD	30,000	$23,850
Browning-Ferris Industries
7.40% 9/15/35		65,000	57,177
Building Materials 7.75% 8/1/14		65,000	45,013
BWAY 10.00% 10/15/10		45,000	45,675
Celestica 7.625% 7/1/13		25,000	22,000
Crown Americas Capital
7.625% 11/15/13		15,000	15,131
Graham Packaging Capital
9.875% 10/15/14		49,000	31,850
Graphic Packaging International
9.50% 8/15/13		45,000	32,400
Ingersoll-Rand Global Holding
9.50% 4/15/14		20,000	19,998
L-3 Communications
6.125% 7/15/13		40,000	38,600
RBS Global/Rexnord 11.75% 8/1/16		40,000	24,600
Tyco Electronics Group
6.55% 10/1/17		4,000	3,031
7.125% 10/1/37		55,000	35,297
Tyco International Finance
8.50% 1/15/19		80,000	82,711
Waste Management
7.375% 3/11/19		25,000	25,543
WMX Technologies
7.10% 8/1/26		50,000	45,186
			630,982
Consumer Cyclical – 2.23%
Centex 4.55% 11/1/10		30,000	27,450
CVS Caremark
4.875% 9/15/14		5,000	4,962
5.75% 6/1/17		20,000	19,535
6.25% 6/1/27		60,000	55,436
6.60% 3/15/19		85,000	85,827
Dollar General 10.625% 7/15/15		44,000	44,110
DR Horton
5.875% 7/1/13		50,000	41,250
7.875% 8/15/11		25,000	24,000
Ford Motor Credit 8.625% 11/1/10		70,000	55,774
Gaylord Entertainment
8.00% 11/15/13		32,000	21,280
Global Cash Access
8.75% 3/15/12		50,000	41,250
Goodyear Tire & Rubber
9.00% 7/1/15		25,000	19,375
Inergy Finance
6.875% 12/15/14		15,000	13,950
#144A 8.75% 3/1/15		10,000	9,700
# Invista 144A 9.25% 5/1/12		50,000	45,000
Levi Strauss 9.75% 1/15/15		15,000	12,975
Limited Brands 6.90% 7/15/17		15,000	10,311
Macy’s Retail Holdings 6.65% 7/15/24		55,000	29,650
MGM MIRAGE 6.75% 4/1/13		35,000	12,425
Mohawk Industries 6.625% 1/15/16		15,000	11,066
Ryland Group 6.875% 6/15/13		50,000	44,250
Sally Holdings 10.50% 11/15/16		25,000	22,000
Target 4.00% 6/15/13		65,000	65,275
Toll 8.25% 2/1/11		30,000	29,400
VF
5.95% 11/1/17		15,000	14,269
6.45% 11/1/37		25,000	21,651
Wal-Mart Stores
5.25% 9/1/35		40,000	36,071
6.20% 4/15/38		75,000	76,064
6.50% 8/15/37		5,000	5,216
Yum Brands 6.875% 11/15/37		90,000	74,825
			974,347
Consumer Non-Cyclical – 3.87%
Abbott Laboratories 5.125% 4/1/19		60,000	60,461
Alliance One International
11.00% 5/15/12		20,000	18,700
Amgen
6.375% 6/1/37		155,000	149,112
6.90% 6/1/38		15,000	15,449
#	Anheuser-Busch InBev Worldwide 144A
7.75% 1/15/19		30,000	29,964
8.20% 1/15/39		115,000	113,151
# Bausch & Lomb 144A 9.875% 11/1/15		35,000	27,913
Constellation Brands 8.125% 1/15/12		20,000	20,100
Cott Beverages USA 8.00% 12/15/11		20,000	11,400
Covidien International Finance
6.00% 10/15/17		205,000	208,260
Delhaize America 9.00% 4/15/31		120,000	127,857
Delhaize Group
5.875% 2/1/14		10,000	10,007
6.50% 6/15/17		32,000	30,981
Diageo Capital 5.75% 10/23/17		35,000	35,739
Elan Finance 7.75% 11/15/11		5,000	4,225
Jarden 7.50% 5/1/17		30,000	24,300
JohnsonDiversey Holdings
10.67% 5/15/13		20,000	15,100
Kroger
6.80% 12/15/18		15,000	15,686
7.50% 1/15/14		80,000	88,855
LVB Acquisition 10.00% 10/15/17		49,000	48,755
Medtronic 4.50% 3/15/14		130,000	133,448
Novartis Capital 4.125% 2/10/14		55,000	56,266
Novartis Securities Investment
5.125% 2/10/19		40,000	40,691
Pfizer
6.20% 3/15/19		70,000	74,740
7.20% 3/15/39		70,000	75,309
Pinnacle Foods Finance
9.25% 4/1/15		5,000	4,000
Schering-Plough
6.00% 9/15/17		64,000	66,089
6.55% 9/15/37		20,000	20,403

(continues)     43

Statements of net assets

Delaware Conservative Allocation Portfolio

		Principal		Value
		Amount°		(U.S. $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
	Smithfield Foods 7.75% 5/15/13	USD	15,000	$10,125
#	Tyson Foods 144A 10.50% 3/1/14		15,000	15,375
	Universal Hospital Services PIK
	8.50% 6/1/15		15,000	13,425
	Wyeth 5.50% 2/1/14		115,000	120,926
				1,686,812
Energy – 2.22%
	AmeriGas Partners 7.125% 5/20/16		25,000	23,625
	Chesapeake Energy
	6.375% 6/15/15		25,000	21,188
	6.625% 1/15/16		49,000	41,038
	ConocoPhillips 6.50% 2/1/39		65,000	63,610
	Denbury Resources 9.75% 3/1/16		15,000	14,550
	El Paso 7.25% 6/1/18		50,000	42,750
	Enterprise Products Operating
	6.30% 9/15/17		70,000	64,622
	6.50% 1/31/19		10,000	9,205
	6.875% 3/1/33		70,000	57,857
	Halliburton 7.45% 9/15/39		45,000	45,186
#	Hilcorp Energy Finance I 144A
	9.00% 6/1/16		40,000	29,800
	Key Energy Services 8.375% 12/1/14		20,000	12,700
	Marathon Oil 7.50% 2/15/19		55,000	55,508
	Mariner Energy 8.00% 5/15/17		35,000	23,275
	Massey Energy 6.875% 12/15/13		55,000	48,125
	Noble Energy 8.25% 3/1/19		50,000	51,301
	Petrobras International Finance
	7.875% 3/15/19		32,000	33,318
	PetroHawk Energy
	9.125% 7/15/13		15,000	14,475
	#144A 10.50% 8/1/14		10,000	10,000
	Plains All American Pipeline
	6.50% 5/1/18		55,000	47,616
	Plains Exploration & Production
	7.625% 6/1/18		20,000	16,300
	Regency Energy Partners
	8.375% 12/15/13		10,000	8,550
	TransCanada Pipelines
	5.85% 3/15/36		45,000	36,306
	6.20% 10/15/37		15,000	12,741
	7.125% 1/15/19		25,000	26,131
	7.25% 8/15/38		45,000	42,181
	Valero Energy 9.375% 3/15/19		45,000	46,532
	Weatherford International
	5.95% 6/15/12		20,000	19,151
	6.80% 6/15/37		20,000	14,222
	7.00% 3/15/38		25,000	18,221
	Whiting Petroleum 7.25% 5/1/13		20,000	15,800
	XTO Energy 6.75% 8/1/37		1,000	913
				966,797
Financials – 1.17%
	FTI Consulting 7.75% 10/1/16		40,000	40,100
	General Electric Capital
	5.625% 5/1/18		85,000	74,035
	5.875% 1/14/38		145,000	103,865
	6.875% 1/10/39		80,000	65,428
#	Host Hotels & Resorts 144A
	3.25% 4/15/24		90,000	82,125
	International Lease Finance
	5.35% 3/1/12		1,000	562
	5.875% 5/1/13		115,000	61,712
	6.625% 11/15/13		40,000	22,175
@#	Nuveen Investments 144A
	10.50% 11/15/15		45,000	12,825
	SLM 8.45% 6/15/18		90,000	48,673
				511,500
Insurance – 1.40%
•	Hartford Financial Services Group
	8.125% 6/15/38		125,000	40,084
•#	Liberty Mutual Group 144A
	10.75% 6/15/58		40,000	19,623
	MetLife
	6.817% 8/15/18		175,000	150,492
	7.717% 2/15/19		45,000	40,416
∏@	Montpelier Re Holdings
	6.125% 8/15/13		5,000	3,842
	UnitedHealth Group
	5.50% 11/15/12		65,000	64,954
	5.80% 3/15/36		195,000	151,438
	WellPoint
	5.00% 1/15/11		50,000	50,165
	5.85% 1/15/36		45,000	36,494
	5.95% 12/15/34		64,000	52,479
				609,987
Media – 2.20%
‡#	Charter Communications Capital
	Operating 144A
	8.00% 4/30/12		5,000	4,600
	8.375% 4/30/14		10,000	8,850
	10.875% 9/15/14		54,000	52,650
	Comcast
	•1.46% 7/14/09		5,000	4,974
	5.70% 5/15/18		90,000	84,562
	5.875% 2/15/18		70,000	66,668
	6.30% 11/15/17		5,000	4,873
	CSC Holdings 6.75% 4/15/12		25,000	24,188
#	CSC Holdings 144A 8.50% 4/15/14		63,000	62,370
	DIRECTV Holdings 8.375% 3/15/13		17,000	17,276
	Echostar DBS 7.125% 2/1/16		50,000	45,000
	Lamar Media 6.625% 8/15/15		30,000	22,050
	Mediacom Capital 9.50% 1/15/13		20,000	18,800
	Nielsen Finance 10.00% 8/1/14		75,000	64,875

		Principal		Value
		Amount°		(U.S. $)
Corporate Bonds (continued)
Media (continued)
	Time Warner Cable
	6.75% 7/1/18	USD	85,000	$79,923
	7.50% 4/1/14		40,000	40,826
	8.25% 4/1/19		35,000	36,028
	8.75% 2/14/19		90,000	95,723
	Time Warner Telecom Holdings
	9.25% 2/15/14		40,000	38,800
	Videotron
	6.875% 1/15/14		30,000	28,500
	#144A 9.125% 4/15/18		25,000	25,531
	Visant Holding 8.75% 12/1/13		20,000	18,300
#	Vivendi 144A 6.625% 4/4/18		125,000	114,786
				960,153
Services Non-Cyclical – 1.97%
	ARAMARK 8.50% 2/1/15		50,000	46,250
	Community Health Systems
	8.875% 7/15/15		59,000	56,050
	Corrections Corporation
	of America 7.50% 5/1/11		25,000	25,188
#	Erac USA Finance 144A
	6.375% 10/15/17		5,000	3,224
	HCA 9.25% 11/15/16		94,000	85,775
•	HealthSouth 8.323% 6/15/14		30,000	25,950
	Hertz
	8.875% 1/1/14		20,000	12,225
	10.50% 1/1/16		10,000	4,400
	Iron Mountain 8.00% 6/15/20		35,000	32,725
	McKesson
	5.70% 3/1/17		5,000	4,739
	7.50% 2/15/19		85,000	90,377
#	President and Fellows of Harvard
	College 144A 6.50% 1/15/39		135,000	151,326
	Princeton University 5.70% 3/1/39		65,000	64,033
	Psychiatric Solutions 7.75% 7/15/15		10,000	9,075
	Quest Diagnostic
	5.45% 11/1/15		105,000	99,352
	6.40% 7/1/17		5,000	4,779
	RSC Equipment Rental 9.50% 12/1/14		20,000	9,900
	Select Medical 7.625% 2/1/15		40,000	26,100
	Tenet Healthcare 7.375% 2/1/13		115,000	92,000
	US Oncology 9.00% 8/15/12		15,000	14,625
				858,093
Technology & Electronics – 0.77%
	Amkor Technology 7.75% 5/15/13		10,000	8,088
	Avago Technologies Finance
	10.125% 12/1/13		10,000	8,950
	Cisco Systems 5.90% 2/15/39		80,000	73,751
	International Business Machines
	6.50% 10/15/13		100,000	110,727
	Oracle 6.50% 4/15/38		90,000	90,056
	SunGard Data Systems
	9.125% 8/15/13		52,000	45,500
				337,072
Telecommunications – 4.05%
	American Tower 7.125% 10/15/12		20,000	20,200
	Anixter 10.00% 3/15/14		10,000	9,325
	AT&T 5.80% 2/15/19		120,000	117,688
	AT&T Wireless 8.125% 5/1/12		115,000	125,458
	Cincinnati Bell 7.00% 2/15/15		30,000	27,750
	Citizens Communications
	6.25% 1/15/13		15,000	13,669
	7.125% 3/15/19		40,000	31,600
	Cricket Communications
	9.375% 11/1/14		69,000	66,068
	Crown Castle International
	9.00% 1/15/15		40,000	40,300
	Deutsche Telekom
	International Finance
	5.25% 7/22/13		55,000	54,885
	6.75% 8/20/18		100,000	100,604
	Hughes Network Systems
	9.50% 4/15/14		30,000	27,000
	Inmarsat Finance 10.375% 11/15/12		30,000	30,900
	Intelsat Jackson Holdings
	11.25% 6/15/16		89,000	86,775
	Lucent Technologies 6.45% 3/15/29		25,000	9,625
	MetroPCS Wireless 9.25% 11/1/14		53,000	51,675
	Qwest 7.50% 10/1/14		10,000	9,150
	Rogers Communications
	6.80% 8/15/18		100,000	100,119
	7.50% 8/15/38		10,000	9,946
	8.00% 12/15/12		45,000	45,619
	Sprint Capital 8.375% 3/15/12		50,000	45,250
	Sprint Nextel 6.00% 12/1/16		40,000	28,800
	Telecom Italia Capital
	4.00% 1/15/10		5,000	4,925
	5.25% 10/1/15		110,000	92,869
#	Telesat Canada 144A
	11.00% 11/1/15		15,000	12,525
	12.50% 11/1/17		20,000	14,900
	Verizon Communications
	5.50% 2/15/18		115,000	109,706
	6.10% 4/15/18		70,000	69,467
	6.90% 4/15/38		5,000	4,851
	8.95% 3/1/39		70,000	80,674
#	Verizon Wireless Capital 144A
	5.55% 2/1/14		75,000	75,141
	8.50% 11/15/18		45,000	51,491
	Virgin Media Finance 8.75% 4/15/14		50,000	47,500
	Vodafone Group
	5.00% 12/16/13		50,000	50,722
	5.00% 9/15/15		15,000	14,628
	5.375% 1/30/15		35,000	34,849
	Windstream 8.125% 8/1/13		50,000	49,500
				1,766,154

(continues)     45

Statements of net assets

Delaware Conservative Allocation Portfolio

	Principal		Value
	Amount°		(U.S. $)
Corporate Bonds (continued)
Utilities – 1.58%
AES 8.00% 10/15/17	USD	50,000	$43,125
Columbus Southern Power
6.05% 5/1/18		15,000	13,900
Commonwealth Edison
5.80% 3/15/18		57,000	54,096
5.90% 3/15/36		10,000	8,214
6.15% 9/15/17		27,000	25,700
Duke Energy Indiana 6.45% 4/1/39		60,000	61,658
Edison Mission Energy 7.00% 5/15/17		35,000	25,725
# Electricite de France 144A
6.95% 1/26/39		25,000	24,856
Florida Power & Light 5.96% 4/1/39		45,000	45,728
Illinois Power 6.125% 11/15/17		40,000	36,407
Indiana Michigan Power
7.00% 3/15/19		25,000	24,456
Jersey Central Power & Light
7.35% 2/1/19		30,000	30,709
Mirant North America
7.375% 12/31/13		5,000	4,550
NRG Energy 7.375% 2/1/16		50,000	46,625
Pacificorp 5.25% 6/15/35		40,000	35,363
PECO Energy 5.35% 3/1/18		25,000	24,290
PPL Electric Utilities 7.125% 11/30/13		45,000	49,410
Reliant Energy 7.625% 6/15/14		55,000	44,825
Texas Competitive Electric
Holdings 10.25% 11/1/15		92,000	46,460
Union Electric 6.70% 2/1/19		45,000	42,939
			689,036
Total Corporate Bonds
(cost $12,197,705)			12,142,262

Foreign Agencies – 0.73%Δ
France – 0.04%
France Telecom 7.75% 3/1/11		17,000	18,215
			18,215
Germany – 0.69%
KFW 6.50% 11/15/11	NZD	500,000	298,785
			298,785
Total Foreign Agencies
(cost $362,024)			317,000

Non-Agency Asset-Backed Securities – 2.32%
Capital Auto Receivables Asset
Trust Series 2007-3 A3A
5.02% 9/15/11	USD	82,140	82,267
• Capital One Multi-Asset Execution
Trust Series 2006-A5 A5
0.616% 1/15/16		100,000	82,289
Caterpillar Financial Asset Trust
Series 2008-A A3
4.94% 4/25/14		90,000	86,745
Chase Issuance Trust
Series 2005-A7 A7
4.55% 3/15/13		35,000	35,198
Series 2005-A10 A10
4.65% 12/17/12		35,000	35,108
CNH Equipment Trust
•Series 2007-B A3B
1.156% 10/17/11		75,000	74,637
Series 2008-A A4A
4.93% 8/15/14		90,000	89,192
Daimler Chrysler Auto Trust
Series 2008-B A3A 4.71% 9/10/12		45,000	42,220
•# Golden Credit Card Trust 144A
Series 2008-3 A 1.556% 7/15/17		100,000	92,380
Harley-Davidson Motorcycle Trust
Series 2007-2 A3 5.10% 5/15/12		157,439	156,122
Honda Auto Receivables Owner
Trust Series 2007-1 A3
5.10% 3/18/11		71,487	72,297
John Deere Owner Trust
Series 2008-A A3
4.18% 6/15/12		90,000	87,884
• MBNA Credit Card Master Note
Trust Series 2006-A3 A3
0.576% 8/15/12		30,000	29,164
Nissan Auto Receivables Owner
Trust Series 2009-A A3
3.20% 2/15/13		45,000	44,915
Total Non-Agency Asset-Backed
Securities (cost $1,098,844)			1,010,418

Non-Agency Collateralized Mortgage Obligations – 0.79%
@ Bank of America Alternative
Loan Trust Series 2005-9 5A1
5.50% 10/25/20		143,621	113,820
Citicorp Mortgage Securities
Series 2006-4 3A1 5.50% 8/25/21		46,554	41,083
• Citigroup Mortgage Loan Trust
Series 2007-AR8 1A3A
6.031% 8/25/37		179,738	87,583
@ Lehman Mortgage Trust
Series 2005-2 2A3 5.50% 12/25/35		129,748	101,699
Total Non-Agency Collateralized
Mortgage Obligations
(cost $258,475)			344,185

Sovereign Debt – 1.84%Δ
Germany – 0.94%
Bundesobligation 3.50% 4/12/13	EUR	293,600	412,108
			412,108
Mexico – 0.69%
Mexican Bonos
10.00% 11/20/36	MXN	2,930,000	242,847
United Mexican States
5.95% 3/19/19	USD	60,000	58,800
			301,647

	Principal		Value
	Amount°		(U.S. $)
Sovereign Debt (continued)
United Kingdom – 0.21%
U.K. Treasury 5.00% 3/7/18	GBP	54,000	$89,796
			89,796
Total Sovereign Debt
(cost $830,153)			803,551

Supranational Banks – 1.53%
European Investment Bank
1.40% 6/20/17	JPY	25,900,000	255,951
6.00% 8/14/13	AUD	433,000	315,127
11.25% 2/14/13	BRL	220,000	95,386
Total Supranational Banks
(cost $738,942)			666,464

U.S. Treasury Obligations – 1.35%
U.S. Treasury Bonds
4.50% 5/15/38	USD	65,000	75,908
U.S. Treasury Notes
1.875% 2/28/14		330,000	333,714
¥2.75% 2/15/19		178,000	179,029
Total U.S. Treasury Obligations
(cost $577,633)			588,651

	Number of
	Shares
Preferred Stock – 0.10%
Braskem Class A 11.18%		990	2,072
• JPMorgan Chase 7.90%		45,000	28,979
Transneft 2.70%		40	11,401
Total Preferred Stock
(cost $62,450)			42,452

	Principal
	Amount°
≠Discounted Commercial Paper – 2.06%
Yale University 0.65% 6/10/09	USD	900,000	898,358
Total Discounted Commercial Paper
(cost $898,863)			898,358

Repurchase Agreement* – 10.01%
BNP Paribas 0.08%, dated
3/31/09, to be repurchased
on 4/1/09, repurchase
price $4,364,010
(collateralized by U.S.
Government obligations,
6/11/09-2/11/10;
market value $4,453,585)		4,364,000	4,364,000
Total Repurchase Agreement
(cost $4,364,000)			4,364,000

Total Value of Securities – 101.46%
(cost $48,689,903)			44,230,628
Liabilities Net of Receivables
and Other Assets – (1.46%)			(635,263)
Net Assets Applicable to 5,822,784
Shares Outstanding – 100.00%			$43,595,365

Net Asset Value – Delaware Conservative Allocation
Portfolio Class A ($32,333,214 / 4,320,038 Shares)			$7.48
Net Asset Value – Delaware Conservative Allocation
Portfolio Class B ($589,745 / 78,370 Shares)			$7.53
Net Asset Value – Delaware Conservative Allocation
Portfolio Class C ($2,683,018 / 358,273 Shares)			$7.49
Net Asset Value – Delaware Conservative Allocation
Portfolio Class R ($707,148 / 94,528 Shares)			$7.48
Net Asset Value – Delaware Conservative Allocation
Portfolio Institutional Class ($7,282,240 / 971,575 Shares)			$7.50

Components of Net Assets at March 31, 2009:
Shares of beneficial interest
(unlimited authorization – no par)			$50,086,496
Undistributed net investment income			182,625
Accumulated net realized loss on investments			(2,193,463)
Net unrealized depreciation of investments and
foreign currencies			(4,480,293)
Total net assets			$43,595,365

°Principal amount is stated in the currency in which each security is denominated.

AUD — Australian Dollar
BRL — Brazilian Real
EUR — European Monetary Unit
GBP — British Pound Sterling
JPY — Japanese Yen
KRW — South Korean Won
MXN — Mexican Peso
NOK — Norwegian Kroner
NZD — New Zealand Dollar
USD — United States Dollar

(continues)     47

Statements of net assets

Delaware Conservative Allocation Portfolio

¥	Fully or partially pledged as collateral for financial futures contracts.
•	Variable rate security. The rate shown is the rate as of March 31, 2009.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2009, the aggregate amount of Rule 144A securities was $1,441,151, which represented 3.31% of the Portfolio’s net assets. See Note 12 in “Notes to financial statements.”
@	Illiquid security. At March 31, 2009, the aggregate amount of illiquid securities was $280,279, which represented 0.64% of the Portfolio’s net assets. See Note 12 in “Notes to financial statements.”
≠	The rate shown is the effective yield at time of purchase.
Φ	Step coupon bond. Coupon decreases periodically based on a predetermined schedule. Stated rate in effect at March 31, 2009.
†	Non income producing security.
‡	Non income producing security. Security is currently in default.
Δ	Securities have been classified by country of origin.
*	See Note 1 in “Notes to financial statements.”
∏	Restricted Security. This investment is in a security not registered under the Securities Act of 1933, as amended, and has certain restrictions on resale which may limit its liquidity. At March 31, 2009, the amount of the restricted security was $3,842 or 0.01% of the Portfolio’s net assets. See Note 12 in “Notes to financial statements.”
±	Security is being valued based on international fair value pricing. At March 31, 2009 the aggregate amount of international fair value priced securities was $3,168,626, which represented 7.27% of the Portfolio’s net assets. See Note 1 in “Notes to financial statements.”
§	Developing Market — countries that are thought to be most developed and therefore less risky.
X	Emerging Market — developing countries with relatively low per capita income, often with above-average economic growth potential.

Summary of Abbreviations:
ADR — American Depositary Receipts
ARM — Adjustable Rate Mortgage
CDS — Credit Default Swap
GDR — Global Depositary Receipts
NVDR — Non Voting Depositary Receipts
PIK — Pay-in-Kind
REMIC — Real Estate Mortage Investment Conduit
S.F. — Single Family
TBA — To be announced
yr — year

Net Asset Value and Offering Price Per Share –
Delaware Conservative Allocation Portfolio
Net asset value Class A (A)	$7.48
Sales charge (5.75% of offering price) (B)	0.46
Offering price	$7.94

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.

(B)	See the current prospectus for purchases of $50,000 or more.

The following foreign currency exchange contracts, financial futures contracts and swap contracts were outstanding at March 31, 2009:

Foreign Currency Exchange Contracts[1]
					Unrealized
Contracts to				Settlement	Appreciation
Receive (Deliver)		In Exchange For		Date	(Depreciation)
AUD	(358,318)	USD	249,515	4/30/09	$ 556
BRL	(218,045)	USD	95,634	5/29/09	1,598
EUR	(94,078)	USD	127,139	4/30/09	2,231
EUR	3,284	USD	(4,445)	5/29/09	(84)
GBP	(267,072)	USD	386,467	5/29/09	3,255
JPY	(18,945,996)	USD	192,775	5/29/09	785
KRW	45,638,820	USD	(33,000)	4/2/09	218
MXN	(3,526,211)	USD	244,093	5/29/09	(3,282)
NOK	1,056,493	USD	(164,290)	4/30/09	(8,046)
NZD	(653,351)	USD	368,490	5/29/09	(2,848)
					$(5,617)

Financial Futures Contracts[2]
	Notional	Notional	Expiration	Unrealized
Contracts to Sell	Cost	Value	Date	Depreciation
(3) U.S. Treasury
10 yr Notes	$(364,210)	$(372,234)	6/19/09	$(8,024)
				$(8,024)

Swap Contracts[3]
Credit Default Swap Contracts
		Annual		Unrealized
Swap Counterparty &	Notional	Protection	Termination	Appreciation
Referenced Obligation	Value	Payments	Date	(Depreciation)
Protection Purchased:
Citigroup Global Markets
Hartford
Financial 5yr CDS	$ 60,000	6.65%	3/20/14	$ 8,518
Macy’s 5 yr CDS	65,000	7.00%	3/20/14	(1,019)
Total	$125,000			$ 7,499

The use of foreign currency exchange contracts, financial futures contracts and swap contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Portfolio’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Portfolio’s net assets.

1 See Note 8 in “Notes to financial statements.”
2 See Note 9 in “Notes to financial statements.”
3 See Note 10 in “Notes to financial statements.”

See accompanying notes

Statements of operations

Delaware Foundation® Funds

Six Months Ended March 31, 2009 (Unaudited)

	Delaware	Delaware	Delaware
	Aggressive	Moderate	Conservative
	Allocation	Allocation	Allocation
	Portfolio	Portfolio	Portfolio
Investment Income:
Interest	$315,488	$749,616	$761,922
Dividends	357,546	404,472	179,081
Foreign tax withheld	(9,486)	(10,050)	(4,449)
	663,548	1,144,038	936,554

Expenses:
Management fees	129,616	199,133	139,533
Distribution expenses – Class A	33,674	46,165	47,723
Distribution expenses – Class B	16,899	13,821	2,746
Distribution expenses – Class C	19,672	25,496	15,213
Distribution expenses – Class R	4,071	3,192	2,295
Dividend disbursing and transfer agent fees and expenses	68,948	77,393	48,345
Registration fees	27,809	35,700	35,205
Custodian fees	22,831	26,038	11,206
Audit and tax	14,414	14,620	14,414
Pricing fees	11,409	11,688	11,492
Accounting and administration expenses	7,976	12,254	8,587
Reports and statements to shareholders	7,250	10,983	9,682
Legal fees	6,087	25,461	3,191
Trustees’ fees	1,638	2,483	1,741
Insurance fees	616	828	639
Consulting fees	276	356	286
Taxes (other than taxes on income)	253	267	191
Dues and services	134	143	119
Trustees’ expenses	107	168	102
	373,680	506,189	352,710
Less fees waived	(119,116)	(123,494)	(91,018)
Less waived distribution expenses – Class A	(5,612)	(7,694)	(7,954)
Less waived distribution expenses – Class R	(679)	(532)	(383)
Less expense paid indirectly	(172)	(5)	(108)
Total operating expenses	248,101	374,464	253,247
Net Investment Income	415,447	769,574	683,307

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies:
Net realized gain (loss) on:
Investments	(3,126,510)	(2,623,108)	(1,041,131)
Foreign currencies	(19,490)	(14,580)	2,519
Futures contracts	(41,062)	(38,047)	(107,936)
Swap contracts	(10,013)	(27,649)	(26,296)
Net realized loss	(3,197,075)	(2,703,384)	(1,172,844)
Net change in unrealized appreciation/depreciation of investments and foreign currencies	(6,607,873)	(7,145,411)	(3,142,397)
Net Realized and Unrealized Loss on Investments And Foreign Currencies	(9,804,948)	(9,848,795)	(4,315,241)

Net Decrease in Net Assets Resulting from Operations	$(9,389,501)	$(9,079,221)	$(3,631,934)

See accompanying notes

Statements of changes in net assets

Delaware Foundation® Funds

	Delaware Aggressive		Delaware Moderate		Delaware Conservative
	Allocation Portfolio		Allocation Portfolio		Allocation Portfolio
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	3/31/09	9/30/08	3/31/09	9/30/08	3/31/09	9/30/08
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
from Operations:
Net investment income	$415,447	$396,724	$769,574	$798,552	$683,307	$1,065,240
Net realized gain (loss) on investments and
foreign currencies	(3,197,075)	3,097,345	(2,703,384)	1,758,238	(1,172,844)	(525,706)
Net change in unrealized appreciation/depreciation
of investments and foreign currencies	(6,607,873)	(15,194,387)	(7,145,411)	(11,647,627)	(3,142,397)	(5,599,625)
Net decrease in net assets resulting from operations	(9,389,501)	(11,700,318)	(9,079,221)	(9,090,837)	(3,631,934)	(5,060,091)

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	—	(872,727)	(473,926)	(1,012,592)	(843,639)	(1,305,378)
Class B	—	(122,913)	(17,727)	(86,136)	(9,654)	(22,864)
Class C	—	(106,057)	(33,392)	(123,895)	(60,189)	(82,914)
Class R	—	(49,238)	(13,011)	(27,732)	(19,017)	(24,802)
Institutional Class	—	(5,460)	(393,988)	(2,687)	(200,536)	(3,086)

Net realized gain on investments:
Class A	(807,365)	(1,068,846)	(272,508)	(727,913)	—	(398,865)
Class B	(119,033)	(217,256)	(24,463)	(87,434)	—	(9,018)
Class C	(138,976)	(187,462)	(46,081)	(125,763)	—	(32,703)
Class R	(47,801)	(67,367)	(9,255)	(22,142)	—	(8,185)
Institutional Class	(311,326)	(6,073)	(188,786)	(1,762)	—	(878)
	(1,424,501)	(2,703,399)	(1,473,137)	(2,218,056)	(1,133,035)	(1,888,693)
Capital Share Transactions:
Proceeds from shares sold:
Class A	3,703,763	7,195,153	4,965,006	10,066,890	3,647,419	7,125,018
Class B	125,242	593,840	362,806	774,077	244,324	424,471
Class C	1,075,819	1,917,590	873,105	3,242,771	862,966	3,567,837
Class R	310,649	695,702	119,054	484,556	71,131	328,890
Institutional Class	13,147,271	417,652	29,528,159	1,475,947	8,885,315	118,632

Net asset value of shares issued upon
reinvestment of dividends and distributions:
Class A	796,479	1,900,131	734,276	1,705,988	831,823	1,685,763
Class B	114,911	330,233	40,060	166,444	5,939	24,349
Class C	133,495	282,977	77,656	238,880	53,926	103,034
Class R	47,801	116,605	22,266	49,873	19,017	32,986
Institutional Class	311,326	11,532	582,773	4,448	200,536	3,963
	19,766,756	13,461,415	37,305,161	18,209,874	14,822,396	13,414,943
Cost of shares repurchased:
Class A	(3,796,882)	(10,211,731)	(4,740,105)	(7,304,868)	(4,225,235)	(6,966,814)
Class B	(862,784)	(2,321,153)	(875,267)	(1,768,182)	(274,859)	(472,746)
Class C	(1,103,299)	(1,769,840)	(1,285,327)	(2,130,780)	(1,280,871)	(2,014,785)
Class R	(210,376)	(798,223)	(114,373)	(218,813)	(162,104)	(150,137)
Institutional Class	(2,421,461)	(194,340)	(3,161,286)	(80,223)	(1,239,148)	(3,124)
	(8,394,802)	(15,295,287)	(10,176,358)	(11,502,866)	(7,182,217)	(9,607,606)
Increase (decrease) in net assets derived from
capital share transactions	11,371,954	(1,833,872)	27,128,803	6,707,008	7,640,179	3,807,337
Net Increase (Decrease) in Net Assets	557,952	(16,237,589)	16,576,445	(4,601,885)	2,875,210	(3,141,447)

Net Assets:
Beginning of period	38,548,716	54,786,305	47,332,192	51,934,077	40,720,155	43,861,602
End of period	$39,106,668	$38,548,716	$63,908,637	$47,332,192	$43,595,365	$40,720,155

Undistributed (distribution in excess of)
net investment income	$372,356	$(2,354)	$174,526	$391,653	$182,625	$660,144

See accompanying notes

Financial highlights

Delaware Aggressive Allocation Portfolio Class A

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	3/31/09[1]	9/30/08	9/30/07	9/30/06	9/30/05	9/30/04
	(Unaudited)
Net asset value, beginning of period	$8.340	$11.350	$10.610	$10.080	$8.740	$7.750

Income (loss) from investment operations:
Net investment income[2]	0.073	0.103	0.107	0.108	0.043	0.032
Net realized and unrealized gain (loss) on investments
and foreign currencies	(1.657)	(2.519)	1.372	0.580	1.346	0.991
Total from investment operations	(1.584)	(2.416)	1.479	0.688	1.389	1.023

Less dividends and distributions from:
Net investment income	—	(0.267)	(0.163)	(0.101)	(0.049)	(0.033)
Net realized gain on investments	(0.246)	(0.327)	(0.576)	(0.057)	—	—
Total dividends and distributions	(0.246)	(0.594)	(0.739)	(0.158)	(0.049)	(0.033)

Net asset value, end of period	$6.510	$8.340	$11.350	$10.610	$10.080	$8.740

Total return[3]	(19.02% )	(22.51% )	14.52%	6.89%	15.93%	13.21%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$22,033	$27,329	$38,495	$36,699	$28,326	$24,491
Ratio of expenses to average net assets	1.15%	0.81%	0.81%	0.80%	0.83%	0.80%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	1.80%	1.12%	1.05%	1.13%	1.11%	1.67%
Ratio of net investment income to average net assets	2.17%	1.04%	0.98%	1.06%	0.45%	0.38%
Ratio of net investment income (loss) to average net assets
prior to fees waived and expense paid indirectly	1.52%	0.73%	0.74%	0.73%	0.17%	(0.49% )
Portfolio turnover	94%	108%	8%	9%	15%	12%

[1]Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2]The average shares outstanding method has been applied for per share information.

[3]Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes

(continues)     51

Financial highlights

Delaware Aggressive Allocation Portfolio Class B

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	3/31/09[1]	9/30/08	9/30/07	9/30/06	9/30/05		9/30/04
	(Unaudited)
Net asset value, beginning of period	$8.230	$11.200	$10.480	$9.960	$8.660		$7.710

Income (loss) from investment operations:
Net investment income (loss)[2]	0.048	0.029	0.026	0.032	(0.027)		(0.032)
Net realized and unrealized gain (loss) on investments
and foreign currencies	(1.642)	(2.487)	1.355	0.573	1.327		0.982
Total from investment operations	(1.594)	(2.458)	1.381	0.605	1.300		0.950

Less dividends and distributions from:
Net investment income	—	(0.185)	(0.085)	(0.028)	—		—
Net realized gain on investments	(0.246)	(0.327)	(0.576)	(0.057)	—		—
Total dividends and distributions	(0.246)	(0.512)	(0.661)	(0.085)	—		—

Net asset value, end of period	$6.390	$8.230	$11.200	$10.480	$9.960		$8.660

Total return[3]	(19.31% )	(23.14% )	13.66%	6.10%	15.01%		12.32%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$2,956	$4,573	$7,908	$7,864	$6,667		$4,052
Ratio of expenses to average net assets	1.90%	1.56%	1.56%	1.55%	1.58%		1.55%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	2.50%	1.82%	1.75%	1.83%	1.81%		2.37%
Ratio of net investment income (loss) to average net assets	1.42%	0.29%	0.23%	0.31%	(0.30%	)	(0.37%	)
Ratio of net investment income (loss) to average net assets
prior to fees waived and expense paid indirectly	0.82%	0.03%	0.04%	0.03%	(0.53%	)	(1.19%	)
Portfolio turnover	94%	108%	8%	9%	15%		12%

[1]Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2]The average shares outstanding method has been applied for per share information.

[3]Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Delaware Aggressive Allocation Portfolio Class C

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	3/31/09[1]	9/30/08	9/30/07	9/30/06	9/30/05		9/30/04
	(Unaudited)
Net asset value, beginning of period	$8.240	$11.210	$10.490	$9.970	$8.660		$7.710

Income (loss) from investment operations:
Net investment income (loss)[2]	0.048	0.029	0.026	0.032	(0.027)		(0.032)
Net realized and unrealized gain (loss) on investments
and foreign currencies	(1.642)	(2.487)	1.355	0.573	1.337		0.982
Total from investment operations	(1.594)	(2.458)	1.381	0.605	1.310		0.950

Less dividends and distributions from:
Net investment income	—	(0.185)	(0.085)	(0.028)	—		—
Net realized gain on investments	(0.246)	(0.327)	(0.576)	(0.057)	—		—
Total dividends and distributions	(0.246)	(0.512)	(0.661)	(0.085)	—		—

Net asset value, end of period	$6.400	$8.240	$11.210	$10.490	$9.970		$8.660

Total return[3]	(19.28% )	(23.11% )	13.65%	6.10%	15.12%		12.32%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$3,756	$4,728	$6,027	$5,780	$4,147		$3,169
Ratio of expenses to average net assets	1.90%	1.56%	1.56%	1.55%	1.58%		1.55%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	2.50%	1.82%	1.75%	1.83%	1.81%		2.37%
Ratio of net investment income (loss) to average net assets	1.42%	0.29%	0.23%	0.31%	(0.30%	)	(0.37%	)
Ratio of net investment income (loss) to average net assets
prior to fees waived and expense paid indirectly	0.82%	0.03%	0.04%	0.03%	(0.53%	)	(1.19%	)
Portfolio turnover	94%	108%	8%	9%	15%		12%

[1]Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2]The average shares outstanding method has been applied for per share information.

[3]Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

(continues)     53

Financial highlights

Delaware Aggressive Allocation Portfolio Class R

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	3/31/09[1]	9/30/08	9/30/07	9/30/06	9/30/05	9/30/04
	(Unaudited)
Net asset value, beginning of period	$8.310	$11.310	$10.580	$10.050	$8.710	$7.750

Income (loss) from investment operations:
Net investment income[2]	0.065	0.078	0.080	0.083	0.012	0.002
Net realized and unrealized gain (loss) on investments
and foreign currencies	(1.649)	(2.512)	1.362	0.576	1.346	0.990
Total from investment operations	(1.584)	(2.434)	1.442	0.659	1.358	0.992

Less dividends and distributions from:
Net investment income	—	(0.239)	(0.136)	(0.072)	(0.018)	(0.032)
Net realized gain on investments	(0.246)	(0.327)	(0.576)	(0.057)	—	—
Total dividends and distributions	(0.246)	(0.566)	(0.712)	(0.129)	(0.018)	(0.032)

Net asset value, end of period	$6.480	$8.310	$11.310	$10.580	$10.050	$8.710

Total return[3]	(19.09% )	(22.70% )	14.18%	6.61%	15.60%	12.81%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,419	$1,638	$2,241	$1,220	$1,693	$933
Ratio of expenses to average net assets	1.40%	1.06%	1.06%	1.05%	1.16%	1.15%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	2.10%	1.42%	1.35%	1.43%	1.41%	1.97%
Ratio of net investment income to average net assets	1.92%	0.79%	0.73%	0.81%	0.12%	0.03%
Ratio of net investment income (loss) to average net assets
prior to fees waived and expense paid indirectly	1.22%	0.43%	0.44%	0.43%	(0.13% )	(0.79% )
Portfolio turnover	94%	108%	8%	9%	15%	12%

[1]Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2]The average shares outstanding method has been applied for per share information.

[3]Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers by the manager and distributor, as applicable. Performance would have been lower had the waivers not been in effect.

See accompanying notes

Delaware Aggressive Allocation Portfolio Institutional Class

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	3/31/09[1]	9/30/08	9/30/07	9/30/06	9/30/05	9/30/04
	(Unaudited)
Net asset value, beginning of period	$8.360	$11.380	$10.630	$10.100	$8.760	$7.760

Income (loss) from investment operations:
Net investment income[2]	0.081	0.128	0.134	0.134	0.067	0.053
Net realized and unrealized gain (loss) on investments
and foreign currencies	(1.655)	(2.527)	1.381	0.578	1.344	0.999
Total from investment operations	(1.574)	(2.399)	1.515	0.712	1.411	1.052

Less dividends and distributions from:
Net investment income	—	(0.294)	(0.189)	(0.125)	(0.071)	(0.052)
Net realized gain on investments	(0.246)	(0.327)	(0.576)	(0.057)	—	—
Total dividends and distributions	(0.246)	(0.621)	(0.765)	(0.182)	(0.071)	(0.052)

Net asset value, end of period	$6.540	$8.360	$11.380	$10.630	$10.100	$8.760

Total return[3]	(18.85% )	(22.34% )	14.87%	7.12%	16.16%	13.58%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$8,943	$281	$115	$99	$550	$635
Ratio of expenses to average net assets	0.90%	0.56%	0.56%	0.55%	0.58%	0.55%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	1.50%	0.82%	0.75%	0.83%	0.81%	1.37%
Ratio of net investment income to average net assets	2.42%	1.29%	1.23%	1.31%	0.70%	0.63%
Ratio of net investment income (loss) to average net assets
prior to fees waived and expense paid indirectly	1.82%	1.03%	1.04%	1.03%	0.47%	(0.19% )
Portfolio turnover	94%	108%	8%	9%	15%	12%

[1]Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2]The average shares outstanding method has been applied for per share information.

[3]Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

(continues)     55

Financial highlights

Delaware Moderate Allocation Portfolio Class A

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	3/31/09[1]	9/30/08	9/30/07	9/30/06	9/30/05	9/30/04
	(Unaudited)
Net asset value, beginning of period	$8.950	$11.170	$10.270	$9.780	$8.830	$8.100

Income (loss) from investment operations:
Net investment income[2]	0.097	0.171	0.181	0.164	0.110	0.094
Net realized and unrealized gain (loss) on investments
and foreign currencies	(1.278)	(1.908)	0.952	0.443	0.963	0.733
Total from investment operations	(1.181)	(1.737)	1.133	0.607	1.073	0.827

Less dividends and distributions from:
Net investment income	(0.120)	(0.281)	(0.204)	(0.117)	(0.123)	(0.097)
Net realized gain on investments	(0.069)	(0.202)	(0.029)	—	—	—
Total dividends and distributions	(0.189)	(0.483)	(0.233)	(0.117)	(0.123)	(0.097)

Net asset value, end of period	$7.580	$8.950	$11.170	$10.270	$9.780	$8.830

Total return[3]	(13.27% )	(16.23% )	11.18%	6.25%	12.22%	10.24%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$31,052	$35,453	$39,526	$34,361	$28,660	$26,321
Ratio of expenses to average net assets	1.21%	0.80%	0.81%	0.80%	0.83%	0.80%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	1.66%	1.05%	1.02%	1.14%	1.09%	1.62%
Ratio of net investment income to average net assets	2.52%	1.69%	1.67%	1.65%	1.17%	1.08%
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly	2.07%	1.44%	1.46%	1.31%	0.91%	0.26%
Portfolio turnover	131%	123%	8%	6%	7%	13%

[1]Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2]The average shares outstanding method has been applied for per share information.

[3]Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers by the manager and distributor, as applicable. Performance would have been lower had the waivers not been in effect.

See accompanying notes

Delaware Moderate Allocation Portfolio Class B

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	3/31/09[1]	9/30/08	9/30/07	9/30/06	9/30/05	9/30/04
	(Unaudited)
Net asset value, beginning of period	$8.910	$11.120	$10.230	$9.740	$8.800	$8.080

Income (loss) from investment operations:
Net investment income[2]	0.068	0.094	0.100	0.089	0.040	0.029
Net realized and unrealized gain (loss) on investments
and foreign currencies	(1.279)	(1.903)	0.947	0.447	0.956	0.729
Total from investment operations	(1.211)	(1.809)	1.047	0.536	0.996	0.758

Less dividends and distributions from:
Net investment income	(0.050)	(0.199)	(0.128)	(0.046)	(0.056)	(0.038)
Net realized gain on investments	(0.069)	(0.202)	(0.029)	—	—	—
Total dividends and distributions	(0.119)	(0.401)	(0.157)	(0.046)	(0.056)	(0.038)

Net asset value, end of period	$7.580	$8.910	$11.120	$10.230	$9.740	$8.800

Total return[3]	(13.54% )	(16.94% )	10.32%	5.52%	11.34%	9.39%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$2,336	$3,317	$5,072	$4,582	$3,141	$2,448
Ratio of expenses to average net assets	1.96%	1.55%	1.56%	1.55%	1.58%	1.55%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	2.36%	1.75%	1.72%	1.84%	1.79%	2.32%
Ratio of net investment income to average net assets	1.77%	0.94%	0.92%	0.90%	0.42%	0.33%
Ratio of net investment income (loss) to average net assets
prior to fees waived and expense paid indirectly	1.37%	0.74%	0.76%	0.61%	0.21%	(0.44% )
Portfolio turnover	131%	123%	8%	6%	7%	13%

[1]Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2]The average shares outstanding method has been applied for per share information.

[3]Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

(continues)     57

Financial highlights

Delaware Moderate Allocation Portfolio Class C

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	3/31/09[1]	9/30/08	9/30/07	9/30/06	9/30/05	9/30/04
	(Unaudited)
Net asset value, beginning of period	$8.930	$11.140	$10.250	$9.770	$8.820	$8.090

Income (loss) from investment operations:
Net investment income[2]	0.068	0.095	0.100	0.089	0.040	0.029
Net realized and unrealized gain (loss) on investments
and foreign currencies	(1.279)	(1.904)	0.947	0.437	0.966	0.739
Total from investment operations	(1.211)	(1.809)	1.047	0.526	1.006	0.768

Less dividends and distributions from:
Net investment income	(0.050)	(0.199)	(0.128)	(0.046)	(0.056)	(0.038)
Net realized gain on investments	(0.069)	(0.202)	(0.029)	—	—	—
Total dividends and distributions	(0.119)	(0.401)	(0.157)	(0.046)	(0.056)	(0.038)

Net asset value, end of period	$7.600	$8.930	$11.140	$10.250	$9.770	$8.820

Total return[3]	(13.51% )	(16.91% )	10.30%	5.40%	11.43%	9.50%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$4,759	$5,998	$6,081	$4,130	$2,694	$1,962
Ratio of expenses to average net assets	1.96%	1.55%	1.56%	1.55%	1.58%	1.55%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	2.36%	1.75%	1.72%	1.84%	1.79%	2.32%
Ratio of net investment income to average net assets	1.77%	0.94%	0.92%	0.90%	0.42%	0.33%
Ratio of net investment income (loss) to average net assets
prior to fees waived and expense paid indirectly	1.37%	0.74%	0.76%	0.61%	0.21%	(0.44% )
Portfolio turnover	131%	123%	8%	6%	7%	13%

[1]Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2]The average shares outstanding method has been applied for per share information.

[3]Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Delaware Moderate Allocation Portfolio Class R

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	3/31/09[1]	9/30/08	9/30/07	9/30/06	9/30/05	9/30/04
	(Unaudited)
Net asset value, beginning of period	$8.920	$11.140	$10.240	$9.750	$8.800	$8.100

Income (loss) from investment operations:
Net investment income[2]	0.088	0.146	0.154	0.139	0.079	0.064
Net realized and unrealized gain (loss) on investments
and foreign currencies	(1.282)	(1.911)	0.953	0.439	0.963	0.733
Total from investment operations	(1.194)	(1.765)	1.107	0.578	1.042	0.797

Less dividends and distributions from:
Net investment income	(0.097)	(0.253)	(0.178)	(0.088)	(0.092)	(0.097)
Net realized gain on investments	(0.069)	(0.202)	(0.029)	—	—	—
Total dividends and distributions	(0.166)	(0.455)	(0.207)	(0.088)	(0.092)	(0.097)

Net asset value, end of period	$7.560	$8.920	$11.140	$10.240	$9.750	$8.800

Total return[3]	(13.33% )	(16.49% )	10.94%	5.96%	11.89%	9.87%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,048	$1,207	$1,157	$1,022	$1,110	$960
Ratio of expenses to average net assets	1.46%	1.05%	1.06%	1.05%	1.16%	1.15%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	1.96%	1.35%	1.32%	1.44%	1.39%	1.92%
Ratio of net investment income to average net assets	2.27%	1.44%	1.42%	1.40%	0.84%	0.73%
Ratio of net investment income (loss) to average net assets
prior to fees waived and expense paid indirectly	1.77%	1.14%	1.16%	1.01%	0.61%	(0.04% )
Portfolio turnover	131%	123%	8%	6%	7%	13%

[1]Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2]The average shares outstanding method has been applied for per share information.

[3]Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers by the manager and distributor, as applicable. Performance would have been lower had the waivers not been in effect.

See accompanying notes

(continues)     59

Financial highlights

Delaware Moderate Allocation Portfolio Institutional Class

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	3/31/09[1]	9/30/08	9/30/07	9/30/06	9/30/05	9/30/04
	(Unaudited)
Net asset value, beginning of period	$8.970	$11.200	$10.300	$9.800	$8.850	$8.110

Income (loss) from investment operations:
Net investment income[2]	0.107	0.197	0.208	0.188	0.133	0.116
Net realized and unrealized gain (loss) on investments
and foreign currencies	(1.284)	(1.917)	0.950	0.453	0.962	0.741
Total from investment operations	(1.177)	(1.720)	1.158	0.641	1.095	0.857

Less dividends and distributions from:
Net investment income	(0.144)	(0.308)	(0.229)	(0.141)	(0.145)	(0.117)
Net realized gain on investments	(0.069)	(0.202)	(0.029)	—	—	—
Total dividends and distributions	(0.213)	(0.510)	(0.258)	(0.141)	(0.145)	(0.117)

Net asset value, end of period	$7.580	$8.970	$11.200	$10.300	$9.800	$8.850

Total return[3]	(13.20% )	(16.06% )	11.41%	6.60%	12.46%	10.61%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$24,714	$1,357	$98	$401	$643	$774
Ratio of expenses to average net assets	0.96%	0.55%	0.56%	0.55%	0.58%	0.55%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	1.36%	0.75%	0.72%	0.84%	0.79%	1.32%
Ratio of net investment income to average net assets	2.77%	1.94%	1.92%	1.90%	1.42%	1.33%
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly	2.37%	1.74%	1.76%	1.61%	1.21%	0.56%
Portfolio turnover	131%	123%	8%	6%	7%	13%

[1]Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2]The average shares outstanding method has been applied for per share information.

[3]Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Delaware Conservative Allocation Portfolio Class A

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	3/31/09[1]	9/30/08	9/30/07	9/30/06	9/30/05	9/30/04
	(Unaudited)
Net asset value, beginning of period	$8.320	$9.770	$9.270	$9.000	$8.450	$7.930

Income (loss) from investment operations:
Net investment income[2]	0.121	0.226	0.260	0.242	0.205	0.155
Net realized and unrealized gain (loss) on investments
and foreign currencies	(0.755)	(1.253)	0.503	0.241	0.522	0.459
Total from investment operations	(0.634)	(1.027)	0.763	0.483	0.727	0.614

Less dividends and distributions from:
Net investment income	(0.206)	(0.324)	(0.263)	(0.213)	(0.177)	(0.094)
Net realized gain on investments	—	(0.099)	—	—	—	—
Total dividends and distributions	(0.206)	(0.423)	(0.263)	(0.213)	(0.177)	(0.094)

Net asset value, end of period	$7.480	$8.320	$9.770	$9.270	$9.000	$8.450

Total return[3]	(7.55% )	(10.98% )	8.36%	5.46%	8.68%	7.77%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$32,333	$35,619	$39,863	$33,571	$29,930	$27,270
Ratio of expenses to average net assets	1.15%	0.81%	0.81%	0.80%	0.82%	0.80%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	1.62%	1.09%	1.06%	1.22%	1.20%	1.62%
Ratio of net investment income to average net assets	3.21%	2.48%	2.73%	2.70%	2.35%	1.86%
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly	2.74%	2.20%	2.48%	2.28%	1.97%	1.04%
Portfolio turnover	167%	136%	13%	9%	8%	25%

[1]Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2]The average shares outstanding method has been applied for per share information.

[3]Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes

(continues)     61

Financial highlights

Delaware Conservative Allocation Portfolio Class B

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	3/31/09[1]	9/30/08	9/30/07	9/30/06	9/30/05	9/30/04
	(Unaudited)
Net asset value, beginning of period	$8.330	$9.770	$9.270	$9.000	$8.450	$7.960

Income (loss) from investment operations:
Net investment income[2]	0.093	0.157	0.188	0.174	0.139	0.092
Net realized and unrealized gain (loss) on investments
and foreign currencies	(0.752)	(1.247)	0.506	0.243	0.524	0.461
Total from investment operations	(0.659)	(1.090)	0.694	0.417	0.663	0.553

Less dividends and distributions from:
Net investment income	(0.141)	(0.251)	(0.194)	(0.147)	(0.113)	(0.063)
Net realized gain on investments	—	(0.099)	—	—	—	—
Total dividends and distributions	(0.141)	(0.350)	(0.194)	(0.147)	(0.113)	(0.063)

Net asset value, end of period	$7.530	$8.330	$9.770	$9.270	$9.000	$8.450

Total return[3]	(7.95% )	(11.56% )	7.57%	4.69%	7.89%	6.96%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$590	$677	$826	$852	$758	$711
Ratio of expenses to average net assets	1.90%	1.56%	1.56%	1.55%	1.57%	1.55%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	2.32%	1.79%	1.76%	1.92%	1.90%	2.32%
Ratio of net investment income to average net assets	2.46%	1.73%	1.98%	1.95%	1.60%	1.11%
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly	2.04%	1.50%	1.78%	1.58%	1.27%	0.34%
Portfolio turnover	167%	136%	13%	9%	8%	25%

[1]Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2]The average shares outstanding method has been applied for per share information.

[3]Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Delaware Conservative Allocation Portfolio Class C

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	3/31/09[1]	9/30/08	9/30/07	9/30/06	9/30/05	9/30/04
	(Unaudited)
Net asset value, beginning of period	$8.290	$9.730	$9.230	$8.960	$8.420	$7.930

Income (loss) from investment operations:
Net investment income[2]	0.093	0.159	0.189	0.175	0.139	0.093
Net realized and unrealized gain (loss) on investments
and foreign currencies	(0.752)	(1.249)	0.505	0.242	0.514	0.460
Total from investment operations	(0.659)	(1.090)	0.694	0.417	0.653	0.553

Less dividends and distributions from:
Net investment income	(0.141)	(0.251)	(0.194)	(0.147)	(0.113)	(0.063)
Net realized gain on investments	—	(0.099)	—	—	—	—
Total dividends and distributions	(0.141)	(0.350)	(0.194)	(0.147)	(0.113)	(0.063)

Net asset value, end of period	$7.490	$8.290	$9.730	$9.230	$8.960	$8.420

Total return[3]	(7.99% )	(11.61% )	7.60%	4.71%	7.80%	6.99%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$2,683	$3,373	$2,294	$1,643	$579	$641
Ratio of expenses to average net assets	1.90%	1.56%	1.56%	1.55%	1.57%	1.55%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	2.32%	1.79%	1.76%	1.92%	1.90%	2.32%
Ratio of net investment income to average net assets	2.46%	1.73%	1.98%	1.95%	1.60%	1.11%
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly	2.04%	1.50%	1.78%	1.58%	1.27%	0.34%
Portfolio turnover	167%	136%	13%	9%	8%	25%

[1]Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2]The average shares outstanding method has been applied for per share information.

[3]Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

(continues)     63

Financial highlights

Delaware Conservative Allocation Portfolio Class R

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	3/31/09[1]	9/30/08	9/30/07	9/30/06	9/30/05	9/30/04
	(Unaudited)
Net asset value, beginning of period	$8.310	$9.750	$9.250	$8.980	$8.420	$7.930

Income (loss) from investment operations:
Net investment income[2]	0.112	0.204	0.237	0.220	0.176	0.126
Net realized and unrealized gain (loss) on investments
and foreign currencies	(0.758)	(1.245)	0.503	0.236	0.531	0.449
Total from investment operations	(0.646)	(1.041)	0.740	0.456	0.707	0.575

Less dividends and distributions from:
Net investment income	(0.184)	(0.300)	(0.240)	(0.186)	(0.147)	(0.085)
Net realized gain on investments	—	(0.099)	—	—	—	—
Total dividends and distributions	(0.184)	(0.399)	(0.240)	(0.186)	(0.147)	(0.085)

Net asset value, end of period	$7.480	$8.310	$9.750	$9.250	$8.980	$8.420

Total return[3]	(7.71% )	(11.23% )	8.12%	5.16%	8.46%	7.27%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$707	$866	$792	$661	$200	$185
Ratio of expenses to average net assets	1.40%	1.06%	1.06%	1.05%	1.15%	1.15%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	1.92%	1.39%	1.36%	1.52%	1.50%	1.92%
Ratio of net investment income to average net assets	2.96%	2.23%	2.48%	2.45%	2.02%	1.51%
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly	2.44%	1.90%	2.18%	1.98%	1.67%	0.74%
Portfolio turnover	167%	136%	13%	9%	8%	25%

[1]Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2]The average shares outstanding method has been applied for per share information.

[3]Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers by the manager and distributor, as applicable. Performance would have been lower had the waivers not been in effect.

See accompanying notes

Delaware Conservative Allocation Portfolio Institutional Class

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	3/31/09[1]	9/30/08	9/30/07	9/30/06	9/30/05	9/30/04
	(Unaudited)
Net asset value, beginning of period	$8.350	$9.800	$9.290	$9.020	$8.470	$7.930

Income (loss) from investment operations:
Net investment income[2]	0.131	0.249	0.284	0.264	0.226	0.176
Net realized and unrealized gain (loss) on investments
and foreign currencies	(0.754)	(1.252)	0.512	0.241	0.522	0.468
Total from investment operations	(0.623)	(1.003)	0.796	0.505	0.748	0.644

Less dividends and distributions from:
Net investment income	(0.227)	(0.348)	(0.286)	(0.235)	(0.198)	(0.104)
Net realized gain on investments	—	(0.099)	—	—	—	—
Total dividends and distributions	(0.227)	(0.447)	(0.286)	(0.235)	(0.198)	(0.104)

Net asset value, end of period	$7.500	$8.350	$9.800	$9.290	$9.020	$8.470

Total return[3]	(7.41% )	(10.82% )	8.72%	5.71%	8.92%	8.16%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$7,282	$185	$87	$80	$254	$387
Ratio of expenses to average net assets	0.90%	0.56%	0.56%	0.55%	0.57%	0.55%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	1.32%	0.79%	0.76%	0.92%	0.90%	1.32%
Ratio of net investment income to average net assets	3.46%	2.73%	2.98%	2.95%	2.60%	2.11%
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly	3.04%	2.50%	2.78%	2.58%	2.27%	1.34%
Portfolio turnover	167%	136%	13%	9%	8%	25%

[1]Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2]The average shares outstanding method has been applied for per share information.

[3]Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Notes to financial statements

Delaware Foundation® Funds

March 31, 2009 (Unaudited)

Delaware Group® Foundation Funds (Trust) is organized as a Delaware statutory trust and offers three portfolios: Delaware Aggressive Allocation Portfolio, Delaware Moderate Allocation Portfolio and Delaware Conservative Allocation Portfolio (each a Portfolio, or collectively as the Portfolios). The Trust is an open-end investment company. The Portfolios are considered diversified under the Investment Company Act of 1940, as amended. The Portfolios offer Class A, Class B, Class C, Class R and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of up to 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares may only be purchased through dividend reinvestment and certain permitted exchanges. Prior to June 1, 2007, Class B shares were sold with a CDSC that declined from 4% to zero depending upon the period of time the shares were held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a CDSC of 1%, if redeemed during the first twelve months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of Delaware Aggressive Allocation Portfolio is to seek long-term capital growth.

The investment objective of Delaware Moderate Allocation Portfolio is to seek capital appreciation with current income as a secondary objective.

The investment objective of Delaware Conservative Allocation Portfolio is to seek a combination of current income and preservation of capital with capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Portfolios.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices. Other long-term debt securities, credit default swap (CDS) contracts and interest rate swap contracts are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Financial futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolios’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or suspension of trading in a security. The Portfolios may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before each Portfolio values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Portfolios may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes — No provision for federal income taxes has been made as each Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Portfolios evaluate tax positions taken or expected to be taken in the course of preparing the Portfolios’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Portfolios did not record any tax benefit or expense in the current period.

Class Accounting — Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Portfolios on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Portfolios may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Portfolios’ custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Portfolios isolate that portion of realized gains and losses on investments in

1. Significant Accounting Policies (continued)

debt securities, which is due to changes in the foreign exchange rates from that which are due to changes in market prices of debt securities. For foreign equity securities, these changes are included in realized gains (losses) on investments. The Portfolios report certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other — Expenses directly attributable to the Portfolios are charged directly to the Portfolios. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible bonds are amortized to interest income over the lives of the respective securities. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Portfolios are aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends and interest have been recorded in accordance with the Portfolios’ understanding of the applicable country’s tax rules and rates. Each Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

The Portfolios receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custody fees. The expense paid under this arrangement is included in custodian fees on the statements of operations with the corresponding expense offset shown as “expense paid indirectly.”

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, each Portfolio pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual management fee which is calculated at the rate of 0.65% on the first $500 million of average daily net assets of each Portfolio, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse each Portfolio to the extent necessary to ensure that total annual operating expenses, (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, brokerage fees, short-sale dividend and interest expenses, certain insurance costs and non-routine expenses or costs including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, “non-routine expenses”)), do not exceed 0.90% of average daily net assets through January 31, 2010. For purposes of these waivers and reimbursements, non-routine expenses may also include such additional costs and expenses, as may be agreed upon from time to time by the Portfolios’ Board and DMC. This expense waiver and reimbursement includes acquired fund fees and expenses, which are indirect expenses of the Portfolios.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Portfolios. For these services, the Portfolios pay DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments® Family of Funds on a relative net asset value basis. For the six months ended March 31, 2009, the Portfolios were charged for these services as follows:

Delaware	Delaware	Delaware
Aggressive	Moderate	Conservative
Allocation Portfolio	Allocation Portfolio	Allocation Portfolio
$997	$1,532	$1,073

DSC also provides dividend disbursing and transfer agency services. Each Portfolio pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, each Portfolio pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and C shares and 0.60% of the average daily net assets of the Class R shares. Institutional Class shares pay no distribution and service expenses. DDLP has contracted to limit the Class A and Class R shares’ 12b-1 fees through January 31, 2010, to no more than 0.25% and 0.50%, respectively, of average daily net assets.

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Notes to financial statements

Delaware Foundation® Funds

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

At March 31, 2009, the Portfolios had receivables due from or liabilities payable to affiliates as follows:

	Delaware	Delaware	Delaware
	Aggressive	Moderate	Conservative
	Allocation Portfolio	Allocation Portfolio	Allocation Portfolio
Investment management fee payable to DMC	$—	$—	$3,903
Dividend disbursing, transfer agent and fund accounting
oversight fees and other expenses payable to DSC	6,877	5,171	2,050
Distribution fee payable to DDLP	10,616	12,734	9,717
Other expenses payable to DMC and affiliates*	5,514	10,704	5,722
Receivable from DMC under expense limitation agreement	6,383	3,565	—

*DMC, as part of its administrative services, pays operating expenses on behalf of each Portfolio and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

As provided in the investment management agreement, each Portfolio bears the cost of certain legal and tax services, including internal legal and tax services provided to the Portfolios by DMC and/or its affiliates’ employees. For the six months ended March 31, 2009, each Portfolio was charged for internal legal and tax services provided by DMC and/or its affiliates’ employees as follows:

Delaware	Delaware	Delaware
Aggressive	Moderate	Conservative
Allocation Portfolio	Allocation Portfolio	Allocation Portfolio
$1,610	$2,502	$1,747

For the six months ended March 31, 2009, DDLP earned commissions on sales of Class A shares for each Portfolio as follows:

Delaware	Delaware	Delaware
Aggressive	Moderate	Conservative
Allocation Portfolio	Allocation Portfolio	Allocation Portfolio
$4,699	$3,902	$17,726

For the six months ended March 31, 2009, DDLP received gross CDSC commissions on redemption of each Portfolio’s Class A, Class B, and Class C shares, respectively, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker-dealer on sales of those shares. The amounts received were as follows:

	Delaware	Delaware	Delaware
	Aggressive	Moderate	Conservative
	Allocation Portfolio	Allocation Portfolio	Allocation Portfolio
Class A	$8	$—	$1
Class B	4,225	3,332	1,470
Class C	256	957	630

Trustees’ fees include expenses accrued by the Portfolios for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Portfolios.

3. Investments

For the six months ended March 31, 2009, the Portfolios made purchases and sales of investment securities other than short-term investments as follows:

	Delaware	Delaware	Delaware
	Aggressive	Moderate	Conservative
	Allocation Portfolio	Allocation Portfolio	Allocation Portfolio
Purchases other than U.S. government securities	$25,806,847	$53,064,430	$33,405,303
Purchases of U.S. government securities	2,738,228	7,878,827	8,664,583
Sales other than U.S. government securities	12,829,536	22,948,629	18,642,853
Sales of U.S. government securities	4,276,203	11,423,456	12,188,528

3. Investments (continued)

At March 31, 2009, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2009, the cost of investments and unrealized appreciation (depreciation) for federal income tax purposes for each Portfolio were as follows:

	Delaware	Delaware	Delaware
	Aggressive	Moderate	Conservative
	Allocation Portfolio	Allocation Portfolio	Allocation Portfolio
Cost of investments	$48,692,487	$74,291,664	$48,890,205
Aggregate unrealized appreciation	$553,432	$1,075,523	$881,391
Aggregate unrealized depreciation	(10,093,200)	(10,863,728)	(5,540,968)
Net unrealized depreciation	$(9,539,768)	$(9,788,205)	$(4,659,577)

Effective October 1, 2008, the Portfolios adopted Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Portfolios would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each Portfolio’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets

Level 2 – inputs are observable, directly or indirectly

Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of each Portfolio’s investments by the FAS 157 fair value hierarchy levels as of March 31, 2009:

	Delaware	Delaware	Delaware
	Aggressive	Moderate	Conservative
	Allocation Portfolio	Allocation Portfolio	Allocation Portfolio
Securities
Level 1	$22,093,801	$31,503,189	$15,160,244
Level 2	16,994,823	32,839,970	28,817,703
Level 3	64,095	160,300	252,681
Total	$39,152,719	$64,503,459	$44,230,628

Derivatives
Level 1	$—	$—	$—
Level 2	1,275	(6,016)	(6,142)
Level 3	—	—	—
Total	$1,275	$(6,016)	$(6,142)

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Notes to financial statements

Delaware Foundation® Funds

3. Investments (continued)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Delaware	Delaware	Delaware
	Aggressive	Moderate	Conservative
	Allocation Portfolio	Allocation Portfolio	Allocation Portfolio
Securities
Balance as of 9/30/08	$—	$—	$—
Net change in unrealized
appreciation/depreciation	200	3,455	(2,977)
Net purchases, sales and settlements	63,697	156,845	156,845
Net transfers in and/or out of Level 3	198	—	98,813
Balance as of 3/31/09	$64,095	$160,300	$252,681

Net change in unrealized
appreciation/depreciation
from investments still held
as of 3/31/09	$200	$3,455	$(2,977)

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended March 31, 2009 and year ended September 30, 2008 was as follows:

	Delaware	Delaware	Delaware
	Aggressive	Moderate	Conservative
	Allocation Portfolio	Allocation Portfolio	Allocation Portfolio
Six Months Ended 3/31/09*
Ordinary Income	$5,942	$958,009	$1,133,035
Long-term capital gain	1,418,559	515,128	—
Total	$1,424,501	$1,473,137	$1,133,035

Year Ended 9/30/08
Ordinary Income	$1,260,475	$1,253,042	$1,479,660
Long-term capital gain	1,442,924	965,014	409,033
Total	$2,703,399	$2,218,056	$1,888,693

*Tax information for the period ended March 31, 2009 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of March 31, 2009, the estimated components of net assets on a tax basis were as follows:

	Delaware	Delaware	Delaware
	Aggressive	Moderate	Conservative
	Allocation Portfolio	Allocation Portfolio	Allocation Portfolio
Shares of beneficial interest	$50,954,844	$75,809,793	$50,086,496
Undistributed ordinary income	456,761	315,781	318,533
Realized losses 10/1/08 – 3/31/09	(425,794)	(369,075)	(1,239,619)
Post-October losses	(2,251,657)	(1,900,197)	(750,549)
Post-October currency losses	(83,244)	(133,348)	(134,529)
Other temporary differences	(3,616)	(11,001)	(11,017)
Unrealized depreciation of investments and foreign currencies	(9,540,626)	(9,803,316)	(4,673,950)
Net assets	$39,106,668	$63,908,637	$43,595,365

5. Components of Net Assets on a Tax Basis (continued)

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, mark-to market on financial futures contracts, and mark-to-market on foreign currency contracts, tax deferral of losses on straddles, tax treatment of market discount and premium on debt instruments, and tax treatment of CDS contracts.

Post-October losses represent losses realized on investment and foreign currency from November 1, 2008 through September 30, 2009 that, in accordance with federal income tax regulations, the Portfolios have elected to defer and treat as having arisen in the following year.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of gain (loss) on foreign currency transactions, CDS contracts, dividends and distributions, market discount and premium on certain debt instruments and paydowns of mortgage- and asset-backed securities. Results of operations and net assets were not affected by these reclassifications. For the six months ended March 31, 2009, the Portfolios recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end.

	Delaware	Delaware	Delaware
	Aggressive	Moderate	Conservative
	Allocation Portfolio	Allocation Portfolio	Allocation Portfolio
Undistributed net investment income	$(40,737)	$(54,657)	$(27,791)
Accumulated net realized loss	40,737	54,657	27,791

6. Capital Shares

Transactions in capital shares were as follows:

	Delaware Aggressive		Delaware Moderate		Delaware Conservative
	Allocation Portfolio		Allocation Portfolio		Allocation Portfolio
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	3/31/09	9/30/08	3/31/09	9/30/08	3/31/09	9/30/08
Shares sold:
Class A	545,933	722,050	660,337	988,106	490,992	778,835
Class B	18,671	57,576	45,783	76,228	32,714	46,266
Class C	158,166	191,681	110,557	314,666	113,721	385,036
Class R	46,605	70,122	15,365	48,813	9,341	36,590
Institutional Class	1,653,183	43,508	3,447,682	150,054	1,087,411	13,250

Shares issued upon reinvestment of
dividends and distributions:
Class A	117,129	178,752	93,658	160,790	108,735	180,876
Class B	17,176	31,332	5,097	15,673	770	2,596
Class C	19,925	26,822	9,822	22,451	7,031	11,031
Class R	7,061	10,990	2,844	4,709	2,486	3,540
Institutional Class	45,649	1,085	74,333	419	26,180	425
	2,629,498	1,333,918	4,465,478	1,781,909	1,879,381	1,458,445

Shares repurchased:
Class A	(554,919)	(1,015,791)	(616,800)	(726,483)	(558,389)	(760,681)
Class B	(129,258)	(239,039)	(115,099)	(175,728)	(36,367)	(52,143)
Class C	(165,497)	(181,980)	(165,612)	(211,064)	(169,299)	(225,015)
Class R	(31,724)	(82,156)	(15,012)	(22,132)	(21,572)	(17,039)
Institutional Class	(364,337)	(21,094)	(413,549)	(8,019)	(164,210)	(347)
	(1,245,735)	(1,540,060)	(1,326,072)	(1,143,426)	(949,837)	(1,055,225)
Net increase (decrease)	1,383,763	(206,142)	3,139,406	638,483	929,544	403,220

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Notes to financial statements

Delaware Foundation® Funds

6. Capital Shares (continued)

For the six months ended March 31, 2009 and year ended September 30, 2008, the following Class B shares were converted to Class A shares. The respective amounts are included in Class B redemptions and Class A subscriptions in the tables on the previous page and the statements of changes in net assets.

	Six Months Ended			Year Ended
	3/31/09			9/30/08
	Class B	Class A		Class B	Class A
	Shares	Shares	Value	Shares	Shares	Value
Delaware Aggressive Allocation Portfolio	32,244	31,693	$214,909	119,481	117,966	$1,149,257
Delaware Moderate Allocation Portfolio	26,832	26,758	208,544	60,984	60,788	611,980
Delaware Conservative Allocation Portfolio	5,597	5,598	43,618	16,688	16,731	150,396

7. Line of Credit

Each Portfolio, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $225,000,000 revolving line of credit with The Bank of New York Mellon (BNY Mellon) to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. The agreement expired on November 18, 2008.

Effective November 18, 2008, the Portfolios, along with the other Participants, entered into an amendment to the agreement with BNY Mellon for a $35,000,000 revolving line of credit. The agreement, as amended, is to be used as described above and operates in substantially the same manner as the original agreement. The agreement, as amended, expires on November 17, 2009. The Portfolios had no amounts outstanding as of March 31, 2009 or at any time during the period then ended.

8. Foreign Currency Exchange Contracts

Each Portfolio may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. Each Portfolio may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Portfolios may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolios could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

9. Financial Futures Contracts

Each Portfolio may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, each Portfolio deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by each Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, each Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments.

10. Swap Contracts

The Portfolios may enter into interest rate swap contracts, index swap contracts and CDS contracts in accordance with its investment objectives. The Portfolios may use interest rate swaps to adjust the Portfolios’ sensitivity to interest rates or to hedge against changes in interest rates. Index swaps may be used to gain exposure to markets that the Portfolios invest in, such as the corporate bond market. The Portfolios may also use index swaps as a substitute for futures or options contracts if such contracts are not directly available to the Portfolios on favorable terms. The Portfolios may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

An interest rate swap involves payments received by the Portfolios from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Portfolios receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Portfolios’ sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment/receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts.

10. Swap Contracts (continued)

Index swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Portfolios will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Portfolios will make a payment to the counterparty. The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract.

A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Portfolios in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the referenced security (or basket of securities) to the counterparty.

During the six months ended March 31, 2009, the Portfolios entered into CDS contracts as a purchaser of protection. Periodic payments on such contracts are accrued daily and recorded as unrealized losses on swap contracts. Upon payment, such amounts are recorded as realized losses on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. For the six months ended March 31, 2009, the Portfolios did not enter into any CDS contracts as a seller of protection.

Credit default swaps may involve greater risks than if the Portfolios had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Portfolios enter into a CDS contract as a purchaser of protection and no credit event occurs, its exposure is limited to the periodic payments previously made to the counterparty.

Because there is no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event each Portfolio terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the statements of net assets.

11. Securities Lending

Each Portfolio, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with BNY Mellon. With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the Mellon GSL DBT II Collateral Fund (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor’s Ratings Group (S&P) or Moody’s Investors Service, Inc. (Moody’s) or repurchase agreements collateralized by such securities. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. Each Portfolio may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Portfolios may not receive an amount from the Collective Trust that is equal in amount to the collateral the Portfolios would be required to return to the borrower of the securities and the Portfolios would be required to make up for this shortfall. Prior to the fiscal period ended March 31, 2009, BNY Mellon transferred certain distressed securities from the Collective Trust into the Mellon GSL DBT Liquidation Trust. Each Portfolio may also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolios, or at the discretion of the lending agent, replace the loaned securities. The Portfolios continue to record dividends or interest, as applicable, on the securities loaned and are subject to any change in value of the securities loaned that may occur during the term of the loan. Each Portfolio has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Portfolios receive loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the relevant Portfolios, the security lending agent, and the borrower. The Portfolios record security lending income net of allocations to the security lending agent and the borrower. At March 31, 2009, there were no securities on loan.

12. Credit and Market Risk

Some countries in which the Portfolios may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

(continues)     73

Notes to financial statements

Delaware Foundation® Funds

12. Credit and Market Risk (continued)

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Portfolios may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Portfolios.

The Portfolios may invest in Real Estate Investment Trusts (REITs) and are subject to the risks associated with that industry. If the Portfolios hold real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the six months ended March 31, 2009. The Portfolios’ holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

Each Portfolio may invest a portion of its assets in high yield fixed income securities, which carry ratings of BB or lower by S&P and/or Ba or lower by Moody’s. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Portfolios invest a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.

Each Portfolio invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on each Portfolio’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, each Portfolio may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

Each Portfolio may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended (Act), and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolios’ Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of each Portfolio’s limitation on investments in illiquid assets. Each Portfolio may also invest in securities exempt from registration under Section 4(2) of the Act, which exempts from registration transactions by an issuer not involving any public offerings. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Portfolios’ 15% limit on investments in illiquid securities. As of March 31, 2009, there were no Section 4(2) securities. Rule 144A and illiquid securities have been identified on the statements of net assets.

13. Contractual Obligations

Each Portfolio enters into contracts in the normal course of business that contain a variety of indemnifications. Each Portfolio’s maximum exposure under these arrangements is unknown. However, the Portfolios have not had prior claims or losses pursuant to these contracts. Management has reviewed each Portfolio’s existing contracts and expects the risk of loss to be remote.

14. Subsequent Event

On November 19, 2008, the Board for Delaware Balanced Fund (the Reorganizing Fund) approved a proposal to reorganize the Reorganizing Fund with and into Delaware Moderate Allocation Portfolio (the Acquiring Fund). The Board responsible for the Acquiring Fund also approved the reorganization. Effective as of the close of business on December 8, 2008, the Reorganizing Fund was closed to new investors as of March 2, 2009. The merger was approved by a majority of the Reorganizing Fund’s shareholders and was effected April 17, 2009.

About the organization

This semiannual report is for the information of Delaware Foundation® Funds shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Foundation Funds and the Delaware Investments® Fund profile for the most recently completed calendar quarter. These documents are available at www.delawareinvestments.com. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the investment company. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the investment company will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Board of trustees

Patrick P. Coyne
Chairman, President, and
Chief Executive Officer
Delaware Investments Family of Funds
Philadelphia, PA

Thomas L. Bennett
Private Investor
Rosemont, PA

John A. Fry
President
Franklin & Marshall College
Lancaster, PA

Anthony D. Knerr
Founder and Managing Director
Anthony Knerr & Associates
New York, NY

Lucinda S. Landreth
Former Chief Investment Officer
Assurant, Inc.
Philadelphia, PA

Ann R. Leven
Consultant
ARL Associates
New York, NY

Thomas F. Madison
President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

Janet L. Yeomans
Vice President and Treasurer
3M Corporation
St. Paul, MN

J. Richard Zecher
Founder
Investor Analytics
Scottsdale, AZ

Affiliated officers

David F. Connor
Vice President, Deputy General Counsel,
and Secretary
Delaware Investments Family of Funds
Philadelphia, PA

Daniel V. Geatens
Vice President and Treasurer
Delaware Investments Family of Funds
Philadelphia, PA

David P. O’Connor
Senior Vice President, General Counsel,
and Chief Legal Officer
Delaware Investments Family of Funds
Philadelphia, PA

Richard Salus
Senior Vice President and
Chief Financial Officer
Delaware Investments Family of Funds
Philadelphia, PA

Contact information

Investment manager
Delaware Management Company, a series
of Delaware Management Business Trust
Philadelphia, PA

National distributor
Delaware Distributors, L.P.
Philadelphia, PA

Shareholder servicing, dividend
disbursing, and transfer agent
Delaware Service Company, Inc.
2005 Market Street
Philadelphia, PA 19103-7094

For shareholders
800 523-1918

For securities dealers and financial
institutions representatives only
800 362-7500

Web site
www.delawareinvestments.com

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Forms N-Q, as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s Web site at www.sec.gov. In addition, a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities and each Fund’s Schedule of Investments are available without charge on each Fund’s Web site at www.delawareinvestments.com. Each Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how each Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through each Fund’s Web site at www.delawareinvestments.com; and (ii) on the Commission’s Web site at www.sec.gov.

Item 2. Code of Ethics

     Not applicable.

Item 3. Audit Committee Financial Expert

     Not applicable.

Item 4. Principal Accountant Fees and Services

     Not applicable.

Item 5. Audit Committee of Listed Registrants

     Not applicable.

Item 6. Investments

     (a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

     (b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

     Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

     Not applicable.

Item 11. Controls and Procedures

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)	(1) Code of Ethics

Not applicable.

	(2)	Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

	(3)	Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: Delaware Group® Foundation Funds

PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	June 5, 2009

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	June 5, 2009

RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	June 5, 2009